UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-03857

American Funds Insurance Series
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

Steven I. Koszalka
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American Funds Insurance Series®
Global Discovery FundSM
Investment portfolio

September 30, 2011
 unaudited

Common stocks — 79.50%	Shares	Value (000)

INFORMATION TECHNOLOGY — 20.89%
Apple Inc.1	20,700	$7,891
Google Inc., Class A1	8,000	4,115
EMC Corp.1	150,000	3,149
ASML Holding NV2	86,000	2,988
SINA Corp.1	40,000	2,864
Mail.ru Group Ltd. (GDR)1,2	90,000	2,607
Baidu, Inc., Class A (ADR)1	23,000	2,459
Visa Inc., Class A	25,000	2,143
Gemalto NV2	40,000	1,907
Samsung Electronics Co. Ltd.2	2,500	1,751
Rovi Corp.1	40,000	1,719
AAC Technologies Holdings Inc.2	776,000	1,662
eBay Inc.1	55,000	1,622
Trimble Navigation Ltd.1	45,000	1,510
Wistron Corp.2	1,247,516	1,431
Autodesk, Inc.1	50,000	1,389
Yahoo! Inc.1	95,000	1,250
NetEase.com, Inc. (ADR)1	29,400	1,122
Cisco Systems, Inc.	70,000	1,084
Digital River, Inc.1	48,000	995
Avid Technology, Inc.1	85,000	658
		46,316

HEALTH CARE — 15.32%
Forest Laboratories, Inc.1	110,200	3,393
Edwards Lifesciences Corp.1	45,000	3,208
Allergan, Inc.	35,000	2,883
Alere Inc.1	142,000	2,790
Teva Pharmaceutical Industries Ltd. (ADR)	72,000	2,680
Myriad Genetics, Inc.1	142,000	2,661
Stryker Corp.	45,000	2,121
Medco Health Solutions, Inc.1	45,000	2,110
Illumina, Inc.1	50,000	2,046
Biogen Idec Inc.1	20,100	1,872
Orthofix International NV1	45,000	1,553
Hologic, Inc.1	100,000	1,521
Medtronic, Inc.	40,000	1,330
Integra LifeSciences Holdings Corp.1	32,000	1,145
NuVasive, Inc.1	62,000	1,058
UCB SA2	19,654	837
Richter Gedeon Nyrt2	5,500	749
		33,957

CONSUMER DISCRETIONARY — 12.84%
Comcast Corp., Class A, special nonvoting shares	150,000	3,103
Comcast Corp., Class A	35,000	731
Amazon.com, Inc.1	16,000	3,460
Paddy Power PLC2	55,000	2,830
Daily Mail and General Trust PLC, Class A, nonvoting2	500,000	2,817
Las Vegas Sands Corp.1	55,000	2,109
DIRECTV, Class A1	45,000	1,901
Tractor Supply Co.	30,000	1,876
John Wiley & Sons, Inc., Class A	40,000	1,777
Garmin Ltd.	50,000	1,589
Texas Roadhouse, Inc.	115,000	1,520
Sky Deutschland AG1,2	585,000	1,509
Time Warner Inc.	50,000	1,499
Grupo Televisa, SAB, ordinary participation certificates (ADR)	44,000	809
CTC Media, Inc.	85,000	757
OPAP SA2	18,490	188
		28,475

FINANCIALS — 9.93%
Sampo Oyj, Class A2	125,000	3,131
AIA Group Ltd.2	711,000	2,012
HDFC Bank Ltd.2	197,904	1,866
Banco Santander, SA2	222,515	1,819
State Street Corp.	50,000	1,608
Marsh & McLennan Companies, Inc.	60,000	1,592
Deutsche Bank AG2	43,200	1,505
Longfor Properties Co. Ltd.2	1,400,000	1,365
Fifth Third Bancorp	130,000	1,313
Aberdeen Asset Management PLC2	470,000	1,257
Zions Bancorporation	80,000	1,126
AFLAC Inc.	31,100	1,087
Capitol Federal Financial, Inc.	90,000	950
First American Financial Corp.	45,055	577
UBS AG1,2	42,538	484
Synovus Financial Corp.	295,900	317
		22,009

UTILITIES — 5.28%
ENN Energy Holdings Ltd.2	2,610,000	8,444
International Power PLC2	350,000	1,658
Scottish and Southern Energy PLC2	80,000	1,600
		11,702

INDUSTRIALS — 4.87%
Ryanair Holdings PLC (ADR)1	186,400	4,800
AirAsia Bhd.2	2,600,000	2,367
Serco Group PLC2	205,000	1,624
Capita Group PLC2	130,000	1,421
AMR Corp.1	200,000	592
		10,804

TELECOMMUNICATION SERVICES — 2.61%
Crown Castle International Corp.1	90,000	3,660
Millicom International Cellular SA (SDR)2	12,200	1,222
Philippine Long Distance Telephone Co.2	9,100	454
Philippine Long Distance Telephone Co. (ADR)	9,100	451
		5,787

MATERIALS — 2.28%
Nitto Denko Corp.2	50,000	1,970
Ube Industries, Ltd.2	475,000	1,575
Monsanto Co.	25,000	1,501
		5,046

ENERGY — 0.59%
Schlumberger Ltd.	22,000	1,314

CONSUMER STAPLES — 0.25%
Wal-Mart de México, SAB de CV, Series V	237,200	547

MISCELLANEOUS — 4.64%
Other common stocks in initial period of acquisition		10,284

Total common stocks (cost: $180,176,000)		176,241

	Shares or
Convertible securities — 2.59%	principal amount

CONSUMER DISCRETIONARY — 2.29%
Groupon Inc., Series G, convertible preferred1,2,3	79,139	5,065

INDUSTRIALS — 0.20%
AMR Corp. 6.25% convertible notes 2014	$750,000	447

FINANCIALS — 0.10%
Synovus Financial Corp. 8.25% convertible preferred 2013, units	20,000	224

Total convertible securities (cost: $3,768,000)		5,736

	Principal amount
Bonds, notes & other debt instruments — 3.85%	(000)

BONDS & NOTES OF U.S. GOVERNMENT — 3.85%
U.S. Treasury 3.75% 2041	$7,305	8,540

Total bonds, notes & other debt instruments (cost: $8,023,000)		8,540

Short-term securities — 14.33%

Freddie Mac 0.04%–0.13% due 10/31/2011–1/17/2012	5,860	5,859
Pfizer Inc 0.04% due 10/4/20114	5,500	5,500
NetJets Inc. 0.02% due 10/3/20114	4,200	4,200
Procter & Gamble Co. 0.10% due 10/17/20114	4,000	4,000
Hewlett-Packard Co. 0.14% due 10/5/20114	3,000	3,000
Coca-Cola Co. 0.17% due 1/13/20124	3,000	2,999
Fannie Mae 0.07% due 1/4/2012	2,600	2,599
Falcon Asset Securitization Co., LLC 0.15% due 10/20/20114	2,000	2,000
Wal-Mart Stores, Inc. 0.06% due 10/12/20114	1,600	1,600

Total short-term securities (cost: $31,756,000)		31,757

Total investment securities (cost: $223,723,000)		$222,274
Other assets less liabilities		(604)

Net assets		$221,670

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.

2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $67,766,000, which represented 30.57% of the net assets of the fund. This amount includes $61,270,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

3Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired on 12/17/2010 at a cost of $2,500,000) may be subject to legal or contractual restrictions on resale.

4Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $23,299,000, which represented 10.51% of the net assets of the fund.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the series’ board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2011 (dollars in thousands):

Investment securities:	Level 1	Level 2		Level 3	Total
Common stocks:
Information technology	$33,970	$12,346	*	$—	$46,316
Health care	32,371	1,586	*	—	33,957
Consumer discretionary	21,131	7,344	*	—	28,475
Financials	8,570	13,439	*	—	22,009
Utilities	—	11,702	*	—	11,702
Industrials	5,392	5,412	*	—	10,804
Telecommunication services	4,111	1,676	*	—	5,787
Materials	1,501	3,545	*	—	5,046
Energy	1,314	—		—	1,314
Consumer staples	547	—		—	547
Miscellaneous	4,633	5,651	*	—	10,284
Convertible securities	224	447		5,065	5,736
Bonds, notes & other debt instruments	—	8,540		—	8,540
Short-term securities	—	31,757		—	31,757
Total	$113,764	$103,445		$5,065	$222,274

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $61,270,000 of investment securities were classified as Level 2 instead of Level 1.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended September 30, 2011 (dollars in thousands):

	Beginning		Ending
	value at	Unrealized	value at
	1/1/2011	appreciation	9/30/2011
Investment securities	$2,500	$2,565	$5,065

Net unrealized appreciation during the period on Level 3 investment securities held at September 30, 2011 (dollars in thousands):			$2,565

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$25,531
Gross unrealized depreciation on investment securities	(27,041)
Net unrealized depreciation on investment securities	(1,510)
Cost of investment securities for federal income tax purposes	223,784

Key to abbreviations

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
SDR = Swedish Depositary Receipts

Global Growth FundSM
Investment portfolio

September 30, 2011
 unaudited

Common stocks — 92.87%	Shares	Value (000)

CONSUMER DISCRETIONARY — 16.58%
Virgin Media Inc.	5,660,000	$137,821
Amazon.com, Inc.1	241,000	52,111
Toyota Motor Corp.2	1,452,900	49,667
Honda Motor Co., Ltd.2	1,658,800	48,636
Home Depot, Inc.	1,350,000	44,375
Burberry Group PLC2	2,135,000	38,647
Las Vegas Sands Corp.1	800,000	30,672
Hyundai Mobis Co., Ltd.2	105,500	29,962
priceline.com Inc.1	64,500	28,990
adidas AG2	422,000	25,462
H & M Hennes & Mauritz AB, Class B2	752,000	22,463
NIKE, Inc., Class B	260,000	22,233
Apollo Group, Inc., Class A1	550,000	21,786
Naspers Ltd., Class N2	487,500	21,102
DIRECTV, Class A1	450,000	19,012
International Game Technology	1,280,000	18,598
Nikon Corp.2	650,000	15,274
Dongfeng Motor Group Co., Ltd., Class H2	11,428,000	15,145
Carphone Warehouse Group PLC2	2,812,500	14,701
CarMax, Inc.1	610,000	14,549
Johnson Controls, Inc.	520,000	13,712
Suzuki Motor Corp.2	600,000	13,199
Harman International Industries, Inc.	440,000	12,575
McDonald’s Corp.	130,000	11,417
Expedia, Inc.	400,000	10,300
Mr Price Group Ltd.2	1,215,000	10,084
Sony Corp.2	391,500	7,513
Time Warner Inc.	100,000	2,997
Multi Screen Media Private Ltd.1,2,3	16,148	1,338
		754,341

INFORMATION TECHNOLOGY — 13.60%
Apple Inc.1	274,000	104,443
Oracle Corp.	2,570,000	73,862
Texas Instruments Inc.	2,626,000	69,983
Samsung Electronics Co. Ltd.2	66,045	46,265
Yahoo! Inc.1	3,330,200	43,825
Taiwan Semiconductor Manufacturing Co. Ltd.2	12,800,000	29,002
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	1,000,000	11,430
Microsoft Corp.	1,592,500	39,637
TE Connectivity Ltd.	1,266,250	35,632
ASML Holding NV (New York registered)	840,489	29,030
ASML Holding NV2	111,111	3,861
Google Inc., Class A1	40,000	20,575
Altera Corp.	550,000	17,342
KLA-Tencor Corp.	412,921	15,807
Murata Manufacturing Co., Ltd.2	240,000	12,949
First Solar, Inc.1	194,900	12,320
Nintendo Co., Ltd.2	75,000	10,924
TDK Corp.2	270,000	9,396
Infineon Technologies AG2	1,275,000	9,390
Hon Hai Precision Industry Co., Ltd.2	3,696,000	8,251
Canon, Inc.2	168,200	7,615
Hewlett-Packard Co.	320,000	7,184
		618,723

FINANCIALS — 12.59%
Moody’s Corp.	2,529,900	77,036
China Life Insurance Co. Ltd., Class H2	15,190,000	35,905
Industrial and Commercial Bank of China Ltd., Class H2	69,091,750	33,397
Prudential PLC2	3,853,747	32,985
Housing Development Finance Corp. Ltd.2	2,350,000	30,336
AIA Group Ltd.2	10,454,200	29,589
Bank of Nova Scotia	538,000	27,067
Goldman Sachs Group, Inc.	275,000	26,001
Agricultural Bank of China, Class H2	79,992,000	25,708
ICICI Bank Ltd.2	1,223,633	21,518
Sumitomo Mitsui Financial Group, Inc.2	733,000	20,687
AXA SA2	1,501,463	19,495
CIMB Group Holdings Bhd.2	7,500,000	16,267
Sanlam Ltd.2	4,680,000	15,604
Citigroup Inc.	600,000	15,372
HSBC Holdings PLC (United Kingdom)2	1,995,228	15,206
Berkshire Hathaway Inc., Class A1	140	14,952
East West Bancorp, Inc.	882,174	13,153
Allianz SE2	136,500	12,845
Wells Fargo & Co.	500,000	12,060
ACE Ltd.	190,000	11,514
Sun Hung Kai Properties Ltd.2	866,208	9,814
Bank of America Corp.	1,600,000	9,792
QBE Insurance Group Ltd.2	750,000	9,202
JPMorgan Chase & Co.	300,000	9,036
Ayala Land, Inc.2	19,300,000	6,385
Banco De Oro Unibank, Inc.2	5,500,000	6,367
DnB NOR ASA2	523,635	5,228
DLF Ltd.2	1,070,000	4,685
Standard Chartered PLC2	200,721	4,006
Itaú Unibanco Holding SA, preferred nominative	125,300	1,936
CapitaMalls Asia Ltd.2	858,000	783
		573,931

HEALTH CARE — 12.03%
Novo Nordisk A/S, Class B2	1,070,700	106,440
UnitedHealth Group Inc.	1,225,000	56,497
Vertex Pharmaceuticals Inc.1	1,075,000	47,881
Novartis AG2	580,000	32,370
Merck & Co., Inc.	979,600	32,043
Bristol-Myers Squibb Co.	750,000	23,535
Edwards Lifesciences Corp.1	330,000	23,522
Sonic Healthcare Ltd.2	2,110,000	23,088
UCB SA2	515,020	21,931
Baxter International Inc.	390,000	21,895
Aetna Inc.	585,000	21,265
Celgene Corp.1	335,000	20,743
Hospira, Inc.1	560,000	20,720
Bayer AG2	349,300	19,196
Pharmasset, Inc.1	200,000	16,474
Gilead Sciences, Inc.1	400,000	15,520
Roche Holding AG2	90,000	14,479
Intuitive Surgical, Inc.1	30,000	10,928
Mindray Medical International Ltd., Class A (ADR)	435,000	10,270
Covance Inc.1	195,000	8,863
		547,660

CONSUMER STAPLES — 10.88%
Unilever NV, depository receipts2	2,300,000	72,850
Anheuser-Busch InBev NV2	1,017,025	53,936
Pernod Ricard SA2	675,439	52,960
Procter & Gamble Co.	700,000	44,226
Shoprite Holdings Ltd.2	3,055,000	42,774
British American Tobacco PLC2	820,500	34,777
Nestlé SA2	530,000	29,134
Coca-Cola Co.	330,000	22,295
Philip Morris International Inc.	350,000	21,833
Wal-Mart de México, SAB de CV, Series V (ADR)	800,000	18,440
SABMiller PLC2	500,000	16,251
PepsiCo, Inc.	245,000	15,165
Avon Products, Inc.	695,800	13,638
Tesco PLC2	2,100,000	12,284
Kimberly-Clark de México, SAB de CV, Class A	2,300,000	11,825
Woolworths Ltd.2	475,483	11,362
Danone SA2	150,430	9,258
Wilmar International Ltd.2	1,275,000	5,057
Japan Tobacco Inc.2	840	3,919
Coca-Cola Hellenic Bottling Co. SA2	180,000	3,184
		495,168

INDUSTRIALS — 7.90%
United Technologies Corp.	622,000	43,764
Geberit AG2	237,185	43,603
KBR, Inc.	1,623,000	38,352
Siemens AG2	296,157	26,756
Vestas Wind Systems A/S1,2	1,448,370	23,486
Ingersoll-Rand PLC	800,000	22,472
Ryanair Holdings PLC (ADR)1	733,100	18,877
Union Pacific Corp.	222,000	18,131
Michael Page International PLC2	3,026,000	17,214
IDEX Corp.	550,000	17,138
Komatsu Ltd.2	666,700	14,397
Actuant Corp., Class A	720,000	14,220
Marubeni Corp.2	2,000,000	11,184
Eaton Corp.	250,000	8,875
Delta Air Lines, Inc.1	1,160,000	8,700
Masco Corp.	1,125,000	8,010
Schneider Electric SA2	130,000	6,999
Navistar International Corp.1	210,000	6,745
Vallourec SA2	115,000	6,591
Kubota Corp.2	460,000	3,675
		359,189

ENERGY — 6.88%
TOTAL SA2	1,045,000	46,075
Royal Dutch Shell PLC, Class B (ADR)	433,643	26,907
Royal Dutch Shell PLC, Class B2	574,666	17,849
Oil Search Ltd.2	6,960,000	37,562
Chevron Corp.	360,000	33,307
INPEX CORP.2	4,670	28,778
Canadian Natural Resources, Ltd.	861,400	25,294
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	400,000	8,980
Petróleo Brasileiro SA — Petrobras, preferred nominative (ADR)	380,000	7,874
Transocean Ltd.	350,000	16,709
Tenaris SA (ADR)	640,000	16,288
Technip SA2	143,000	11,444
Suncor Energy Inc.	370,000	9,449
Imperial Oil Ltd.	257,928	9,265
Schlumberger Ltd.	150,000	8,959
Helmerich & Payne, Inc.	200,000	8,120
		312,860

MATERIALS — 4.73%
Dow Chemical Co.	1,535,000	34,476
Steel Dynamics, Inc.	3,400,000	33,728
Sigma-Aldrich Corp.	485,000	29,968
Northam Platinum Ltd.2	4,675,000	19,031
Newmont Mining Corp.	300,000	18,870
Holcim Ltd2	324,908	17,177
Akzo Nobel NV2	338,100	14,947
Potash Corp. of Saskatchewan Inc.	270,000	11,669
Barrick Gold Corp.	200,000	9,330
Nitto Denko Corp.2	200,000	7,879
FMC Corp.	83,000	5,740
Alcoa Inc.	500,000	4,785
Rio Tinto PLC2	100,000	4,417
First Quantum Minerals Ltd.	225,000	2,995
		215,012

TELECOMMUNICATION SERVICES — 4.43%
América Móvil, SAB de CV, Series L (ADR)	3,040,000	67,123
América Móvil, SAB de CV, Series L	16,370,000	18,072
SOFTBANK CORP.2	1,405,000	41,128
Koninklijke KPN NV2	1,528,000	20,115
AT&T Inc.	500,000	14,260
France Télécom SA2	700,000	11,479
TalkTalk Telecom Group PLC2	5,625,000	11,053
Telefónica, SA2	500,000	9,586
China Telecom Corp. Ltd., Class H2	14,164,000	8,838
		201,654

UTILITIES — 1.33%
GDF SUEZ2	1,122,805	33,542
CLP Holdings Ltd.2	1,600,000	14,352
International Power PLC2	2,200,000	10,422
SUEZ Environnement Co.2	165,524	2,307
		60,623

MISCELLANEOUS — 1.92%
Other common stocks in initial period of acquisition		87,305

Total common stocks (cost: $3,844,557,000)		4,226,466

	Principal amount	Value
Short-term securities — 6.44%	(000)	(000)

Straight-A Funding LLC 0.11%–0.14% due 10/24–10/25/20114	$38,500	$38,497
Thunder Bay Funding, LLC 0.18%–0.22% due 10/19–12/19/20114	25,361	25,349
Old Line Funding, LLC 0.18% due 12/8/20114	11,000	10,998
Fannie Mae 0.09% due 12/19/2011	25,000	24,998
KfW 0.10%–0.13% due 10/7–10/20/20114	24,300	24,299
Shell International Finance BV 0.08% due 11/3/20114	23,700	23,698
U.S. Treasury Bill 0.223% due 1/12/2012	22,600	22,599
Québec (Province of) 0.11% due 1/17/20124	21,200	21,179
CAFCO, LLC 0.18% due 10/6/2011	21,000	20,999
Barclays U.S. Funding Corp. 0.08% due 10/3/2011	20,800	20,800
Federal Home Loan Bank 0.16% due 5/15/2012	19,000	18,991
eBay Inc. 0.12% due 12/7/20114	13,000	12,993
Freddie Mac 0.02%–0.04% due 11/28–12/5/2011	10,800	10,800
United Technologies Corp. 0.06% due 10/24/20114	8,400	8,400
Variable Funding Capital Company LLC 0.17% due 10/31/20114	8,300	8,298

Total short-term securities (cost: $292,891,000)		292,898

Total investment securities (cost: $4,137,448,000)		4,519,364
Other assets less liabilities		31,382

Net assets		$4,550,746

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.

2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $1,960,955,000, which represented 43.09% of the net assets of the fund. This amount includes $1,959,617,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

3Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired from 9/6/2000 to 4/18/2002 at a cost of $6,378,000) may be subject to legal or contractual restrictions on resale.

4Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $173,711,000, which represented 3.82% of the net assets of the fund.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the series’ board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2011 (dollars in thousands):

Investment securities:	Level 1	Level 2		Level 3	Total
Common stocks:
Consumer discretionary	$441,148	$311,855	*	$1,338	$754,341
Information technology	481,070	137,653	*	—	618,723
Financials	217,919	356,012	*	—	573,931
Health care	330,156	217,504	*	—	547,660
Consumer staples	147,422	347,746	*	—	495,168
Industrials	205,284	153,905	*	—	359,189
Energy	171,152	141,708	*	—	312,860
Materials	151,561	63,451	*	—	215,012
Telecommunication services	99,455	102,199	*	—	201,654
Utilities	—	60,623	*	—	60,623
Miscellaneous	20,344	66,961	*	—	87,305
Short-term securities	—	292,898		—	292,898
Total	$2,265,511	$2,252,515		$1,338	$4,519,364

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $1,959,617,000 of investment securities were classified as Level 2 instead of Level 1.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended September 30, 2011 (dollars in thousands):

	Beginning		Ending
	value at	Unrealized	value at
	1/1/2011	depreciation	9/30/2011
Investment securities	$1,342	$(4)	$1,338

Net unrealized depreciation during the period on Level 3 investment securities held at September 30, 2011 (dollars in thousands):			$(4)

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$767,942
Gross unrealized depreciation on investment securities	(401,326)
Net unrealized appreciation on investment securities	366,616
Cost of investment securities for federal income tax purposes	4,152,748

Key to abbreviation

ADR = American Depositary Receipts

Global Small Capitalization FundSM
Investment portfolio

September 30, 2011
unaudited

Common stocks — 82.63%	Shares	Value (000)

CONSUMER DISCRETIONARY — 16.21%
Melco Crown Entertainment Ltd. (ADR)1	4,677,763	$38,872
Galaxy Entertainment Group Ltd.1,2	27,238,000	38,464
Modern Times Group MTG AB, Class B2	609,400	24,331
Lions Gate Entertainment Corp.1	3,450,000	23,805
Delticom AG2	246,500	21,352
John Wiley & Sons, Inc., Class A	435,796	19,358
Liberty Media Corp., Class A1	300,000	19,068
Paddy Power PLC2	356,000	18,318
Hankook Tire Co., Ltd.2	536,100	18,023
Golden Eagle Retail Group Ltd.2	7,845,000	15,970
Stella International Holdings Ltd.2	7,061,000	15,528
Minth Group Ltd.2	16,792,000	14,979
zooplus AG, non-registered shares1,2	251,000	14,933
United Auto Group, Inc.	835,000	13,360
Cheil Worldwide Inc.2	713,500	11,189
Entertainment One Ltd.1,2	3,767,218	11,131
Shopper’s Stop Ltd.2	1,480,000	10,492
CTC Media, Inc.	1,087,372	9,678
Mando Corp.2	57,600	9,288
HT Media Ltd.2	3,060,000	9,180
Fourlis1,2	2,250,557	8,734
Minor International PCL2	25,880,000	8,457
CDON Group AB1,2	2,228,500	8,139
Siam Global House PCL2	30,210,000	7,725
Group 1 Automotive, Inc.	200,000	7,110
Pantaloon Retail (India) Ltd.2	1,500,000	6,002
Pantaloon Retail (India) Ltd., Class B2	200,000	669
AutoNation, Inc.1	200,000	6,556
Mood Media Corp.1,3	2,125,000	5,719
Mood Media Corp.1	284,000	764
Blue Nile, Inc.1	182,400	6,435
Hongkong and Shanghai Hotels, Ltd.2	4,537,333	6,197
Brunswick Corp.	392,500	5,511
Rightmove PLC2	293,665	5,457
Ekornes ASA2	293,100	5,128
Mandarin Oriental International Ltd.2	3,740,000	5,067
Jumbo SA2	938,830	4,869
Parkson Retail Group Ltd.2	3,838,500	4,533
Churchill Downs Inc.	100,000	3,903
Major Cineplex Group PCL2	8,500,000	3,400
Toll Corp.1	225,000	3,247
CFAO2	80,000	2,869
Intercontinental Hotels Group PLC2	173,562	2,818
RadioShack Corp.	239,833	2,787
P.F. Chang’s China Bistro, Inc.	100,000	2,724
Great Wall Motor Co. Ltd., Class H2	1,845,000	2,065
Boyd Gaming Corp.1	385,000	1,886
Youngone Corp.2	70,000	1,154
GAME Group PLC2	2,968,219	1,088
Sky-mobi Ltd. (ADR)1	323,290	1,051
Café de Coral Holdings Ltd.2	400,000	944
GEOX SpA2	257,000	933
Cinema City International NV1,2	80,000	627
Arezzo Indústria e Comércio SA, ordinary nominative	60,300	609
Little Sheep Group Ltd.2	241,000	173
Ten Alps PLC1,2	2,600,000	105
Five Star Travel Corp.1,2,4	219,739	29
CEC Unet PLC1,2	14,911,148	—
		492,803

INDUSTRIALS — 12.55%
International Container Terminal Services, Inc.2	40,285,000	42,704
Intertek Group PLC2	1,295,000	37,130
MSC Industrial Direct Co., Inc., Class A	423,800	23,928
Cebu Air, Inc.2	11,450,000	18,533
Moog Inc., Class A1	497,400	16,225
JVM Co., Ltd.1,2,5	411,500	15,086
Mills Estruturas e Serviços de Engenharia SA, ordinary nominative	1,341,700	13,772
Blount International, Inc.1	1,000,000	13,360
Johnson Electric Holdings Ltd.2	26,645,000	13,194
Herman Miller, Inc.	720,000	12,859
Pursuit Dynamics PLC1,2,5	4,757,900	12,821
Goodpack Ltd.2	10,490,000	12,131
Frigoglass SAIC2	1,548,091	11,148
AirAsia Bhd.2	11,878,000	10,815
Lonrho PLC1,2	49,607,000	10,193
Pipavav Defence and Offshore Engineering Co. Ltd.1,2	4,965,000	7,917
Prysmian SpA2	525,000	6,886
Standard Parking Corp.1	430,200	6,728
Lonking Holdings Ltd.2	19,930,000	6,300
BELIMO Holding AG2	3,450	6,137
RPX Corp.1	282,800	5,857
Corrections Corporation of America1	241,900	5,489
Landstar System, Inc.	136,000	5,380
Northgate PLC1,2	1,307,270	5,079
China Automation Group Ltd.2	18,135,000	4,540
Carborundum Universal Ltd.2	675,000	4,063
S1 Corp.2	88,000	3,998
Watsco, Inc.	78,000	3,986
Hays PLC2	3,180,000	3,412
Jain Irrigation Systems Ltd.2	1,084,260	3,362
Eveready Industries India Ltd.2,5	4,370,000	3,176
Houston Wire & Cable Co.	267,600	3,075
Geberit AG2	16,500	3,033
Haitian International Holdings Ltd.2	3,790,000	2,953
Seco Tools AB, Class B2	275,000	2,940
Pfeiffer Vacuum Technology AG, non-registered shares2	32,000	2,787
Uponor Oyj2	303,000	2,490
Meyer Burger Technology AG1,2	83,000	2,107
SATS Ltd.2	1,250,000	2,072
3W Power SA1,2	369,331	1,857
Douglas Dynamics, Inc.	125,000	1,597
Beacon Roofing Supply, Inc.1	95,000	1,519
Mobile Mini, Inc.1	80,211	1,319
TD Power Systems Ltd.1,2	260,720	1,309
Burckhardt Compression Holding AG2	6,592	1,302
Amtek Engineering Ltd.1,2	2,609,000	1,278
Interserve PLC2	214,265	1,001
Heidelberger Druckmaschinen AG, non-registered shares1,2	441,000	907
Ellaktor SA2	423,457	823
Boer Power Holdings Ltd.2	3,194,000	777
Aker Philadelphia Shipyard ASA1,2,3	110,800	110
American Shipping Co. ASA1,2	131,538	42
		381,507

INFORMATION TECHNOLOGY — 11.35%
Hittite Microwave Corp.1	769,900	37,494
AAC Technologies Holdings Inc.2	15,391,100	32,967
Kingboard Chemical Holdings Ltd.2	11,066,500	29,774
Rovi Corp.1	593,850	25,524
Kingboard Laminates Holdings Ltd.2	55,176,509	22,787
Elster Group SE (ADR)1	1,030,000	15,399
Delta Electronics (Thailand) PCL2	24,482,800	15,165
SuccessFactors, Inc.1	595,000	13,679
Infotech Enterprises Ltd.2	4,919,576	11,518
Kingdee International Software Group Co. Ltd.2	29,538,400	10,896
Halma PLC2	2,182,500	10,692
Semtech Corp.1	471,000	9,938
VTech Holdings Ltd.2	843,300	7,736
China High Precision Automation Group Ltd.2	19,890,000	7,546
DTS, Inc.1	303,119	7,526
Cirrus Logic, Inc.1	505,600	7,453
Spectris PLC2	340,000	6,158
Hana Microelectronics PCL2	11,370,000	6,102
SciQuest, Inc.1	403,900	6,034
FormFactor, Inc.1	962,000	5,993
OBIC Co., Ltd.2	29,230	5,643
AOL Inc.1	467,909	5,615
Monster Worldwide, Inc.1	770,000	5,529
Demand Media, Inc.1	662,300	5,298
RealPage, Inc.1	237,300	4,853
Liquidity Services, Inc.1	146,406	4,695
Quantum Corp.1	2,210,000	4,000
Digital River, Inc.1	187,370	3,884
Tripod Technology Corp.2	1,312,240	3,405
VanceInfo Technologies Inc. (ADR)1	489,100	3,292
Jabil Circuit, Inc.	135,000	2,402
RichTek Technology Corp.2	475,000	2,202
Playtech Ltd.2	285,000	1,158
OnMobile Global Ltd.1,2	940,000	1,116
HSW International, Inc.1	190,216	557
HSW International, Inc.1,2,4	67,431	141
Wistron Corp.2	493,367	566
SemiLEDS Corp.1	72,900	278
		345,015

HEALTH CARE — 10.17%
BioMarin Pharmaceutical Inc.1	869,800	27,721
Volcano Corp.1	786,767	23,312
athenahealth, Inc.1	361,202	21,510
NuVasive, Inc.1	1,070,400	18,272
Omega Pharma NV2	381,000	17,577
JSC Pharmstandard (GDR)1,2	806,865	15,267
Orthofix International NV1	376,600	12,996
Hill-Rom Holdings, Inc.	428,771	12,872
Fleury SA, ordinary nominative	1,050,500	12,537
Cadence Pharmaceuticals, Inc.1	1,894,500	12,409
Illumina, Inc.1	291,300	11,920
VCA Antech, Inc.1	665,000	10,627
Integra LifeSciences Holdings Corp.1	284,290	10,169
Pharmasset, Inc.1	106,600	8,781
ZOLL Medical Corp.1	226,177	8,536
Savient Pharmaceuticals, Inc.1	1,949,291	7,992
Mauna Kea Technologies SA1,2	490,000	7,341
Alere Inc.1	340,500	6,691
Apollo Hospitals Enterprise Ltd.2	609,008	6,440
ABIOMED, Inc.1	574,075	6,332
CFR Pharmaceuticals SA1	25,750,000	5,550
Endo Pharmaceuticals Holdings Inc.1	197,600	5,531
Emergent BioSolutions Inc.1	331,000	5,107
Hikma Pharmaceuticals PLC2	571,000	5,054
Merck Ltd.2	370,857	4,669
QRxPharma Ltd.1,2	4,129,927	4,623
ArthroCare Corp.1	155,300	4,468
Fisher & Paykel Healthcare Corp. Ltd.2	2,115,000	4,022
EGIS Nyrt.2	42,300	2,840
Invacare Corp.	113,500	2,615
Myriad Genetics, Inc.1	117,900	2,209
Hologic, Inc.1	140,000	2,129
Genomma Lab Internacional, SAB de CV, Series B1	758,800	1,268
		309,387

MATERIALS — 8.24%
African Minerals Ltd.1,2	5,987,000	35,610
Allied Gold Mining PLC (CDI) (AUD denominated)1,2	6,340,045	17,040
Allied Gold Mining PLC1,2	3,383,333	9,726
Kenmare Resources PLC1,2	32,658,159	17,062
Kenmare Resources PLC1,2,3	7,047,991	3,682
Jaguar Mining Inc.1	3,329,500	15,569
Midas Holdings Ltd.2	33,865,000	9,504
Midas Holdings Ltd. (HKD denominated)2	11,900,000	3,335
FUCHS PETROLUB AG2	318,000	12,650
OCI Materials Co., Ltd.2	200,000	11,538
Time Technoplast Ltd.2	8,493,142	11,029
Ube Industries, Ltd.2	2,410,000	7,991
Eastern Platinum Ltd.1	8,975,000	5,995
Eastern Platinum Ltd.1,3	2,840,000	1,897
Cline Mining Corp.1	6,123,179	6,603
International Petroleum Ltd.1	39,894,353	6,370
Ausgold Ltd.1,2	5,000,000	6,292
China Forestry Holdings Co., Ltd.1,2	26,858,000	6,139
Symrise AG2	250,000	5,809
Hummingbird Resources PLC1,2	2,500,000	5,650
Sylvania Platinum Ltd.1,2	15,000,000	4,903
Cheil Industries Inc.2	69,500	4,814
Arkema SA2	75,000	4,356
Rusoro Mining Ltd.1,3	12,500,000	1,730
Rusoro Mining Ltd.1	13,030,432	1,803
SOL SpA2	520,000	3,325
Sirius Minerals PLC1,2	18,934,910	3,224
Vicat S.A.2	48,000	3,126
AK Steel Holding Corp.	455,000	2,976
African Petroleum Corp. Ltd.1,2	10,090,909	2,929
Balchem Corp.	77,866	2,905
Mineral Deposits Ltd.1,2	385,532	1,718
Mineral Deposits Ltd. (CAD denominated)1	217,200	866
Sika AG, non-registered shares2	1,450	2,564
Mwana Africa PLC1,2,3	30,000,000	2,024
Mwana Africa PLC1,2	192,500	13
Engro Corp. Ltd.2	1,128,600	1,851
J.K. Cement Ltd.2	790,998	1,834
Chu Kong Petroleum and Natural Gas Steel Pipe Holdings Ltd.2	12,030,000	1,820
China Shanshui Cement Group Ltd.2	2,279,000	1,500
Hard Creek Nickel Corp.1	2,995,650	615
Orsu Metals Corp.1	588,231	90
		250,477

ENERGY — 7.40%
InterOil Corp.1	1,206,235	58,768
Comstock Resources, Inc.1	1,327,000	20,515
Cimarex Energy Co.	309,000	17,211
BPZ Resources, Inc.1	5,395,872	14,947
Progress Energy Resources Corp.	1,160,000	14,269
Exillon Energy PLC1,2	4,439,000	13,902
Ophir Energy PLC1,2	3,235,000	13,603
Gulf Keystone Petroleum Ltd.1,2,3	4,700,000	10,537
Gulf Keystone Petroleum Ltd.1,2	1,070,531	2,400
Kodiak Oil & Gas Corp.1	2,000,000	10,420
Circle Oil PLC1,2	22,687,000	8,385
Goodrich Petroleum Corp.1	685,000	8,097
Trap Oil Group PLC1,2,3,5	11,800,000	5,704
Amerisur Resources PLC1,2	23,617,360	4,760
Tethys Petroleum Ltd.1	8,112,100	4,257
Providence Resources PLC1,2	1,250,000	3,664
LNG Energy Ltd.1,3	16,500,000	3,464
Wildhorse Energy Ltd.1,2,5	16,227,016	2,554
Canadian Overseas Petroleum Ltd.1,3	8,000,000	2,405
Aurelian Oil & Gas PLC1,2	6,980,000	1,970
Heritage Oil Ltd.1,2	331,500	1,189
Dockwise Ltd.1,2	90,000	1,134
Leni Gas & Oil PLC1,2,3,5	46,700,000	873
		225,028

FINANCIALS — 5.21%
BS Financial Group Inc.1,2	1,389,000	15,206
National Financial Partners Corp.1	1,273,700	13,934
Starwood Property Trust, Inc.	655,000	11,240
Banco Cruzeiro do Sul SA, preferred nominative	1,315,100	9,722
PT Summarecon Agung Tbk2	68,157,000	7,608
Colony Financial, Inc.	565,000	7,300
East West Bancorp, Inc.	473,392	7,058
City National Corp.	177,434	6,700
Portfolio Recovery Associates, Inc.1	104,000	6,471
Siam Future Development PCL, nonvoting depository receipt2	30,020,000	5,525
Airesis SA1,2,5	3,294,151	5,358
ARA Asset Management Ltd.2	5,407,600	4,819
Sampath Bank Ltd.1,2	2,363,231	4,675
Punjab & Sind Bank2	3,046,094	4,026
SVB Financial Group1	107,600	3,981
PT Agung Podomoro Land Tbk1,2	108,989,000	3,868
TISCO Financial Group PCL2	3,400,000	3,865
Banco Pine SA, preferred nominative	615,000	3,500
Banco Daycoval SA, preferred nominative	707,100	3,197
Zions Bancorporation	220,000	3,095
First American Financial Corp.	239,540	3,066
Frasers Centrepoint Trust2	2,752,000	3,017
Banco ABC Brasil SA, preferred nominative	594,000	2,992
Savills PLC2	603,000	2,670
Old Republic International Corp.	250,000	2,230
First Southern Bancorp, Inc.1,2,4	232,830	2,172
Gruppo MutuiOnline SpA2	381,694	2,030
Paraná Banco SA, preferred nominative	382,280	1,992
Hellenic Exchanges SA2	427,135	1,669
Bao Viet Holdings2	462,777	1,479
Mahindra Lifespace Developers Ltd.2	220,356	1,330
Islamic Arab Insurance Co. (Salama)1,2	5,775,000	995
National Penn Bancshares, Inc.	125,900	883
Synovus Financial Corp.	607,200	650
		158,323

UTILITIES — 3.28%
ENN Energy Holdings Ltd.2	22,239,700	71,955
Hyflux Ltd2	11,778,000	13,303
Equatorial Energia SA, ordinary nominative	870,000	5,367
Energy World Corp. Ltd.1,2	9,625,757	4,697
Greenko Group PLC1,2	1,850,000	4,455
		99,777

CONSUMER STAPLES — 2.25%
Brazil Pharma SA, ordinary nominative1	1,517,300	11,298
Strauss Group Ltd.2	870,719	11,056
Kernel Holding SA1,2	572,000	10,501
Super Group Ltd.2	6,420,000	7,652
Real Nutriceutical Group Ltd.2	12,720,000	4,727
Fresh Market, Inc.1	118,428	4,519
HITEJINRO CO., LTD.2	194,854	4,148
Ralcorp Holdings, Inc.1	53,300	4,089
Petra Foods Ltd.2	2,630,000	3,519
Drogasil SA, ordinary nominative	344,700	2,062
Engro Foods Ltd.1,2,3	8,500,000	2,035
Godrej Consumer Products Ltd.2	183,281	1,487
FANCL Corp.2	100,000	1,438
Synutra International, Inc.1	13,710	73
		68,604

TELECOMMUNICATION SERVICES — 1.08%
Leap Wireless International, Inc.1	1,450,000	10,005
Telephone and Data Systems, Inc.	415,000	8,819
MetroPCS Communications, Inc.1	592,339	5,159
tw telecom inc.1	290,000	4,791
Total Access Communication PCL2	1,602,200	3,788
Partner Communications Co. Ltd.2	39,629	378
		32,940

MISCELLANEOUS — 4.89%
Other common stocks in initial period of acquisition		148,719

Total common stocks (cost: $2,597,569,000)		2,512,580

Preferred securities — 0.09%	Shares

FINANCIALS — 0.09%
Zions Bancorporation, Series C, 9.50% noncumulative depositary shares	111,560	2,817

Total preferred securities (cost: $2,108,000)		2,817

Rights & warrants — 0.03%

INDUSTRIALS — 0.02%
Goodpack Ltd., warrants, expire 20121,2	988,000	718

INFORMATION TECHNOLOGY — 0.01%
Kingboard Chemical Holdings Ltd., warrants, expire 20121	732,600	91

MATERIALS — 0.00%
Rusoro Mining Ltd., warrants, expire 20121,2,3	4,500,000	21
Rusoro Mining Ltd., warrants, expire 20111,2	833,334	—
Rusoro Mining Ltd., warrants, expire 20121,2	755,882	—
Duluth Exploration Ltd., warrants, expire 20131,2	24,060	5
		26

ENERGY — 0.00%
Canadian Overseas Petroleum Ltd., warrants, expire 20131,2,3	4,000,000	17
Leni Gas & Oil PLC, warrants, expire 20131,2,3,5	12,750,000	2
		19

MISCELLANEOUS — 0.00%
Other rights & warrants in initial period of acquisition		—

Total rights & warrants (cost: $2,973,000)		854

	Shares or
Convertible securities — 0.19%	principal amount

FINANCIALS — 0.11%
First Southern Bancorp, Inc., Series C, convertible preferred1,2,4	398	1,345
National Financial Partners Corp. 4.00% convertible notes 2017	$1,000,000	1,074
Synovus Financial Corp. 8.25% convertible preferred 2013, units	80,000	894
		3,313

INFORMATION TECHNOLOGY — 0.06%
Quantum Corp. 3.50% convertible notes 20153	$2,100,000	1,885

MISCELLANEOUS — 0.02%
Other convertible securities in initial period of acquisition		702

Total convertible securities (cost: $6,495,000)		5,900

	Principal amount
Bonds, notes & other debt instruments — 2.25%	(000)

BONDS & NOTES OF U.S. GOVERNMENT — 2.25%
U.S. Treasury 3.75% 2041	$58,480	68,365

Total bonds, notes & other debt instruments (cost: $64,888,000)		68,365

Short-term securities — 14.08%

Freddie Mac 0.10%–0.21% due 11/1/2011–3/5/2012	105,100	105,088
Fannie Mae 0.08%–0.23% due 10/17/2011–7/16/2012	75,100	75,085
International Bank for Reconstruction and Development 0.06%–0.09% due 10/3–11/9/2011	50,820	50,819
Scotiabank Inc. 0.075% due 10/19/20113	28,000	27,999
Honeywell International Inc. 0.14% due 12/27/20113	27,900	27,890
Rabobank USA Financial Corp. 0.25% due 11/14/2011	22,300	22,298
Novartis Securities Investment Ltd. 0.13% due 11/14/20113	19,500	19,494
Barclays U.S. Funding Corp. 0.08% due 10/3/2011	15,500	15,500
Procter & Gamble Co. 0.17% due 1/6/20123	15,500	15,496
Old Line Funding, LLC 0.20% due 11/16/20113	15,000	14,998
ExxonMobil Corp. 0.06% due 10/5/2011	11,500	11,500
Québec (Province of) 0.09% due 11/28/20113	11,300	11,295
Federal Home Loan Bank 0.105% due 10/26/2011	10,000	10,000
Toronto-Dominion Holdings USA Inc. 0.16% due 11/28/20113	9,500	9,498
Private Export Funding Corp. 0.20% due 12/1/20113	5,600	5,598
BNZ International Funding Ltd. 0.32% due 12/1/20113	5,500	5,497

Total short-term securities (cost: $428,000,000)		428,055

Total investment securities (cost: $3,102,033,000)		3,018,571
Other assets less liabilities		22,030

Net assets		$3,040,601

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.

2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $1,390,795,000, which represented 45.74% of the net assets of the fund. This amount includes $1,365,044,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

3Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $179,870,000, which represented 5.92% of the net assets of the fund.

4Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date	(000)	(000)	assets
First Southern Bancorp, Inc.	12/17/2009	$4,913	$2,172	.07%
First Southern Bancorp, Inc., Series C, convertible preferred	12/17/2009	398	1,345	.04
HSW International, Inc.	12/17/2007	2,075	141	.01
Five Star Travel Corp.	12/17/2007	55	29	.00
Total restricted securities		$7,441	$3,687	.12%

5The fund owns 5% or more of the outstanding voting shares of this company. See the table below for additional information.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended September 30, 2011, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 9/30/2011 (000)

JVM Co., Ltd.	411,500	—	—	411,500	$—	$15,086
Pursuit Dynamics PLC	4,549,900	208,000	—	4,757,900	—	12,821
Trap Oil Group PLC	—	11,800,000	—	11,800,000	—	5,704
Airesis SA	3,294,151	—	—	3,294,151	—	5,358
Eveready Industries India Ltd.	4,370,000	—	—	4,370,000	47	3,176
Wildhorse Energy Ltd.	11,355,000	4,872,016	—	16,227,016	—	2,554
Leni Gas & Oil PLC	46,700,000	—	—	46,700,000	—	873
Leni Gas & Oil PLC, warrants, expire 2013	12,750,000	—	—	12,750,000	—	2
Allied Gold Ltd.*	38,040,274	—	38,040,274	—	—	—
Allied Gold Ltd. (CDI)*	12,000,000	4,500,000	16,500,000	—	—	—
Allied Gold Ltd. (GBP denominated)*	3,800,000	—	3,800,000	—	—	—
Allied Gold Mining PLC*	—	3,383,333	—	3,383,333	—	—
Allied Gold Mining PLC (CDI)
(AUD denominated)*	—	6,340,045	—	6,340,045	—	—
Gemfields Resources PLC*	12,000,000	—	12,000,000	—	—	—
Gemfields Resources PLC*	7,499,333	—	7,499,333	—	—	—
LNG Energy Ltd.*	16,500,000	—	—	16,500,000	—	—
Midas Holdings Ltd.*	46,865,000	—	13,000,000	33,865,000	189	—
Midas Holdings Ltd. (HKD denominated)*	14,900,000	—	3,000,000	11,900,000	60	—
Mwana Africa PLC*	30,000,000	—	—	30,000,000	—	—
Mwana Africa PLC*	192,500	—	—	192,500	—	—
					$296	$45,574
*Unaffiliated issuer at 9/30/2011.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the series’ board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2011 (dollars in thousands):

Investment securities:	Level 1	Level 2		Level 3	Total
Common stocks:
Consumer discretionary	$172,443	$320,331	*	$29	$492,803
Industrials	115,094	266,413	*	—	381,507
Information technology	169,443	175,431	*	141	345,015
Health care	241,554	67,833	*	—	309,387
Materials	47,419	196,919	*	6,139	250,477
Energy	154,353	70,675	*	—	225,028
Financials	88,011	68,140	*	2,172	158,323
Utilities	5,367	94,410	*	—	99,777
Consumer staples	22,041	44,528	*	2,035	68,604
Telecommunication services	28,774	4,166	*	—	32,940
Miscellaneous	79,394	69,325	*	—	148,719
Preferred securities	2,817	—		—	2,817
Rights & warrants	91	737		26	854
Convertible securities	894	3,661		1,345	5,900
Bonds, notes & other debt instruments	—	68,365		—	68,365
Short-term securities	—	428,055		—	428,055
Total	$1,127,695	$1,878,989		$11,887	$3,018,571

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $1,365,044,000 of investment securities were classified as Level 2 instead of Level 1.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended September 30, 2011 (dollars in thousands):

	Beginning	Transfers					Transfers	Ending
	value at	into			Net realized	Unrealized	out of	value at
	1/1/2011	Level 3†	Purchases	Sales	gain	depreciation	Level 3†	9/30/2011
Investment securities	$5,570	$12,672	$2,497	$(2)	$1	$(8,713)	$(138)	$11,887

Net unrealized depreciation during the period on Level 3 investment securities held at September 30, 2011 (dollars in thousands):								$(8,770)

†Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$441,246
Gross unrealized depreciation on investment securities	(591,582)
Net unrealized depreciation on investment securities	(150,336)
Cost of investment securities for federal income tax purposes	3,168,907

Key to abbreviations

ADR = American Depositary Receipts
CDI = CREST Depository Interest
GDR = Global Depositary Receipts
AUD = Australian dollars
CAD = Canadian dollars
GBP = British pounds
HKD = Hong Kong dollars

Growth FundSM
Investment portfolio

September 30, 2011
unaudited

Common stocks — 91.16%	Shares	Value (000)

CONSUMER DISCRETIONARY — 19.03%
Amazon.com, Inc.1	2,874,000	$621,445
Wynn Macau, Ltd.2	178,400,800	412,154
Chipotle Mexican Grill, Inc.1	1,241,400	376,082
lululemon athletica inc.1,3	7,400,000	360,010
Home Depot, Inc.	10,306,000	338,758
CarMax, Inc.1	10,342,500	246,669
Tiffany & Co.	2,953,000	179,601
Johnson Controls, Inc.	6,099,100	160,833
Las Vegas Sands Corp.1	4,030,000	154,510
Starbucks Corp.	3,500,000	130,515
NIKE, Inc., Class B	1,320,000	112,873
DIRECTV, Class A1	2,670,000	112,807
Liberty Media Corp., Class A1	1,447,766	92,901
Time Warner Inc.	2,733,333	81,918
Wynn Resorts, Ltd.	688,200	79,198
Marriott International, Inc., Class A	2,514,430	68,493
Comcast Corp., Class A	3,145,000	65,731
Harman International Industries, Inc.	2,245,000	64,162
Expedia, Inc.	2,490,000	64,118
Sirius XM Radio Inc.1	41,250,000	62,288
Virgin Media Inc.	2,420,000	58,927
Shaw Communications Inc., Class B, nonvoting	2,767,000	55,893
Penn National Gaming, Inc.1	1,638,000	54,529
Best Buy Co., Inc.	2,100,000	48,930
Industria de Diseño Textil, SA2	570,000	48,814
Shimano Inc.2	874,700	46,256
Lowe’s Companies, Inc.	2,246,000	43,438
Target Corp.	786,400	38,565
priceline.com Inc.1	60,000	26,968
Time Warner Cable Inc.	430,000	26,948
Toyota Motor Corp.2	765,000	26,151
WMS Industries Inc.1	1,386,000	24,380
Capella Education Co.1,3	784,407	22,262
Naspers Ltd., Class N2	398,000	17,228
Ford Motor Co.1	1,400,000	13,538
Sands China Ltd.1,2	5,850,000	13,455
		4,351,348

INFORMATION TECHNOLOGY — 14.96%
Apple Inc.1	2,480,000	945,326
Google Inc., Class A1	1,103,000	567,361
First Solar, Inc.1	2,559,895	161,811
ASML Holding NV (New York registered)	2,400,000	82,896
ASML Holding NV2	2,250,000	78,183
Texas Instruments Inc.	5,020,000	133,783
Fidelity National Information Services, Inc.	5,403,263	131,407
EMC Corp.1	6,000,000	125,940
Avago Technologies Ltd.	3,215,700	105,379
Oracle Corp.	3,620,000	104,039
FLIR Systems, Inc.	4,080,800	102,224
International Business Machines Corp.	500,000	87,515
Lender Processing Services, Inc.3	5,785,000	79,197
Linear Technology Corp.	2,810,000	77,697
VeriSign, Inc.	2,588,400	74,054
Arm Holdings PLC2	8,525,000	72,965
Compuware Corp.1	8,600,000	65,876
Visa Inc., Class A	707,028	60,606
Dolby Laboratories, Inc., Class A1	2,166,221	59,441
KLA-Tencor Corp.	1,400,000	53,592
NetApp, Inc.1	1,549,984	52,607
Samsung Electronics Co. Ltd.2	74,750	52,363
Taiwan Semiconductor Manufacturing Co. Ltd.2	14,534,000	32,931
Yahoo! Inc.1	2,465,000	32,439
TE Connectivity Ltd.	1,079,125	30,367
Juniper Networks, Inc.1	1,750,000	30,205
Automatic Data Processing, Inc.	455,000	21,453
		3,421,657

FINANCIALS — 12.76%
Wells Fargo & Co.	18,998,296	458,239
Berkshire Hathaway Inc., Class A1	2,515	268,602
Goldman Sachs Group, Inc.	2,700,000	255,285
American Express Co.	4,000,000	179,600
Fairfax Financial Holdings Ltd.	230,000	88,476
Fairfax Financial Holdings Ltd. (CAD denominated)	215,000	82,436
Citigroup Inc.	5,599,500	143,459
Onex Corp.	4,600,500	143,384
Bank of America Corp.	20,000,000	122,400
XL Group PLC	5,500,000	103,400
Aon Corp.	2,430,000	102,011
YES BANK Ltd.2	17,080,000	93,694
JPMorgan Chase & Co.	3,084,900	92,917
Agricultural Bank of China, Class H2	261,494,000	84,039
Bank of Nova Scotia	1,560,000	78,484
Moody’s Corp.	2,250,000	68,513
ACE Ltd.	1,115,000	67,569
Marsh & McLennan Companies, Inc.	2,300,000	61,042
PNC Financial Services Group, Inc.	1,165,447	56,163
ICICI Bank Ltd. (ADR)	1,385,000	48,087
Toronto-Dominion Bank	590,000	41,996
Morgan Stanley	3,000,000	40,500
Jefferies Group, Inc.	3,000,000	37,230
AMP Ltd.2	8,486,711	31,858
New York Community Bancorp, Inc.	2,550,000	30,345
Bond Street Holdings LLC, Class A1,2,4	1,625,000	28,243
Laurentian Bank of Canada	630,000	26,928
Hancock Holding Co.	1,000,000	26,780
Old National Bancorp	2,322,000	21,641
MB Financial, Inc.	1,391,500	20,483
Sterling Financial Corp.1,5	1,221,592	15,123
		2,918,927

ENERGY — 11.47%
Pacific Rubiales Energy Corp.	11,763,900	249,221
Suncor Energy Inc.	9,389,417	239,776
Concho Resources Inc.1	3,115,000	221,601
Core Laboratories NV	2,200,000	197,626
MEG Energy Corp.1	4,590,000	169,776
Apache Corp.	1,740,000	139,618
Newfield Exploration Co.1	3,350,000	132,961
Noble Energy, Inc.	1,845,000	130,626
Denbury Resources Inc.1	9,810,800	112,824
Oceaneering International, Inc.	3,000,000	106,020
Southwestern Energy Co.1	2,475,000	82,492
Rosetta Resources Inc.1	2,400,000	82,128
Oasis Petroleum Inc.1	3,570,000	79,718
FMC Technologies, Inc.1	2,000,000	75,200
Murphy Oil Corp.	1,636,000	72,246
Crescent Point Energy Corp.	1,700,000	63,999
Royal Dutch Shell PLC, Class B (ADR)	1,000,000	62,050
Devon Energy Corp.	1,100,000	60,984
Laricina Energy Ltd.1,2,4	1,403,000	56,902
Canadian Natural Resources, Ltd.	1,875,000	55,056
Talisman Energy Inc.	4,000,000	49,080
Pioneer Natural Resources Co.	675,000	44,395
Cimarex Energy Co.	740,000	41,218
Cobalt International Energy, Inc.1	4,990,000	38,473
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	1,600,000	35,920
Tenaris SA (ADR)	927,259	23,599
		2,623,509

HEALTH CARE — 10.59%
Intuitive Surgical, Inc.1	1,097,000	399,615
Vertex Pharmaceuticals Inc.1	6,169,246	274,778
Pharmasset, Inc.1	2,537,832	209,041
Edwards Lifesciences Corp.1	2,430,000	173,210
Grifols, SA1,2	8,770,000	164,050
Hospira, Inc.1	4,150,000	153,550
UnitedHealth Group Inc.	2,850,000	131,442
Celgene Corp.1	1,880,000	116,410
Incyte Corp.1,3	7,910,000	110,503
Gilead Sciences, Inc.1	2,820,000	109,416
Baxter International Inc.	1,930,000	108,350
Allergan, Inc.	1,250,000	102,975
Regeneron Pharmaceuticals, Inc.1	1,571,961	91,488
PT Kalbe Farma Tbk2	236,313,500	85,350
Merck & Co., Inc.	1,624,230	53,128
Bristol-Myers Squibb Co.	940,000	29,497
QIAGEN NV1	2,090,000	28,905
Amgen Inc.	525,197	28,860
Aveta Inc.1,2,4	2,843,000	20,470
ResMed Inc.1	700,000	20,153
Human Genome Sciences, Inc.1	738,400	9,370
		2,420,561

INDUSTRIALS — 8.12%
Stericycle, Inc.1	3,390,000	273,641
Boeing Co.	3,065,000	185,463
Union Pacific Corp.	1,770,000	144,556
Lockheed Martin Corp.	1,820,000	132,205
PACCAR Inc	2,760,000	93,343
Rockwell Collins, Inc.	1,601,900	84,516
United Continental Holdings, Inc.1	4,150,000	80,427
CSX Corp.	4,155,000	77,574
Air Lease Corp., Class A1,5	3,183,448	61,122
Northrop Grumman Corp.	1,150,000	59,984
C.H. Robinson Worldwide, Inc.	813,581	55,706
Aggreko PLC2	2,131,247	53,825
Cummins Inc.	630,000	51,446
W.W. Grainger, Inc.	325,000	48,600
MTU Aero Engines Holding AG2	737,629	46,245
General Electric Co.	3,000,000	45,720
Iron Mountain Inc.	1,423,900	45,024
General Dynamics Corp.	690,000	39,254
MSC Industrial Direct Co., Inc., Class A	650,000	36,699
Navistar International Corp.1	1,000,000	32,120
Spirit AeroSystems Holdings, Inc., Class A1	2,003,600	31,957
Meggitt PLC2	6,062,589	31,459
Global Ports Investments PLC (GDR)2,5	1,400,000	21,615
Global Ports Investments PLC (GDR)2	600,000	9,264
Ingersoll-Rand PLC	1,083,400	30,433
Grafton Group PLC, units2	7,866,000	28,000
Honeywell International Inc.	515,000	22,614
Fastenal Co.	590,000	19,635
Graco Inc.	450,000	15,363
		1,857,810

MATERIALS — 7.62%
Newmont Mining Corp.	5,487,695	345,176
Barrick Gold Corp.	7,250,000	338,213
Potash Corp. of Saskatchewan Inc.	6,118,212	264,429
FMC Corp.	2,000,000	138,320
Gold Fields Ltd.2	8,000,000	122,990
Cliffs Natural Resources Inc.	2,100,000	107,457
Praxair, Inc.	1,050,000	98,154
Walter Energy, Inc.	1,300,000	78,013
Rio Tinto PLC2	1,670,000	73,755
LyondellBasell Industries NV, Class A	2,030,000	49,593
Dow Chemical Co.	2,174,900	48,848
CRH PLC2	1,922,619	29,654
HudBay Minerals Inc.	3,000,000	27,970
Mitsui Chemicals, Inc.2	5,867,000	19,550
		1,742,122

CONSUMER STAPLES — 3.85%
Costco Wholesale Corp.	2,645,000	217,207
Philip Morris International Inc.	3,030,000	189,011
Altria Group, Inc.	3,050,000	81,771
AMOREPACIFIC Corp.2	82,000	81,621
Kerry Group PLC, Class A2	2,000,000	70,021
Estée Lauder Companies Inc., Class A	685,000	60,170
CVS/Caremark Corp.	1,600,000	53,728
Diageo PLC2	2,500,000	47,565
Procter & Gamble Co.	690,000	43,594
PepsiCo, Inc.	585,000	36,212
		880,900

TELECOMMUNICATION SERVICES — 1.78%
CenturyLink, Inc.	4,160,000	137,779
SOFTBANK CORP.2	3,300,000	96,601
América Móvil, SAB de CV, Series L (ADR)	3,990,000	88,099
American Tower Corp., Class A1	1,150,000	61,870
Telephone and Data Systems, Inc., special common shares	1,190,000	23,526
		407,875

UTILITIES — 0.30%
Edison International	700,000	26,775
KGen Power Corp.1,2,4	3,166,128	25,646
RRI Energy, Inc.1	5,696,500	15,836
		68,257

MISCELLANEOUS — 0.68%
Other common stocks in initial period of acquisition		155,276

Total common stocks (cost: $17,384,024,000)		20,848,242

Preferred securities — 0.04%

INFORMATION TECHNOLOGY — 0.04%
Zynga Inc., Class C1,2,4	605,884	8,500

Total preferred securities (cost: $8,500,000)		8,500

Convertible securities — 0.35%

CONSUMER DISCRETIONARY — 0.35%
Groupon Inc., Series G, convertible preferred1,2,4	1,266	81,038

Total convertible securities (cost: $40,000,000)		81,038

	Principal amount
Short-term securities — 8.64%	(000)

Freddie Mac 0.025%–0.34% due 10/6/2011–4/3/2012	$389,100	389,044
Fannie Mae 0.08%–0.20% due 10/3/2011–9/5/2012	291,340	291,162
Falcon Asset Securitization Co., LLC 0.15% due 10/17–10/20/20115	126,700	126,690
Jupiter Securitization Co., LLC 0.08%–0.20% due 10/7–11/4/20115	59,500	59,489
Coca-Cola Co. 0.08%–0.15% due 11/18–12/6/20115	157,400	157,373
Hewlett-Packard Co. 0.14%–0.15% due 10/5–10/19/20115	122,900	122,893
Wal-Mart Stores, Inc. 0.06%–0.08% due 10/12–10/27/20115	105,800	105,797
CAFCO, LLC 0.18% due 10/6–10/18/2011	99,300	99,296
Merck & Co. Inc. 0.07%–0.08% due 10/14–11/14/20115	98,000	97,991
Federal Home Loan Bank 0.03%–0.16% due 10/21/2011–5/9/2012	74,700	74,686
Straight-A Funding LLC 0.16%–0.19% due 10/3–11/17/20115	74,449	74,446
Procter & Gamble Co. 0.11%–0.15% due 10/4–12/12/20115	52,450	52,443
Procter & Gamble International Funding S.C.A. 0.06% due 10/20/20115	16,600	16,599
John Deere Credit Ltd. 0.09%–0.10% due 10/11–10/18/20115	61,000	60,998
Paccar Financial Corp. 0.09%–0.17% due 10/11–12/13/2011	55,100	55,089
Private Export Funding Corp. 0.12% due 11/15/20115	50,000	49,988
Federal Farm Credit Banks 0.08%–0.17% due 11/18/2011–8/30/2012	49,010	48,983
Pfizer Inc 0.04% due 10/4/20115	44,700	44,700
General Electric Capital Corp. 0.17% due 11/8/2011	20,100	20,097
eBay Inc. 0.12% due 12/7/20115	18,000	17,990
Abbott Laboratories 0.07% due 10/24/20115	8,900	8,900
Medtronic Inc. 0.04% due 10/31/20115	1,900	1,900

Total short-term securities (cost: $1,976,368,000)		1,976,554

Total investment securities (cost: $19,408,892,000)		22,914,334
Other assets less liabilities		(43,339)

Net assets		$22,870,995

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.

2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $2,294,866,000, which represented 10.03% of the net assets of the fund. This amount includes $2,074,067,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

3The fund owns 5% or more of the outstanding voting shares of this company. See the affiliates table below for additional information.

4Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date	(000)	(000)	assets
Groupon Inc., Series G, convertible preferred	12/17/2010	$40,000	$81,038	.36%
Laricina Energy Ltd.	6/21/2011	61,323	56,902	.25
Bond Street Holdings LLC, Class A	8/6/2010	34,125	28,243	.12
KGen Power Corp.	12/19/2006	28,495	25,646	.11
Aveta Inc.	12/21/2005	38,381	20,470	.09
Zynga Inc., Class C	2/18/2011	8,500	8,500	.04
Total restricted securities		$210,824	$220,799	.97%

5Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,096,057,000, which represented 4.79% of the net assets of the fund.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended September 30, 2011, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 9/30/2011 (000)

lululemon athletica inc.	4,000,000	3,700,000	300,000	7,400,000	$—	$360,010
Incyte Corp.	2,927,700	4,982,300	—	7,910,000	—	110,503
Lender Processing Services, Inc.	5,785,000	—	—	5,785,000	1,736	79,197
Capella Education Co.	1,086,826	—	302,419	784,407	—	22,262
Air Lease Corp., Class A*	4,183,448	—	1,000,000	3,183,448	—	—
Blue Nile, Inc.*	1,043,000	—	1,043,000	—	—	—
KGen Power Corp.*	3,166,128	—	—	3,166,128	—	—
					$1,736	$571,972
*Unaffiliated issuer at 9/30/2011.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the series’ board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2011 (dollars in thousands):

Investment securities:	Level 1	Level 2		Level 3	Total
Common stocks:
Consumer discretionary	$3,787,290	$564,058	*	$—	$4,351,348
Information technology	3,185,215	236,442	*	—	3,421,657
Financials	2,681,093	209,591	*	28,243	2,918,927
Energy	2,566,607	—		56,902	2,623,509
Health care	2,150,691	249,400	*	20,470	2,420,561
Industrials	1,667,402	190,408	*	—	1,857,810
Materials	1,496,173	245,949	*	—	1,742,122
Consumer staples	681,693	199,207	*	—	880,900
Telecommunication services	311,274	96,601	*	—	407,875
Utilities	42,611	—		25,646	68,257
Miscellaneous	72,865	82,411	*	—	155,276
Preferred securities	—	—		8,500	8,500
Convertible securities	—	—		81,038	81,038
Short-term securities	—	1,976,554		—	1,976,554
Total	$18,642,914	$4,050,621		$220,799	$22,914,334

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $2,074,067,000 of investment securities were classified as Level 2 instead of Level 1.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended September 30, 2011 (dollars in thousands):

	Beginning	Transfers					Transfers	Ending
	value at	into			Net realized	Unrealized	out of	value at
	1/1/2011	Level 3†	Purchases	Sales	loss	appreciation	Level 3†	9/30/2011
Investment securities	$192,347	$20,612	$69,824	$(15,830)	$(332)	$37,847	$(83,669)	$220,799

Net unrealized appreciation during the period on Level 3 investment securities held at September 30, 2011 (dollars in thousands):								$37,515

†Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$5,438,598
Gross unrealized depreciation on investment securities	(2,126,355)
Net unrealized appreciation on investment securities	3,312,243
Cost of investment securities for federal income tax purposes	19,602,091

Key to abbreviations

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
CAD = Canadian dollars

International FundSM
Investment portfolio

September 30, 2011
unaudited

Common stocks — 90.37%	Shares	Value (000)

FINANCIALS — 15.45%
AIA Group Ltd.1	37,831,700	$107,078
Credit Suisse Group AG1	3,311,613	85,934
BNP Paribas SA1	1,902,219	75,294
Bank of China Ltd., Class H1	228,632,800	69,762
Sberbank of Russia (ADR)1	7,484,000	65,281
Housing Development Finance Corp. Ltd.1	4,845,000	62,543
Itaú Unibanco Holding SA, preferred nominative (ADR)	3,839,556	59,590
Ping An Insurance (Group) Co. of China, Ltd., Class H1	10,356,000	57,885
Erste Bank der oesterreichischen Sparkassen AG1	2,218,240	56,541
Prudential PLC1	6,570,265	56,236
Banco Bradesco SA, preferred nominative	3,382,636	49,851
China Taiping Insurance Holdings Co. Ltd.1,2	21,635,000	41,248
Lloyds Banking Group PLC1,2	71,584,399	37,958
ICICI Bank Ltd.1	2,145,595	37,731
China Construction Bank Corp., Class H1	60,840,200	36,304
Resona Holdings, Inc.1	6,980,000	33,048
Sun Hung Kai Properties Ltd.1	2,449,000	27,747
Deutsche Bank AG1	696,795	24,278
Longfor Properties Co. Ltd.1	24,141,000	23,534
China Pacific Insurance (Group) Co., Ltd., Class H1	8,111,600	23,365
Sino Land Co. Ltd.1	17,511,138	23,163
UBS AG1,2	1,947,941	22,174
HSBC Holdings PLC (Hong Kong)1	2,500,000	19,228
Barclays PLC1	7,805,000	19,160
Deutsche Börse AG1,2	309,700	15,552
CapitaMalls Asia Ltd.1	16,401,000	14,975
Shinhan Financial Group Co., Ltd.1	319,000	11,156
Woori Finance Holdings Co., Ltd.1	1,224,930	10,053
Société Générale1	382,375	10,019
Sampo Oyj, Class A1	390,000	9,768
Industrial and Commercial Bank of China Ltd., Class H1	19,969,950	9,653
State Bank of India1	240,000	9,311
Hana Financial Holdings1	320,000	9,300
AXA SA1	683,312	8,872
HDFC Bank Ltd.1	865,000	8,155
Samsung Card Co., Ltd.1	205,480	7,111
Chongqing Rural Commercial Bank Co., Ltd., Class H1,2	22,613,000	6,729
Hongkong Land Holdings Ltd.1	610,000	2,701
Agricultural Bank of China, Class H1	8,100,000	2,603
Kerry Properties Ltd.1	651,180	2,048
PT Bank Negara Indonesia (Persero) Tbk1	1,874,000	771
		1,253,710

HEALTH CARE — 11.58%
Novartis AG1	5,544,613	309,442
Bayer AG1	3,055,423	167,914
Teva Pharmaceutical Industries Ltd. (ADR)	2,928,000	108,980
Mindray Medical International Ltd., Class A (ADR)	3,750,000	88,538
Merck KGaA1	972,655	79,588
JSC Pharmstandard (GDR)1,2	3,650,300	69,070
JSC Pharmstandard (GDR)1,2,3	307,300	5,815
Terumo Corp.1	700,000	36,408
Sinopharm Group Co. Ltd., Class H1	9,010,000	23,691
UCB SA1	500,000	21,291
Richter Gedeon Nyrt1	137,000	18,669
Essilor International1	141,200	10,176
		939,582

INDUSTRIALS — 11.44%
Ryanair Holdings PLC (ADR)2	5,551,700	142,956
SMC Corp.1	693,900	101,327
Legrand SA1	2,374,663	74,030
Atlas Copco AB, Class A1	2,172,000	38,368
Atlas Copco AB, Class B1	1,245,500	19,539
Jardine Matheson Holdings Ltd.1	1,113,600	50,335
Samsung Engineering Co., Ltd.1	259,000	50,189
Schneider Electric SA1	928,850	50,008
Bureau Veritas SA1	641,348	46,124
Marubeni Corp.1	7,675,000	42,920
ASSA ABLOY AB, Class B1	1,865,000	38,394
BAE Systems PLC1	8,907,684	36,724
Serco Group PLC1	3,815,000	30,227
A.P. Moller-Maersk A/S, Class B1	4,842	28,501
Wolseley PLC1	1,019,308	25,374
Nidec Corp.1	250,000	20,111
Hutchison Port Holdings Trust1,3	30,339,000	20,072
Siemens AG1	180,000	16,262
Brambles Ltd.1	2,020,000	12,462
China Merchants Holdings (International) Co., Ltd.1	4,304,597	11,560
Fiat Industrial SpA1,2	1,300,000	9,693
Geberit AG1	50,500	9,284
Aggreko PLC1	305,209	7,708
European Aeronautic Defence and Space Co. EADS NV1	245,514	6,888
AB Volvo, Class B1	650,000	6,355
KONE Oyj, Class B1	130,000	6,168
Qantas Airways Ltd.1,2	4,600,000	6,159
Kühne + Nagel International AG1	55,000	6,152
Komatsu Ltd.1	260,000	5,615
SGS SA1	3,700	5,611
Daikin Industries, Ltd.1	108,300	3,098
		928,214

CONSUMER DISCRETIONARY — 11.10%
Daimler AG1	2,599,000	115,121
Industria de Diseño Textil, SA1	1,150,000	98,483
Hyundai Motor Co.1	516,300	90,566
British Sky Broadcasting Group PLC1	8,719,500	89,521
Li & Fung Ltd.1	40,044,000	65,744
PT Astra International Tbk1	6,360,000	44,920
Honda Motor Co., Ltd.1	1,302,000	38,175
Maruti Suzuki India Ltd.1	1,684,132	37,005
adidas AG1	580,000	34,995
Kia Motors Corp.1	577,000	34,489
Shangri-La Asia Ltd.1	17,230,000	32,463
NEXT PLC1	805,000	31,510
Yamada Denki Co., Ltd.1	441,220	30,805
Marks and Spencer Group PLC1	6,310,000	30,675
Cie. Générale des Établissements Michelin, Class B1	321,934	19,225
SES SA, Class A (FDR)1	600,000	14,569
Techtronic Industries Co. Ltd.1	21,119,000	14,203
Porsche Automobil Holding SE, nonvoting preferred1	285,000	13,643
Bayerische Motoren Werke AG1	205,000	13,583
WPP PLC1	1,390,000	12,819
Fiat SpA1	1,300,000	7,026
Multi Screen Media Private Ltd.1,2,4	82,217	6,814
Belle International Holdings Ltd.1	3,900,000	6,654
OPAP SA1	429,330	4,356
Kesa Electricals PLC1	3,173,300	4,128
Swatch Group Ltd, non-registered shares1	10,500	3,441
LG Electronics Inc.1	52,500	3,003
Esprit Holdings Ltd.1	2,204,714	2,675
		900,611

INFORMATION TECHNOLOGY — 10.56%
Samsung Electronics Co. Ltd.1	256,100	179,401
Canon, Inc.1	3,073,900	139,162
NetEase.com, Inc. (ADR)2	2,569,735	98,061
HOYA Corp.1	3,320,600	76,525
Murata Manufacturing Co., Ltd.1	1,253,000	67,604
MediaTek Inc.1	3,996,101	43,540
HTC Corp.1	1,911,000	41,983
ASML Holding NV1	1,053,500	36,607
Delta Electronics, Inc.1	15,575,867	36,456
ZTE Corp.1	8,950,000	24,862
SAP AG1	387,000	19,728
Nokia Corp.1	3,400,000	19,259
Ibiden Co., Ltd.1	730,000	15,332
Infineon Technologies AG1	1,754,000	12,917
Compal Electronics, Inc.1	13,559,136	12,338
Rohm Co., Ltd.1	234,000	12,162
Tokyo Electron Ltd.1	175,000	7,927
Keyence Corp.1	24,000	6,571
Hirose Electric Co., Ltd.1	70,200	6,524
Redecard SA, ordinary nominative	1,900	26
		856,985

CONSUMER STAPLES — 9.15%
Nestlé SA1	2,788,800	153,301
Anheuser-Busch InBev NV1	2,436,414	129,211
Anheuser-Busch InBev NV, VVPR STRIPS1,2	1,189,792	3
Imperial Tobacco Group PLC1	3,200,000	108,066
Danone SA1	990,306	60,945
L’Oréal SA1	512,000	50,100
Pernod Ricard SA1	579,960	45,474
Asahi Group Holdings, Ltd.1	1,985,300	42,042
Wilmar International Ltd.1	10,019,000	39,742
Koninklijke Ahold NV1	2,768,000	32,547
British American Tobacco PLC1	612,000	25,939
Tesco PLC1	3,318,357	19,410
Wesfarmers Ltd.1	430,304	13,003
SABMiller PLC1	379,600	12,338
Wm Morrison Supermarkets PLC1	2,180,000	9,830
		741,951

TELECOMMUNICATION SERVICES — 7.05%
América Móvil, SAB de CV, Series L (ADR)	7,509,000	165,799
MTN Group Ltd.1	7,474,900	122,296
Millicom International Cellular SA (SDR)1	514,700	51,546
SOFTBANK CORP.1	1,715,000	50,203
Philippine Long Distance Telephone Co.1	689,500	34,421
Hellenic Telecommunications Organization SA1	6,910,000	29,535
Bharti Airtel Ltd.1	3,587,800	27,263
TeliaSonera AB1	4,035,000	26,625
Axiata Group Bhd.1	13,700,000	19,581
OJSC Mobile TeleSystems (ADR)	1,199,100	14,749
Koninklijke KPN NV1	1,100,200	14,484
Vodafone Group PLC1	3,726,250	9,622
Turkcell Iletisim Hizmetleri AS1,2	1,250,000	5,669
Bayan Telecommunications Holdings Corp., Class A1,2,4	43,010	—
Bayan Telecommunications Holdings Corp., Class B1,2,4	14,199	—
		571,793

MATERIALS — 5.47%
Linde AG1	814,600	108,645
ArcelorMittal1	4,803,500	76,717
Syngenta AG1	170,200	44,092
Nitto Denko Corp.1	933,200	36,762
Svenska Cellulosa AB SCA, Class B1	3,015,000	36,658
PT Semen Gresik (Persero) Tbk1	30,896,000	28,904
CRH PLC1	1,686,701	26,016
Grasim Industries Ltd.1	396,866	18,916
Givaudan SA1	19,832	15,493
Akzo Nobel NV1	300,000	13,262
BASF SE1	210,000	12,742
Amcor Ltd.1	1,400,000	9,212
Vicat S.A.1	126,927	8,267
POSCO1	24,900	7,656
		443,342

ENERGY — 5.28%
BP PLC1	29,414,802	176,427
Royal Dutch Shell PLC, Class B1	2,200,000	68,331
Royal Dutch Shell PLC, Class A1	372,000	11,550
Eni SpA1	2,806,000	49,303
OAO Gazprom (ADR)1	4,260,000	40,749
Reliance Industries Ltd.1	1,785,000	29,076
Woodside Petroleum Ltd.1	438,750	13,583
INPEX CORP.1	1,600	9,860
PTT PCL1	1,000,000	8,224
China National Offshore Oil Corp.1	4,850,000	7,792
Nexen Inc.	445,000	6,893
TOTAL SA1	150,000	6,614
		428,402

UTILITIES — 2.61%
Power Grid Corp. of India Ltd.1	58,601,640	116,559
GDF SUEZ1	1,473,941	44,032
Scottish and Southern Energy PLC1	1,566,800	31,334
International Power PLC1	2,830,000	13,406
CEZ, a s1	160,700	6,193
		211,524

MISCELLANEOUS — 0.68%
Other common stocks in initial period of acquisition		55,213

Total common stocks (cost: $7,378,453,000)		7,331,327

	Principal amount
Bonds, notes & other debt instruments — 0.17%	(000)

FINANCIALS — 0.17%
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 3.625% 2012	€7,000	9,510
Barclays Bank PLC, Series RCI, junior subordinated 14.00% (undated)5	£2,535	4,173

Total bonds, notes & other debt instruments (cost: $13,758,000)		13,683

Short-term securities — 8.25%

Fannie Mae 0.04%–0.11% due 10/11/2011–1/19/2012	$194,900	194,889
Federal Home Loan Bank 0.06%–0.16% due 11/16/2011–6/15/2012	120,700	120,653
Bank of Nova Scotia 0.15% due 10/31/2011	70,800	70,791
International Bank for Reconstruction and Development 0.07% due 10/3/2011	50,000	50,000
Private Export Funding Corp. 0.10%–0.12% due 10/24–12/19/20113	45,500	45,487
Falcon Asset Securitization Co., LLC 0.08% due 10/5/20113	25,000	25,000
Jupiter Securitization Co., LLC 0.18% due 11/18/20113	15,000	14,996
CAFCO, LLC 0.19% due 10/7/2011	31,700	31,699
Freddie Mac 0.15% due 6/1/2012	30,000	29,983
Coca-Cola Co. 0.10% due 12/2/20113	25,000	24,995
KfW 0.20% due 12/22/20113	22,300	22,295
American Honda Finance Corp. 0.20% due 12/12/2011	15,000	14,991
Barclays U.S. Funding Corp. 0.08% due 10/3/2011	11,800	11,800
Thunder Bay Funding, LLC 0.20% due 1/23/20123	11,700	11,686

Total short-term securities (cost: $669,208,000)		669,265

Total investment securities (cost: $8,061,419,000)		8,014,275
Other assets less liabilities		97,853

Net assets		$8,112,128
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $6,583,843,000, which represented 81.16% of the net assets of the fund. This amount includes $6,577,029,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

2Security did not produce income during the last 12 months.

3Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $170,346,000, which represented 2.10% of the net assets of the fund.

4Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	dates	(000)	(000)	assets
Multi Screen Media Private Ltd.	9/6/2000–4/18/2002	$32,519	$6,814	.08%
Bayan Telecommunications Holdings Corp., Class A	2/11/1998–8/31/1998	104	—	.00
Bayan Telecommunications Holdings Corp., Class B	2/11/1998–8/31/1998	34	—	.00
Total restricted securities		$32,657	$6,814	.08%

5Coupon rate may change periodically.

Forward currency contracts

The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

As of September 30, 2011, the fund had an open forward currency contract to sell currencies, as shown in the following table. The open forward currency contract shown is generally indicative of the level of activity over the prior 12-month period.

				(amounts in thousands)
					Unrealized
			Contract amount		appreciation at
	Settlement date	Counterparty	Receive	Deliver	9/30/2011

Sales:
Australian dollars	10/27/2011	UBS AG	$21,245	A$22,000	$61

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and asked prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the series’ board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of September 30, 2011 (dollars in thousands):

Investment securities:	Level 1	Level 2		Level 3	Total
Common stocks:
Financials	$109,441	$1,144,269	*	$—	$1,253,710
Health care	197,518	742,064	*	—	939,582
Industrials	142,956	785,258	*	—	928,214
Consumer discretionary	—	893,797	*	6,814	900,611
Information technology	98,087	758,898	*	—	856,985
Consumer staples	—	741,951	*	—	741,951
Telecommunication services	180,548	391,245	*	—	571,793
Materials	—	443,342	*	—	443,342
Energy	6,893	421,509	*	—	428,402
Utilities	—	211,524	*	—	211,524
Miscellaneous	12,041	43,172	*	—	55,213
Bonds, notes & other debt instruments	—	13,683		—	13,683
Short-term securities	—	669,265		—	669,265
Total	$747,484	$7,259,977		$6,814	$8,014,275

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $6,577,029,000 of investment securities were classified as Level 2 instead of Level 1.

Forward currency contracts†:	Level 1	Level 2	Level 3	Total
Unrealized appreciation on open forward currency contracts	$—	$61	$—	$61

†Forward currency contracts are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended September 30, 2011 (dollars in thousands):

	Beginning		Ending
	value at	Unrealized	value at
	1/1/2011	depreciation	9/30/2011

Investment securities	$6,835	$(21)	$6,814

Net unrealized depreciation during the period on Level 3 investment securities held at September 30, 2011 (dollars in thousands):			$(21)

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$996,841
Gross unrealized depreciation on investment securities	(1,120,294)
Net unrealized depreciation on investment securities	(123,453)
Cost of investment securities for federal income tax purposes	8,137,728

Key to abbreviations and symbols

ADR = American Depositary Receipts
FDR = Fiduciary Depositary Receipts
GDR = Global Depositary Receipts
SDR = Swedish Depositary Receipts
€ = Euros
£ = British pounds

New World Fund®
Investment portfolio

September 30, 2011
unaudited

Common stocks — 79.18%	Shares	Value (000)

CONSUMER STAPLES — 16.38%
Nestlé SA1	575,000	$31,608
Shoprite Holdings Ltd.1	1,980,000	27,723
OJSC Magnit (GDR)1	1,195,000	22,551
OJSC Magnit (GDR)1,2	64,500	1,217
Anheuser-Busch InBev NV1	383,700	20,349
Tesco PLC1	3,222,418	18,849
SABMiller PLC1	562,500	18,282
Coca-Cola Co.	259,500	17,532
British American Tobacco PLC1	393,000	16,657
Wal-Mart de México, SAB de CV, Series V (ADR)	629,000	14,499
Wal-Mart de México, SAB de CV, Series V	570,000	1,314
Pernod Ricard SA1	159,600	12,514
Unilever NV, depository receipts1	354,500	11,228
Procter & Gamble Co.	160,000	10,109
Grupo Nutresa SA	827,458	9,981
United Spirits Ltd.1	580,142	9,397
PepsiCo, Inc.	150,000	9,285
Cia. de Bebidas das Américas — AmBev, preferred nominative (ADR)	300,000	9,195
Grupo Modelo, SAB de CV, Series C	1,515,000	8,673
Olam International Ltd.1	4,580,829	7,810
Olam International Ltd.1,2	299,070	510
Wilmar International Ltd.1	2,000,000	7,933
Kimberly-Clark de México, SAB de CV, Class A	1,300,000	6,684
Grupo Comercial Chedraui, SAB de CV, Class B	2,755,300	6,660
United Breweries Ltd.1,3	874,904	6,649
China Yurun Food Group Ltd.1	6,119,000	6,482
X5 Retail Group NV (GDR)1,2,3	210,000	5,764
Avon Products, Inc.	232,200	4,551
Tingyi (Cayman Islands) Holding Corp.1	1,320,000	3,235
Japan Tobacco Inc.1	690	3,219
Danone SA1	51,872	3,192
		333,652

CONSUMER DISCRETIONARY — 10.67%
Truworths International Ltd.1	3,047,000	26,478
Toyota Motor Corp.1	632,300	21,615
Naspers Ltd., Class N1	406,200	17,583
Bayerische Motoren Werke AG1	240,000	15,902
Wynn Macau, Ltd.1	6,849,200	15,824
McDonald’s Corp.	175,000	15,369
Golden Eagle Retail Group Ltd.1	7,000,000	14,249
Honda Motor Co., Ltd.1	455,000	13,341
Parkson Holdings Bhd.1	5,365,726	9,489
Tata Motors Ltd.1	3,000,000	9,332
Swatch Group Ltd1	95,000	5,677
Swatch Group Ltd, non-registered shares1	10,450	3,425
Ctrip.com International, Ltd. (ADR)3	274,000	8,812
Hero MotoCorp Ltd.1	215,000	8,477
Daimler AG1	165,000	7,309
Dongfeng Motor Group Co., Ltd., Class H1	5,111,000	6,774
Hyundai Mobis Co., Ltd.1	18,000	5,112
Nikon Corp.1	185,000	4,347
Li & Fung Ltd.1	2,373,200	3,896
Desarrolladora Homex, SA de CV (ADR)3	160,000	2,160
TVN SA1	500,000	2,148
		217,319

HEALTH CARE — 9.02%
Baxter International Inc.	497,300	27,919
Novo Nordisk A/S, Class B1	256,420	25,491
Cochlear Ltd.1	500,000	22,218
Amil Participações SA, ordinary nominative	1,997,410	17,794
Krka, dd, Novo mesto1	239,640	16,435
Shandong Weigao Group Medical Polymer Co. Ltd., Class H1	14,408,000	16,115
Teva Pharmaceutical Industries Ltd. (ADR)	350,000	13,027
Sinopharm Group Co. Ltd., Class H1	4,328,600	11,381
Waters Corp.3	117,000	8,832
JSC Pharmstandard (GDR)1,3	422,000	7,985
PT Kalbe Farma Tbk1	19,950,000	7,206
Grifols, SA1,3	319,700	5,980
Novartis AG1	57,500	3,209
		183,592

FINANCIALS — 8.16%
PT Bank Rakyat Indonesia (Persero) Tbk1	41,806,300	27,430
Housing Development Finance Corp. Ltd.1	1,335,000	17,233
Industrial and Commercial Bank of China Ltd., Class H1	26,396,700	12,759
Kotak Mahindra Bank Ltd.1	1,327,886	12,331
China Life Insurance Co. Ltd., Class H1	4,845,000	11,452
Agricultural Bank of China, Class H1	26,567,000	8,538
DLF Ltd.1	1,850,000	8,101
Türkiye Garanti Bankasi AS1	2,018,765	7,827
Itaúsa — Investimentos Itaú SA, preferred nominative	1,380,866	6,999
Banco Santander (Brasil) SA, units	911,000	6,648
CIMB Group Holdings Bhd.1	3,000,000	6,507
Sberbank of Russia (ADR)	682,500	5,870
Bank of the Philippine Islands1	4,135,412	5,250
Ayala Land, Inc.1	15,000,000	4,963
FirstRand Ltd.1	1,915,127	4,625
CITIC Securities Co. Ltd., Class H1,3	2,154,000	3,679
Erste Bank der oesterreichischen Sparkassen AG1	141,377	3,603
BankMuscat (SAOG) (GDR)1	476,753	3,303
Citigroup Inc.	100,000	2,562
Bank Pekao SA1	60,000	2,395
Banco Industrial e Comercial SA, preferred nominative	512,900	2,019
Prudential PLC1	207,320	1,775
Itaú Unibanco Holding SA, preferred nominative	19,750	305
Itaú Unibanco Holding SA, preferred nominative (ADR)	7,053	109
China Construction Bank Corp., Class H1	535	—
		166,283

INFORMATION TECHNOLOGY — 6.51%
Samsung Electronics Co. Ltd.1	46,725	32,731
Google Inc., Class A3	47,000	24,176
Infosys Technologies Ltd.1	410,200	20,780
Mail.ru Group Ltd. (GDR)1,3	422,509	12,238
HTC Corp.1	481,572	10,580
Taiwan Semiconductor Manufacturing Co. Ltd.1	3,060,000	6,933
Corning Inc.	460,000	5,686
Kingboard Chemical Holdings Ltd.1	1,859,000	5,002
Yahoo! Inc.3	370,000	4,869
NetEase.com, Inc. (ADR)3	120,000	4,579
HOYA Corp.1	164,400	3,789
TOTVS SA, ordinary nominative	75,000	1,276
Kingboard Laminates Holdings Ltd.1	84,500	35
		132,674

INDUSTRIALS — 6.30%
Schneider Electric SA1	296,440	15,960
Cummins Inc.	192,500	15,720
CCR SA, ordinary nominative	525,000	13,668
Siemens AG1	138,100	12,476
Intertek Group PLC1	428,200	12,277
United Technologies Corp.	148,000	10,413
Container Corp. of India Ltd.1	455,735	8,971
Outotec Oyj1	235,000	8,357
Boart Longyear Ltd.1	3,145,000	7,765
Vestas Wind Systems A/S1,3	276,000	4,475
Aggreko PLC1	141,921	3,584
KBR, Inc.	124,900	2,951
Murray & Roberts Holdings Ltd.1	900,000	2,884
Komatsu Ltd.1	130,000	2,807
Kubota Corp.1	277,000	2,213
China Railway Construction Corp. Ltd., Class H1	4,759,500	1,995
Daelim Industrial Co., Ltd.1	21,484	1,719
		128,235

MATERIALS — 6.18%
Holcim Ltd1	388,361	20,531
Linde AG1	109,000	14,538
Sigma-Aldrich Corp.	205,000	12,667
Orica Ltd.1	420,000	9,408
Northam Platinum Ltd.1	2,260,000	9,200
Ambuja Cements Ltd.1	3,030,000	9,119
Fibria Celulose SA, ordinary nominative (ADR)	1,156,138	8,752
Israel Chemicals Ltd.1	635,000	7,244
BHP Billiton PLC1	262,664	6,960
Aquarius Platinum Ltd.1	2,010,000	5,565
Vale SA, Class A, preferred nominative	252,000	5,258
Sinofert Holdings Ltd.1	18,978,000	4,840
PT Semen Gresik (Persero) Tbk1	3,825,000	3,578
PT Indocement Tunggal Prakarsa Tbk1	1,836,500	2,888
Anhui Conch Cement Co. Ltd., Class H1	990,000	2,692
First Quantum Minerals Ltd.	127,500	1,697
OCI Co. Ltd.1	5,000	852
		125,789

ENERGY — 6.08%
Royal Dutch Shell PLC, Class B1	600,000	18,636
Oil Search Ltd.1	2,465,000	13,303
Pacific Rubiales Energy Corp.	480,000	10,169
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	443,520	9,957
Cairn India Ltd.1,3	1,645,000	8,980
Saipem SpA, Class S1	233,000	8,170
Noble Energy, Inc.	100,000	7,080
TOTAL SA1	120,000	5,291
TOTAL SA (ADR)	32,500	1,426
INPEX CORP.1	990	6,101
Oil and Gas Development Co. Ltd.1	4,000,000	6,046
Tenaris SA (ADR)	222,500	5,662
Nexen Inc.	355,812	5,535
Eurasia Drilling Co. Ltd. (GDR)1,2	142,100	2,585
Eurasia Drilling Co. Ltd. (GDR)1	139,159	2,532
Cobalt International Energy, Inc.3	594,800	4,586
Chevron Corp.	45,000	4,163
Gran Tierra Energy Inc.3	500,000	2,385
OAO TMK (GDR)1,2	142,826	1,294
		123,901

TELECOMMUNICATION SERVICES — 5.09%
América Móvil, SAB de CV, Series L (ADR)	1,819,750	40,180
América Móvil, SAB de CV, Series L	1,700,000	1,877
SOFTBANK CORP.1	580,800	17,002
Telefónica, SA1	640,000	12,270
China Telecom Corp. Ltd., Class H1	14,504,000	9,050
Telekomunikacja Polska SA1	1,200,000	6,251
Vodafone Group PLC1	2,132,500	5,507
Hellenic Telecommunications Organization SA1	1,247,068	5,330
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B1	5,440,000	4,667
Portugal Telecom, SGPS, SA1	200,000	1,458
		103,592

UTILITIES — 1.68%
Cheung Kong Infrastructure Holdings Ltd.1	1,972,000	11,484
CLP Holdings Ltd.1	1,000,000	8,970
International Power PLC1	1,750,000	8,290
PGE Polska Grupa Energetyczna SA1	950,000	5,534
		34,278

MISCELLANEOUS — 3.11%
Other common stocks in initial period of acquisition		63,359

Total common stocks (cost: $1,479,528,000)		1,612,674

Rights & warrants — 0.00%

INFORMATION TECHNOLOGY — 0.00%
Kingboard Chemical Holdings Ltd., warrants, expire 20123	185,900	23

Total rights & warrants (cost: $0)		23

	Principal amount	Value
Bonds, notes & other debt instruments — 10.26%	(000)	(000)

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 8.71%
Turkey (Republic of) 10.00% 20124	TRY4,232	$2,337
Turkey (Republic of) 16.00% 2012	2,500	1,392
Turkey (Republic of) 16.00% 2013	2,350	1,435
Turkey (Republic of) 4.00% 20154	2,108	1,217
Turkey (Republic of) 7.25% 2015	$1,700	1,885
Turkey (Republic of) 10.00% 2015	TRY7,668	4,312
Turkey (Republic of) 7.00% 2016	$2,800	3,108
Turkey (Republic of) 7.50% 2017	1,500	1,714
Turkey (Republic of) 6.75% 2018	2,500	2,766
Turkey (Republic of) 7.00% 2019	800	900
Turkey (Republic of) 6.875% 2036	1,200	1,284
Turkey (Republic of) 6.75% 2040	500	524
Brazil (Federal Republic of) Global 6.00% 2017	575	658
Brazil (Federal Republic of) 10.00% 2017	BRL1,850	927
Brazil (Federal Republic of) 6.00% 20174	2,043	1,132
Brazil (Federal Republic of) Global 8.00% 20186	$2,733	3,236
Brazil (Federal Republic of) 6.00% 20204	BRL2,477	1,297
Brazil (Federal Republic of) Global 4.875% 2021	$1,500	1,611
Brazil (Federal Republic of) Global 12.50% 2022	BRL1,200	753
Brazil (Federal Republic of) Global 10.125% 2027	$1,025	1,625
Brazil (Federal Republic of) Global 11.00% 2040	6,855	9,083
Brazil (Federal Republic of) 6.00% 20454	BRL4,086	2,293
United Mexican States Government Global 6.375% 2013	$4,375	4,637
United Mexican States Government, Series MI10, 8.00% 2013	MXN7,671	591
United Mexican States Government Global 5.875% 2014	$550	594
United Mexican States Government, Series MI10, 9.50% 2014	MXN40,500	3,310
United Mexican States Government, Series M10, 8.00% 2015	20,000	1,594
United Mexican States Government Global 5.625% 2017	$2,000	2,238
United Mexican States Government, Series M10, 7.75% 2017	MXN10,000	803
United Mexican States Government Global, Series A, 5.125% 2020	$984	1,070
United Mexican States Government, Series M, 6.50% 2021	MXN20,000	1,449
United Mexican States Government, Series M30, 10.00% 2036	17,500	1,576
United Mexican States Government Global 6.05% 2040	$2,850	3,235
United Mexican States Government 5.75% 2110	300	297
Philippines (Republic of), Series 743, 8.75% 2013	PHP112,000	2,799
Philippines (Republic of) 8.25% 2014	$1,000	1,130
Philippines (Republic of) 9.875% 2019	2,200	2,959
Philippines (Republic of) 4.95% 2021	PHP115,000	2,525
Philippines (Republic of) 7.75% 2031	$2,235	2,880
Philippines (Republic of) 6.25% 2036	PHP197,000	4,269
Colombia (Republic of) Global 10.00% 2012	$1,565	1,606
Colombia (Republic of) Global 10.75% 2013	1,360	1,513
Colombia (Republic of) Global 8.25% 2014	400	473
Colombia (Republic of) Global 12.00% 2015	COP3,072,000	1,938
Colombia (Republic of) Global 7.375% 2017	$2,000	2,401
Colombia (Republic of) Global 11.75% 2020	315	484
Colombia (Republic of) Global 4.375% 2021	960	982
Colombia (Republic of) Global 8.125% 2024	635	845
Colombia (Republic of) Global 9.85% 2027	COP2,495,000	1,632
Colombia (Republic of) Global 7.375% 2037	$2,094	2,746
Colombia (Republic of) Global 6.125% 2041	640	728
Argentina (Republic of) 7.00% 2015	1,200	1,002
Argentina (Republic of) 8.28% 20335,6	8,180	5,644
Argentina (Republic of) GDP-Linked 2035	25,600	3,584
Indonesia (Republic of), Series 30, 10.75% 2016	IDR19,998,000	2,679
Indonesia (Republic of) 5.875% 2020	$3,100	3,363
Indonesia (Republic of) 4.875% 20212	1,300	1,319
Indonesia (Republic of) 4.875% 2021	600	609
Indonesia (Republic of) 6.625% 2037	750	846
Indonesia (Republic of) 7.75% 2038	800	1,008
Hungarian Government, Series 12/C, 6.00% 2012	HUF 50,300	229
Hungarian Government, Series 14/C, 5.50% 2014	200,000	883
Hungarian Government, Series 15/A, 8.00% 2015	172,810	809
Hungarian Government 6.25% 2020	$4,825	4,704
Hungarian Government 6.375% 2021	1,550	1,516
Hungarian Government 7.625% 2041	810	794
Croatian Government 6.75% 20192	5,000	4,842
Croatian Government 6.75% 2019	120	116
Croatian Government 6.625% 2020	880	843
Croatian Government 6.625% 20202	500	479
Croatian Government 6.375% 20212	1,450	1,340
Russian Federation 7.50% 20306	2,881	3,250
Russian Federation 7.50% 20302,6	2,844	3,209
Peru (Republic of) 8.375% 2016	1,706	2,090
Peru (Republic of) 8.75% 2033	2,064	2,938
Peru (Republic of) 6.55% 20376	782	911
Chilean Government 3.875% 2020	5,600	5,868
Polish Government, Series 0413, 5.25% 2013	PLN4,550	1,394
Polish Government 5.00% 2015	$300	317
Polish Government, Series 0415, 5.50% 2015	PLN3,000	921
Polish Government 6.375% 2019	$2,770	3,054
Panama (Republic of) Global 7.125% 2026	890	1,118
Panama (Republic of) Global 8.875% 2027	300	429
Panama (Republic of) Global 9.375% 2029	1,148	1,731
Panama (Republic of) Global 6.70% 20366	859	1,044
South Africa (Republic of), Series R-203, 8.25% 2017	ZAR9,000	1,139
South Africa (Republic of) 6.875% 2019	$450	538
South Africa (Republic of) 5.50% 2020	1,000	1,099
South Africa (Republic of), Series R-207, 7.25% 2020	ZAR5,500	640
South Africa (Republic of) 6.25% 2041	$600	672
State of Qatar 6.40% 2040	2,860	3,496
Venezuela (Republic of) 12.75% 2022	2,000	1,595
Venezuela (Republic of) 9.25% 2027	620	397
Dominican Republic 9.04% 20186	437	479
Dominican Republic 8.625% 20272,6	1,150	1,196
Thai Government 3.625% 2015	THB40,000	1,291
Nigeria (Republic of) 6.75% 20212	$910	898
Malaysian Government, Series 204, 5.094% 2014	MYR1,000	328
		177,444

FINANCIALS — 0.52%
BBVA Bancomer SA, junior subordinated 7.25% 20202	$4,075	3,983
BBVA Bancomer SA 6.50% 20212	725	676
Development Bank of Kazakhstan 5.50% 20152	2,810	2,691
VEB Finance Ltd. 6.902% 20202	1,085	1,069
VEB Finance Ltd. 6.80% 20252	500	472
HSBK (Europe) BV 7.25% 20212	1,840	1,534
Banco de Crédito del Perú 5.375% 20202	100	95
		10,520

ENERGY — 0.41%
Gazprom OJSC 5.092% 20152	1,275	1,262
Gazprom OJSC, Series 9, 6.51% 2022	1,000	983
Gazprom OJSC 6.51% 20222	600	589
Gazprom OJSC 7.288% 2037	1,200	1,174
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	1,800	1,949
Petrobras International 5.75% 2020	1,300	1,362
PTT Exploration & Production Ltd 5.692% 20212	1,000	1,014
		8,333

UTILITIES — 0.30%
Eskom Holdings Ltd. 5.75% 20212	4,110	4,192
AES Panamá, SA 6.35% 20162	1,100	1,188
Enersis SA 7.375% 2014	650	712
		6,092

MATERIALS — 0.27%
CEMEX Finance LLC 9.50% 20162	2,900	2,131
CEMEX, SAB de CV 9.00% 20182	1,870	1,286
CEMEX SA 9.25% 2020	1,250	825
CEMEX SA 9.25% 20202	1,063	702
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	370	397
Fibria Overseas Finance Ltd. 6.75% 20212	300	271
		5,612

CONSUMER STAPLES — 0.05%
BFF International Ltd. 7.25% 20202	1,000	1,053

Total bonds, notes & other debt instruments (cost: $204,185,000)		209,054

Short-term securities — 10.11%

Fannie Mae 0.08%–0.135% due 11/23/2011–2/15/2012	52,200	52,195
Freddie Mac 0.10%–0.155% due 12/19/2011–4/3/2012	33,900	33,897
Svenska Handelsbanken Inc. 0.14% due 10/18/20112	31,300	31,298
Old Line Funding, LLC 0.20% due 11/10–11/16/20112	20,026	20,023
International Bank for Reconstruction and Development 0.09% due 11/9/2011	18,780	18,779
Nordea North America, Inc. 0.14% due 10/19/2011	17,700	17,699
Toronto-Dominion Holdings USA Inc. 0.16% due 11/28/20112	10,500	10,498
Federal Home Loan Bank 0.105%–0.16% due 10/26/2011–5/15/2012	9,010	9,009
Québec (Province of) 0.08% due 11/21/20112	8,200	8,197
Barclays U.S. Funding Corp. 0.08% due 10/3/2011	4,300	4,300

Total short-term securities (cost: $205,876,000)		205,895

Total investment securities (cost: $1,889,589,000)		2,027,646
Other assets less liabilities		9,051

Net assets		$2,036,697

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $1,171,895,000, which represented 57.54% of the net assets of the fund. This amount includes $1,157,669,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

2Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $118,877,000, which represented 5.84% of the net assets of the fund.

3Security did not produce income during the last 12 months.
4Index-linked bond whose principal amount moves with a government price index.
5Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
6Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Forward currency contracts

The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

As of September 30, 2011, the fund had open forward currency contracts to sell currencies, as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

				(amounts in thousands)
					Unrealized
					appreciation
			Contract amount		(depreciation) at
	Settlement date	Counterparty	Receive	Deliver	9/30/2011

Sales:
Brazilian reais	10/18/2011	JPMorgan Chase	$1,451	BRL2,500	$128
Philippine pesos	10/20/2011	JPMorgan Chase	$955	PHP42,000	(5)
					$123

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and asked prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the series’ board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of September 30, 2011 (dollars in thousands):

Investment securities:	Level 1	Level 2		Level 3	Total
Common stocks:
Consumer staples	$98,483	$235,169	*	$—	$333,652
Consumer discretionary	26,341	190,978	*	—	217,319
Health care	67,572	116,020	*	—	183,592
Financials	24,512	138,092	*	—	166,283
Information technology	40,586	92,088	*	—	132,674
Industrials	42,752	85,483	*	—	128,235
Materials	28,374	97,415	*	—	125,789
Energy	50,963	72,938	*	—	123,901
Telecommunication services	42,057	61,535	*	—	103,592
Utilities	—	34,278	*	—	34,278
Miscellaneous	19,139	47,899	*	—	63,359
Rights & warrants	23	—		—	23
Bonds, notes & other debt instruments:
Bonds & notes of governments outside the U.S.	—	177,444		—	177,444
Corporate bonds & notes	—	31,610		—	31,610
Short-term securities	—	205,895		—	205,895
Total	$440,802	$1,586,844		$—	$2,027,646

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $1,157,669,000 of investment securities were classified as Level 2 instead of Level 1.

Forward currency contracts†:	Level 1	Level 2		Level 3	Total
Unrealized appreciation on open forward currency contracts	$—	$128		$—	$128
Unrealized depreciation on open forward currency contracts	—	(5)		—	(5)
Total	$—	$123		$—	$123

†Forward currency contracts are not included in the investment portfolio.

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$328,411
Gross unrealized depreciation on investment securities	(207,358)
Net unrealized appreciation on investment securities	121,053
Cost of investment securities for federal income tax purposes	1,906,593

Key to abbreviations

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
BRL = Brazilian reais
COP = Colombian pesos
HUF = Hungarian forints
IDR = Indonesian rupiah
MXN = Mexican pesos
MYR = Malaysian ringgits
PHP = Philippine pesos
PLN = Polish zloty
THB = Thai baht
TRY = Turkish liras
ZAR = South African rand

Blue Chip Income and Growth FundSM
Investment portfolio

September 30, 2011
unaudited

Common stocks — 92.08%	Shares	Value (000)

INFORMATION TECHNOLOGY — 20.31%
Microsoft Corp.	7,745,000	$192,773
International Business Machines Corp.	730,000	127,772
Apple Inc.1	225,000	85,766
Intel Corp.	3,700,000	78,921
Hewlett-Packard Co.	3,400,000	76,330
Oracle Corp.	2,600,000	74,724
Texas Instruments Inc.	1,595,000	42,507
Nokia Corp. (ADR)	4,685,000	26,517
QUALCOMM Inc.	500,000	24,315
Yahoo! Inc.1	1,672,500	22,010
Cisco Systems, Inc.	1,300,000	20,137
Linear Technology Corp.	550,000	15,207
Maxim Integrated Products, Inc.	600,000	13,998
		800,977

INDUSTRIALS — 12.09%
General Electric Co.	4,265,000	64,999
United Parcel Service, Inc., Class B	850,000	53,677
United Technologies Corp.	760,000	53,474
CSX Corp.	2,100,000	39,207
Norfolk Southern Corp.	592,800	36,173
Union Pacific Corp.	375,000	30,626
Illinois Tool Works Inc.	650,000	27,040
Rockwell Automation	450,000	25,200
Emerson Electric Co.	600,000	24,786
Eaton Corp.	600,000	21,300
Ingersoll-Rand PLC	700,000	19,663
Waste Management, Inc.	600,000	19,536
Masco Corp.	1,950,000	13,884
Avery Dennison Corp.	550,000	13,794
Tyco International Ltd.	300,000	12,225
Pitney Bowes Inc.	485,400	9,125
Southwest Airlines Co.	1,000,000	8,040
General Dynamics Corp.	74,600	4,244
		476,993

CONSUMER STAPLES — 11.80%
CVS/Caremark Corp.	2,350,000	78,913
Philip Morris International Inc.	1,250,000	77,975
Kraft Foods Inc., Class A	2,030,000	68,167
Altria Group, Inc.	1,926,400	51,647
Kimberly-Clark Corp.	500,000	35,505
PepsiCo, Inc.	550,000	34,045
Kellogg Co.	592,000	31,488
ConAgra Foods, Inc.	1,200,000	29,064
Walgreen Co.	630,000	20,721
General Mills, Inc.	500,000	19,235
Molson Coors Brewing Co., Class B	475,000	18,815
		465,575

HEALTH CARE — 9.52%
Abbott Laboratories	1,550,000	79,267
Amgen Inc.	1,405,000	77,205
Bristol-Myers Squibb Co.	1,125,000	35,303
Eli Lilly and Co.	900,000	33,273
Cardinal Health, Inc.	700,000	29,316
AstraZeneca PLC (ADR)	600,000	26,616
Medtronic, Inc.	750,000	24,930
Pfizer Inc	1,400,000	24,752
Merck & Co., Inc.	630,000	20,607
Novartis AG (ADR)	300,000	16,731
Covidien PLC	175,000	7,717
		375,717

CONSUMER DISCRETIONARY — 9.35%
Kohl’s Corp.	1,250,000	61,375
Lowe’s Companies, Inc.	2,300,000	44,482
Harley-Davidson, Inc.	1,230,000	42,226
News Corp., Class A	2,450,000	37,901
Comcast Corp., Class A	1,430,000	29,887
Comcast Corp., Class A, special nonvoting shares	100,000	2,069
Target Corp.	600,000	29,424
Home Depot, Inc.	855,000	28,104
Best Buy Co., Inc.	1,000,000	23,300
Carnival Corp., units	650,000	19,695
Staples, Inc.	980,000	13,034
General Motors Co.1	636,100	12,836
Royal Caribbean Cruises Ltd.	500,000	10,820
CBS Corp., Class B	400,000	8,152
Johnson Controls, Inc.	207,233	5,465
		368,770

ENERGY — 8.82%
Royal Dutch Shell PLC, Class B (ADR)	1,300,000	80,665
Royal Dutch Shell PLC, Class A (ADR)	900,000	55,368
ConocoPhillips	1,350,000	85,482
BP PLC (ADR)	777,349	28,039
Schlumberger Ltd.	450,000	26,879
EOG Resources, Inc.	230,000	16,332
Chevron Corp.	170,000	15,728
Exxon Mobil Corp.	200,000	14,526
Spectra Energy Corp	541,700	13,288
Marathon Oil Corp.	332,700	7,180
Marathon Petroleum Corp.	166,350	4,501
		347,988

FINANCIALS — 8.77%
JPMorgan Chase & Co.	3,110,000	93,673
Citigroup Inc.	2,555,000	65,459
Bank of America Corp.	9,720,000	59,487
American Express Co.	800,000	35,920
Wells Fargo & Co.	1,350,000	32,562
Capital One Financial Corp.	700,000	27,741
HSBC Holdings PLC (ADR)	318,749	12,125
Credit Suisse Group AG (ADR)	460,000	12,070
Genworth Financial, Inc., Class A1	1,190,000	6,831
		345,868

TELECOMMUNICATION SERVICES — 4.93%
AT&T Inc.	6,490,000	185,095
Verizon Communications Inc.	150,000	5,520
Sprint Nextel Corp., Series 11	1,284,800	3,906
		194,521

UTILITIES — 1.93%
Southern Co.	750,000	31,777
NextEra Energy, Inc.	400,000	21,608
FirstEnergy Corp.	370,000	16,617
Xcel Energy Inc.	250,000	6,173
		76,175

MATERIALS — 1.73%
Dow Chemical Co.	1,670,000	37,508
Air Products and Chemicals, Inc.	400,000	30,548
		68,056

MISCELLANEOUS — 2.83%
Other common stocks in initial period of acquisition		111,880

Total common stocks (cost: $3,631,584,000)		3,632,520

Rights & warrants — 0.00%

FINANCIALS — 0.00%
Washington Mutual, Inc., warrants, expire 20131,2	60,000	—

Total rights & warrants (cost: $230,000)		—

Convertible securities — 0.97%

CONSUMER DISCRETIONARY — 0.97%
General Motors Co., Series B, 4.75% convertible preferred 2013	1,095,000	38,412

Total convertible securities (cost: $52,847,000)		38,412

	Principal amount
Short-term securities — 7.03%	(000)

Freddie Mac 0.04%–0.13% due 10/6/2011–4/3/2012	$65,600	65,593
Coca-Cola Co. 0.08%–0.17% due 11/18/2011–1/13/20123	32,000	31,992
Federal Home Loan Bank 0.09%–0.16% due 11/28/2011–5/15/2012	31,900	31,888
Private Export Funding Corp. 0.16% due 12/16/20113	20,000	19,991
Texas Instruments Inc. 0.15% due 11/15/20113	18,000	17,993
NetJets Inc. 0.02% due 10/3/20113	17,200	17,200
Merck & Co. Inc. 0.07% due 10/14/20113	16,000	16,000
Pfizer Inc 0.04% due 10/4/20113	14,500	14,500
Paccar Financial Corp. 0.09% due 10/3/2011	14,200	14,200
Google Inc. 0.06% due 10/17/20113	11,400	11,400
McDonald’s Corp. 0.06% due 11/7/20113	10,400	10,399
Hewlett-Packard Co. 0.14% due 10/5/20113	10,000	10,000
Federal Farm Credit Banks 0.135% due 11/15/2011	6,000	6,000
Johnson & Johnson 0.07% due 11/18/20113	5,100	5,099
Procter & Gamble Co. 0.10% due 10/17/20113	2,900	2,900
Wal-Mart Stores, Inc. 0.06% due 10/12/20113	2,100	2,100

Total short-term securities (cost: $277,237,000)		277,255

Total investment securities (cost: $3,961,898,000)		3,948,187
Other assets less liabilities		(3,333)

Net assets		$3,944,854
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities represented less than .01% of the net assets of the fund.

3Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $159,574,000, which represented 4.05% of the net assets of the fund.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the series’ board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2011
(dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Common stocks:
Information technology	$800,977	$—	$—	$800,977
Industrials	476,993	—	—	476,993
Consumer staples	465,575	—	—	465,575
Health care	375,717	—	—	375,717
Consumer discretionary	368,770	—	—	368,770
Energy	347,988	—	—	347,988
Financials	345,868	—	—	345,868
Telecommunication services	194,521	—	—	194,521
Utilities	76,175	—	—	76,175
Materials	68,056	—	—	68,056
Miscellaneous	111,880	—	—	111,880
Convertible securities	38,412	—	—	38,412
Short-term securities	—	277,255	—	277,255
Total	$3,670,932	$277,255	$—	$3,948,187

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$477,526
Gross unrealized depreciation on investment securities	(501,841)
Net unrealized depreciation on investment securities	(24,315)
Cost of investment securities for federal income tax purposes	3,972,502

Key to abbreviation

ADR = American Depositary Receipts

Global Growth and Income FundSM
Investment portfolio

September 30, 2011
unaudited

Common stocks — 92.02%	Shares	Value (000)

FINANCIALS — 13.73%
Agricultural Bank of China, Class H1	85,066,000	$27,339
Marsh & McLennan Companies, Inc.	800,000	21,232
Industrial and Commercial Bank of China Ltd., Class H1	42,145,940	20,372
Prudential PLC1	1,818,689	15,566
Macquarie International Infrastructure Fund Ltd.1	36,200,164	13,400
JPMorgan Chase & Co.	383,200	11,542
China Life Insurance Co. Ltd., Class H1	4,697,000	11,103
Macquarie Group Ltd.1	500,000	10,696
Fairfax Financial Holdings Ltd.	27,000	10,352
Bank of Nova Scotia	200,000	10,062
United Overseas Bank Ltd.1	781,099	10,054
Capitol Federal Financial, Inc.	901,793	9,523
QBE Insurance Group Ltd.1	685,000	8,405
Hospitality Properties Trust	375,000	7,961
Citigroup Inc.	305,000	7,814
AXA SA1	583,935	7,582
Berkshire Hathaway Inc., Class B2	84,000	5,967
Axis Bank Ltd.1	290,000	5,938
Toronto-Dominion Bank	80,000	5,694
Westfield Group1	766,000	5,671
Goldman Sachs Group, Inc.	55,200	5,219
American Express Co.	115,000	5,164
PNC Financial Services Group, Inc.	100,000	4,819
Bank of America Corp.	700,000	4,284
Longfor Properties Co. Ltd.1	4,382,500	4,272
ICICI Bank Ltd. (ADR)	115,000	3,993
Standard Chartered PLC1	180,000	3,593
Bank of China Ltd., Class H1	4,840,000	1,477
First Southern Bancorp, Inc.1,2,3	122,265	1,141
		260,235

CONSUMER DISCRETIONARY — 13.11%
Home Depot, Inc.	1,610,000	52,921
Virgin Media Inc.	1,667,500	40,604
Amazon.com, Inc.2	78,600	16,996
Carnival Corp., units	500,000	15,150
Carphone Warehouse Group PLC1	2,203,550	11,518
Saks Inc.2	1,200,000	10,500
DIRECTV, Class A2	242,000	10,224
Nikon Corp.1	425,000	9,987
MGM Resorts International2	1,000,000	9,290
D.R. Horton, Inc.	1,000,000	9,040
McDonald’s Corp.	100,000	8,782
Apollo Group, Inc., Class A2	220,000	8,714
Toll Corp.2	600,000	8,658
Toyota Motor Corp.1	246,000	8,409
Comcast Corp., Class A	315,000	6,583
Honda Motor Co., Ltd.1	218,000	6,392
adidas AG1	82,700	4,990
Thomson Reuters Corp.	135,000	3,659
SES SA, Class A (FDR)1	95,000	2,307
Daimler AG1	52,000	2,303
Time Warner Inc.	50,000	1,498
		248,525

INDUSTRIALS — 10.29%
Joy Global Inc.	400,000	24,952
United Continental Holdings, Inc.2	1,180,000	22,868
General Electric Co.	1,255,000	19,126
Lockheed Martin Corp.	200,000	14,528
Schneider Electric SA1	268,242	14,442
Meggitt PLC1	2,385,000	12,376
Union Pacific Corp.	150,000	12,251
Waste Management, Inc.	340,000	11,070
Geberit AG1	60,000	11,030
United Technologies Corp.	140,000	9,850
Emerson Electric Co.	202,000	8,345
Siemens AG1	85,000	7,679
Vallourec SA1	120,000	6,878
Rickmers Maritime1,4	27,420,000	6,573
Parker Hannifin Corp.	102,800	6,490
Ryanair Holdings PLC (ADR)2	145,000	3,734
Aggreko PLC1	116,247	2,936
		195,128

MATERIALS — 10.13%
Newmont Mining Corp.	800,000	50,320
Barrick Gold Corp.	650,000	30,323
Yamana Gold Inc.	2,000,000	27,445
Impala Platinum Holdings Ltd.1	685,648	13,898
Freeport-McMoRan Copper & Gold Inc.	400,000	12,180
PT Semen Gresik (Persero) Tbk1	11,188,000	10,467
Nucor Corp.	320,000	10,125
Dow Chemical Co.	445,000	9,995
United States Steel Corp.	350,000	7,703
Gold Fields Ltd.1	500,000	7,687
BASF SE1	97,300	5,904
Fletcher Building Ltd.1	550,000	3,196
Praxair, Inc.	30,000	2,804
		192,047

TELECOMMUNICATION SERVICES — 10.10%
Verizon Communications Inc.	982,500	36,156
Total Access Communication PCL, nonvoting depository receipt1	13,280,000	31,399
Telstra Corp. Ltd.1	7,500,000	22,353
AT&T Inc.	775,000	22,103
Koninklijke KPN NV1	1,435,547	18,898
Portugal Telecom, SGPS, SA1	2,108,763	15,377
TalkTalk Telecom Group PLC1	5,691,100	11,183
Bell Aliant Inc.	380,000	10,027
América Móvil, SAB de CV, Series L (ADR)	260,000	5,741
América Móvil, SAB de CV, Series L	2,040,000	2,252
SOFTBANK CORP.1	270,000	7,904
KT Corp. (ADR)	370,000	5,468
France Télécom SA1	159,000	2,607
		191,468

CONSUMER STAPLES — 9.48%
British American Tobacco PLC1	902,000	38,231
Kraft Foods Inc., Class A	835,000	28,039
Unilever NV, depository receipts1	705,000	22,330
Tesco PLC1	3,303,000	19,321
Anheuser-Busch InBev NV1	175,000	9,281
Sysco Corp.	343,000	8,884
Pernod Ricard SA1	112,200	8,797
Coca-Cola Co.	128,000	8,648
Coca-Cola Amatil Ltd.1	729,801	8,350
Procter & Gamble Co.	100,000	6,318
Philip Morris International Inc.	100,000	6,238
Altria Group, Inc.	200,000	5,362
Shoprite Holdings Ltd.1	330,000	4,620
Coca-Cola Hellenic Bottling Co. SA1	165,000	2,919
China Yurun Food Group Ltd.1	2,350,000	2,490
Indiabulls Wholesale Services Ltd.1,2	122,500	10
		179,838

INFORMATION TECHNOLOGY — 9.18%
International Business Machines Corp.	150,000	26,255
Google Inc., Class A2	50,450	25,950
Taiwan Semiconductor Manufacturing Co. Ltd.1	9,110,000	20,641
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	370,000	4,229
Apple Inc.2	48,800	18,602
Canon, Inc.1	323,000	14,623
Samsung Electronics Co. Ltd.1	14,150	9,912
Automatic Data Processing, Inc.	205,000	9,666
Nintendo Co., Ltd.1	60,000	8,739
TE Connectivity Ltd.	300,000	8,442
KLA-Tencor Corp.	200,000	7,656
Avago Technologies Ltd.	190,000	6,226
HTC Corp.1	267,750	5,882
ASM Pacific Technology Ltd.1	399,400	3,900
Yahoo! Inc.2	255,000	3,356
		174,079

HEALTH CARE — 6.82%
Merck & Co., Inc.	1,469,544	48,069
Eli Lilly and Co.	500,000	18,485
Novartis AG1	303,000	16,910
Sonic Healthcare Ltd.1	1,285,000	14,061
Vertex Pharmaceuticals Inc.2	238,877	10,640
Novo Nordisk A/S, Class B1	93,000	9,245
CSL Ltd.1	250,000	7,131
Johnson & Johnson	75,000	4,778
		129,319

ENERGY — 5.54%
Chevron Corp.	212,300	19,642
TOTAL SA1	445,000	19,620
Royal Dutch Shell PLC, Class B (ADR)	150,000	9,308
Royal Dutch Shell PLC, Class A (ADR)	129,000	7,936
Crescent Point Energy Corp.	335,000	12,612
Cenovus Energy Inc.	393,577	12,120
Technip SA1	106,000	8,483
Saipem SpA, Class S1	126,800	4,446
Oil Search Ltd.1	760,000	4,102
Tenaris SA (ADR)	141,000	3,588
Cairn India Ltd.1,2	574,000	3,133
		104,990

UTILITIES — 3.64%
Power Assets Holdings Ltd.1	3,470,000	26,398
GDF SUEZ1	455,000	13,592
Snam Rete Gas SpA1	2,000,000	9,232
National Grid PLC1	925,000	9,171
DUET Group1	4,418,377	6,865
PG&E Corp.	90,500	3,829
		69,087

Total common stocks (cost: $1,773,664,000)		1,744,716

	Shares or
Convertible securities — 0.60%	principal amount

MATERIALS — 0.52%
Alcoa Inc. 5.25% convertible notes 2014	$6,000,000	9,840

CONSUMER DISCRETIONARY — 0.04%
MGM Resorts International 4.25% convertible notes 2015	$939,000	828

FINANCIALS — 0.04%
First Southern Bancorp, Inc., Series C, convertible preferred1,2,3	209	706

Total convertible securities (cost: $7,019,000)		11,374

	Principal amount
Bonds, notes & other debt instruments — 1.39%	(000)

FINANCIALS — 0.59%
Zions Bancorporation 5.65% 2014	$1,310	1,338
Zions Bancorporation 5.50% 2015	5,880	5,934
Zions Bancorporation 6.00% 2015	3,955	3,996
		11,268

TELECOMMUNICATION SERVICES — 0.49%
Digicel Group Ltd. 12.00% 20145	8,225	9,253

CONSUMER DISCRETIONARY — 0.31%
Royal Caribbean Cruises Ltd. 11.875% 2015	5,100	5,942

Total bonds, notes & other debt instruments (cost: $20,632,000)		26,463

	Principal amount	Value
Short-term securities — 5.61%	(000)	(000)

Fannie Mae 0.11%–0.18% due 1/3–1/19/2012	$32,700	$32,696
Federal Home Loan Bank 0.015%–0.06% due 11/16–12/2/2011	28,800	28,799
Barclays U.S. Funding Corp. 0.08% due 10/3/2011	12,200	12,200
KfW 0.20% due 12/22/20115	10,000	9,998
Jupiter Securitization Co., LLC 0.18% due 11/18/20115	10,000	9,997
Coca-Cola Co. 0.09% due 11/16/20115	7,600	7,599
Old Line Funding, LLC 0.18% due 12/8/20115	5,013	5,012

Total short-term securities (cost: $106,289,000)		106,301

Total investment securities (cost: $1,907,604,000)		1,888,854
Other assets less liabilities		7,245

Net assets		$1,896,099

1Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $738,443,000, which represented 38.95% of the net assets of the fund. This amount includes $736,586,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

2Security did not produce income during the last 12 months.

3Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date	(000)	(000)	assets
First Southern Bancorp, Inc.	12/17/2009	$2,580	$1,141	.06%
First Southern Bancorp, Inc., Series C, convertible preferred	12/17/2009	209	706	.04
Total restricted securities		$2,789	$1,847	.10%

4The fund owns 5% or more of the outstanding voting shares of this company. See the table below for additional information.

5Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $41,859,000, which represented 2.21% of the net assets of the fund.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on such holdings and related transactions during the nine months ended September 30, 2011, appear below.

						Value
						of affiliate
					Dividend income	at 9/30/2011
	Beginning shares	Additions	Reductions	Ending shares	(000)	(000)

Rickmers Maritime	27,420,000	—	—	27,420,000	$494	$6,573

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the series’ board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2011 (dollars in thousands):

Investment securities:	Level 1	Level 2		Level 3	Total
Common stocks:
Financials	$113,626	$145,468	*	$1,141	$260,235
Consumer discretionary	202,619	45,906	*	—	248,525
Industrials	133,214	61,914	*	—	195,128
Materials	150,895	41,152	*	—	192,047
Telecommunication services	81,747	109,721	*	—	191,468
Consumer staples	63,489	116,349	*	—	179,838
Information technology	110,382	63,697	*	—	174,079
Health care	81,972	47,347	*	—	129,319
Energy	65,206	39,784	*	—	104,990
Utilities	3,829	65,258	*	—	69,087
Convertible securities	—	10,668		706	11,374
Bonds, notes & other debt instruments	—	26,463		—	26,463
Short-term securities	—	106,301		—	106,301
Total	$1,006,979	$880,028		$1,847	$1,888,854

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $736,586,000 of investment securities were classified as Level 2 instead of Level 1.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended September 30, 2011 (dollars in thousands):

	Beginning		Ending
	value at	Unrealized	value at
	1/1/2011	depreciation	9/30/2011

Investment securities	$2,789	$(942)	$1,847

Net unrealized depreciation during the period on Level 3 investment securities held at September 30, 2011 (dollars in thousands):			$(942)

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$243,693
Gross unrealized depreciation on investment securities	(268,413)
Net unrealized depreciation on investment securities	(24,720)
Cost of investment securities for federal income tax purposes	1,913,574

Key to abbreviations

ADR = American Depositary Receipts
FDR = Fiduciary Depositary Receipts

Growth-Income FundSM
Investment portfolio

September 30, 2011
unaudited

Common stocks — 90.70%	Shares	Value (000)

INFORMATION TECHNOLOGY — 19.79%
Microsoft Corp.	27,274,100	$678,852
Apple Inc.1	1,220,000	465,040
Oracle Corp.	13,700,000	393,738
International Business Machines Corp.	1,500,000	262,545
Intel Corp.	11,811,900	251,948
Yahoo! Inc.1	13,774,400	181,271
Hewlett-Packard Co.	8,000,000	179,600
Texas Instruments Inc.	5,825,000	155,236
Cisco Systems, Inc.	9,600,000	148,704
QUALCOMM Inc.	3,050,000	148,321
Flextronics International Ltd.1	26,000,000	146,380
MasterCard Inc., Class A	450,000	142,722
Corning Inc.	10,500,000	129,780
Linear Technology Corp.	3,500,000	96,775
Gemalto NV2	1,625,000	77,470
Xilinx, Inc.	2,822,400	77,447
Nokia Corp.2	12,105,000	68,568
Electronic Arts1	3,350,000	68,507
KLA-Tencor Corp.	1,350,000	51,678
Visa Inc., Class A	600,000	51,432
Accenture PLC, Class A	925,000	48,729
Automatic Data Processing, Inc.	955,000	45,028
Motorola Solutions, Inc.	994,642	41,675
Rovi Corp.1	942,800	40,521
Autodesk, Inc.1	1,400,000	38,892
Analog Devices, Inc.	1,000,000	31,250
Maxim Integrated Products, Inc.	1,120,000	26,130
HOYA Corp.2	1,000,000	23,046
Applied Materials, Inc.	2,200,000	22,770
Google Inc., Class A1	28,500	14,660
Quanta Computer Inc.2	7,140,000	13,695
SAP AG2	239,500	12,209
Nintendo Co., Ltd.2	75,000	10,924
Comverse Technology, Inc.1	970,000	6,819
Advanced Micro Devices, Inc.1	1,257,992	6,391
Western Union Co.	400,000	6,116
AOL Inc.1	493,031	5,916
		4,170,785

CONSUMER DISCRETIONARY — 13.75%
Comcast Corp., Class A	11,623,900	242,940
Comcast Corp., Class A, special nonvoting shares	1,000,000	20,690
DIRECTV, Class A1	5,812,500	245,578
News Corp., Class A	14,500,200	224,318
Home Depot, Inc.	6,531,600	214,694
Time Warner Inc.	6,756,667	202,497
Time Warner Cable Inc.	3,217,601	201,647
Kohl’s Corp.	3,850,000	189,035
Mattel, Inc.	7,000,000	181,230
Royal Caribbean Cruises Ltd.	6,155,000	133,194
McDonald’s Corp.	1,400,000	122,948
General Motors Co.1	5,283,143	106,614
Garmin Ltd.	2,600,000	82,602
Best Buy Co., Inc.	3,250,000	75,725
VF Corp.	600,000	72,912
Harley-Davidson, Inc.	1,950,000	66,943
Fiat SpA2	11,680,000	63,125
Staples, Inc.	4,600,000	61,180
Target Corp.	1,200,000	58,848
Lowe’s Companies, Inc.	2,500,000	48,350
Amazon.com, Inc.1	220,000	47,571
D.R. Horton, Inc.	5,000,000	45,200
Virgin Media Inc.	1,702,300	41,451
Carnival Corp., units	1,200,000	36,360
Daily Mail and General Trust PLC, Class A, nonvoting2	6,400,000	36,059
NIKE, Inc., Class B	404,180	34,561
Golden Eagle Retail Group Ltd.2	12,828,000	26,113
Expedia, Inc.	610,900	15,731
		2,898,116

INDUSTRIALS — 12.55%
CSX Corp.	16,332,669	304,931
United Technologies Corp.	3,818,400	268,663
Precision Castparts Corp.	1,310,000	203,653
Norfolk Southern Corp.	3,315,300	202,300
Union Pacific Corp.	2,447,374	199,877
3M Co.	2,296,000	164,830
General Dynamics Corp.	2,707,000	154,001
General Electric Co.	9,200,000	140,208
United Parcel Service, Inc., Class B	2,000,000	126,300
Waste Management, Inc.	3,350,000	109,076
Avery Dennison Corp.	3,955,000	99,191
Emerson Electric Co.	2,400,000	99,144
Southwest Airlines Co.	10,945,000	87,998
Republic Services, Inc.	2,200,000	61,732
Ingersoll-Rand PLC	2,100,000	58,989
Eaton Corp.	1,600,000	56,800
Rockwell Automation	1,000,000	56,000
European Aeronautic Defence and Space Co. EADS NV2	1,800,000	50,500
Iron Mountain Inc.	1,500,000	47,430
Tyco International Ltd.	1,000,000	40,750
United Continental Holdings, Inc.1	1,635,000	31,686
Pitney Bowes Inc.	1,552,200	29,181
Lockheed Martin Corp.	400,000	29,056
Atlas Copco AB, Class A2	922,200	16,290
Atlas Copco AB, Class B2	470,843	7,386
		2,645,972

HEALTH CARE — 9.47%
Abbott Laboratories	4,430,000	226,550
Biogen Idec Inc.1	2,396,500	223,234
Amgen Inc.	3,880,400	213,228
Merck & Co., Inc.	6,453,090	211,081
Medco Health Solutions, Inc.1	3,914,800	183,565
Boston Scientific Corp.1	17,670,000	104,430
Cardinal Health, Inc.	2,400,000	100,512
Gilead Sciences, Inc.1	2,445,000	94,866
Novartis AG (ADR)	1,300,000	72,501
Novartis AG2	365,000	20,370
Hologic, Inc.1	5,661,300	86,108
Forest Laboratories, Inc.1	2,700,000	83,133
Pfizer Inc	4,505,000	79,648
Alexion Pharmaceuticals, Inc.1	1,235,000	79,114
Medtronic, Inc.	2,115,000	70,303
Roche Holding AG2	300,000	48,265
St. Jude Medical, Inc.	1,200,000	43,428
Covidien PLC	531,250	23,428
Thermo Fisher Scientific Inc.1	390,000	19,750
Johnson & Johnson	200,000	12,742
		1,996,256

ENERGY — 8.76%
Royal Dutch Shell PLC, Class A (ADR)	3,835,000	235,929
Royal Dutch Shell PLC, Class B2	4,139,816	128,582
Royal Dutch Shell PLC, Class B (ADR)	1,652,391	102,531
ConocoPhillips	4,683,360	296,550
Schlumberger Ltd.	3,935,000	235,038
Chevron Corp.	2,278,200	210,779
EOG Resources, Inc.	1,803,000	128,031
Apache Corp.	1,367,000	109,688
Devon Energy Corp.	1,693,000	93,860
Canadian Natural Resources, Ltd.	2,260,000	66,362
Southwestern Energy Co.1	1,395,000	46,495
Eni SpA2	2,250,000	39,533
Marathon Oil Corp.	1,600,000	34,528
Baker Hughes Inc.	690,000	31,850
BP PLC2	3,864,409	23,178
Marathon Petroleum Corp.	800,000	21,648
Exxon Mobil Corp.	250,000	18,158
Range Resources Corp.	240,000	14,031
Spectra Energy Corp	332,500	8,156
OAO Gazprom (ADR)2	284,200	2,719
		1,847,646

CONSUMER STAPLES — 8.28%
Philip Morris International Inc.	6,754,500	421,346
Kraft Foods Inc., Class A	8,132,447	273,088
CVS/Caremark Corp.	5,350,300	179,663
Coca-Cola Co.	2,367,700	159,962
Molson Coors Brewing Co., Class B	3,090,000	122,395
PepsiCo, Inc.	1,863,219	115,333
Asahi Group Holdings, Ltd.2	4,300,000	91,059
Unilever NV (New York registered)	2,700,000	85,023
Avon Products, Inc.	3,935,000	77,126
Altria Group, Inc.	2,875,000	77,079
L’Oréal SA2	645,000	63,114
Colgate-Palmolive Co.	524,023	46,470
Walgreen Co.	1,000,000	32,890
		1,744,548

FINANCIALS — 6.36%
Capital One Financial Corp.	4,000,000	158,520
JPMorgan Chase & Co.	5,150,000	155,118
Bank of America Corp.	20,903,752	127,931
State Street Corp.	3,914,100	125,877
Citigroup Inc.	4,250,000	108,885
Marsh & McLennan Companies, Inc.	3,789,100	100,563
Arthur J. Gallagher & Co.	2,925,000	76,928
HSBC Holdings PLC (ADR)	1,538,570	58,527
AFLAC Inc.	1,577,700	55,141
Weyerhaeuser Co.	3,084,541	47,965
Bank of New York Mellon Corp.	2,537,505	47,172
Hudson City Bancorp, Inc.	8,000,000	45,280
Fifth Third Bancorp	4,205,000	42,470
Wells Fargo & Co.	1,500,000	36,180
UBS AG1,2	3,058,666	34,818
First American Financial Corp.	2,251,680	28,821
Chimera Investment Corp.	8,000,000	22,160
Genworth Financial, Inc., Class A1	3,698,000	21,227
NYSE Euronext	685,000	15,919
Allstate Corp.	635,000	15,043
Moody’s Corp.	480,858	14,642
Radian Group Inc.	496,742	1,088
Washington Mutual, Inc.1	1,371,429	100
		1,340,375

MATERIALS — 4.27%
Dow Chemical Co.	9,589,100	215,371
Air Products and Chemicals, Inc.	2,160,000	164,959
Celanese Corp., Series A	3,838,300	124,860
Monsanto Co.	1,100,000	66,044
Barrick Gold Corp.	1,175,000	54,814
Sealed Air Corp.	3,200,000	53,440
Freeport-McMoRan Copper & Gold Inc.	1,600,000	48,720
Praxair, Inc.	499,624	46,705
ArcelorMittal2	2,540,000	40,567
CRH PLC2	1,600,000	24,678
SSAB Svenskt Stål AB, Class A2	3,276,684	24,249
Salzgitter AG2	392,516	18,832
Akzo Nobel NV2	247,000	10,919
MeadWestvaco Corp.	258,200	6,341
		900,499

TELECOMMUNICATION SERVICES — 3.90%
AT&T Inc.	15,800,000	450,616
Telephone and Data Systems, Inc.	3,070,000	65,238
Telephone and Data Systems, Inc., special common shares	2,970,000	58,717
Verizon Communications Inc.	2,556,400	94,076
Crown Castle International Corp.1	1,928,600	78,436
Sprint Nextel Corp., Series 11	13,087,600	39,786
Turkcell Iletisim Hizmetleri AS1,2	6,020,000	27,302
PT XL Axiata Tbk2	9,363,595	5,239
CenturyLink, Inc.	78,775	2,609
		822,019

UTILITIES — 1.74%
Scottish and Southern Energy PLC2	3,700,000	73,996
FirstEnergy Corp.	1,430,000	64,221
International Power PLC2	12,975,000	61,465
Dominion Resources, Inc.	1,175,000	59,655
Public Service Enterprise Group Inc.	1,785,000	59,565
Exelon Corp.	1,050,000	44,740
American Electric Power Co., Inc.	67,900	2,582
		366,224

MISCELLANEOUS — 1.83%
Other common stocks in initial period of acquisition		386,307

Total common stocks (cost: $17,582,760,000)		19,118,747

Rights & warrants — 0.01%

FINANCIALS — 0.00%
Washington Mutual, Inc., warrants, expire 20131,2	1,600,000	—

MISCELLANEOUS — 0.01%
Other rights & warrants in initial period of acquisition		1,519

Total rights & warrants (cost: $10,038,000)		1,519

	Shares or
Convertible securities — 0.32%	principal amount

FINANCIALS — 0.21%
Citigroup Inc. 7.50% convertible preferred 2012	550,000	43,797

INDUSTRIALS — 0.11%
United Continental Holdings, Inc. 4.50% convertible debentures 2015	$18,000,000	22,590

Total convertible securities (cost: $75,013,000)		66,387

	Principal amount
Bonds, notes & other debt instruments — 0.14%	(000)

FINANCIALS — 0.14%
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)3	$29,049	30,019

Total bonds, notes & other debt instruments (cost: $30,002,000)		30,019

Short-term securities — 8.43%

Freddie Mac 0.08%–0.21% due 11/21/2011–6/7/2012	453,439	453,356
Federal Home Loan Bank 0.11%–0.20% due 12/28/2011–8/22/2012	360,087	359,959
Fannie Mae 0.11%–0.23% due 10/17/2011–6/18/2012	199,325	199,288
Wal-Mart Stores, Inc. 0.06% due 10/12–11/7/20114	107,500	107,497
Coca-Cola Co. 0.09%–0.20% due 10/3/2011–1/4/20124	101,200	101,188
Hewlett-Packard Co. 0.14% due 10/14–10/21/20114	85,000	84,994
Private Export Funding Corp. 0.24%–0.27% due 10/3–10/11/20114	80,000	79,998
Ciesco LLC 0.21% due 10/19/2011	37,100	37,096
CAFCO, LLC 0.27% due 12/2/2011	25,000	24,994
U.S. Treasury Bills 0.05%–0.19% due 10/27/2011–5/3/2012	58,100	58,094
Procter & Gamble International Funding S.C.A. 0.08% due 11/16/20114	25,000	24,997
Procter & Gamble Co. 0.14% due 12/9/20114	20,880	20,876
Honeywell International Inc. 0.14%–0.16% due 11/29–12/27/20114	44,400	44,389
Federal Farm Credit Banks 0.23% due 11/21/2011	40,000	39,999
Johnson & Johnson 0.16% due 10/4/20114	37,500	37,500
John Deere Credit Ltd. 0.10% due 10/13/20114	25,000	24,999
Falcon Asset Securitization Co., LLC 0.17% due 10/4/20114	16,400	16,400
Jupiter Securitization Co., LLC 0.14% due 10/28/20114	5,000	4,999
Paccar Financial Corp. 0.10% due 10/24/2011	19,100	19,097
ExxonMobil Corp. 0.06% due 10/5/2011	15,600	15,600
Abbott Laboratories 0.07% due 11/1/20114	12,200	12,199
PepsiCo Inc. 0.07% due 12/5/20114	6,650	6,649
Harvard University 0.15% due 11/15/2011	3,400	3,400

Total short-term securities (cost: $1,777,161,000)		1,777,568

Total investment securities (cost: $19,474,974,000)		20,994,240
Other assets less liabilities		83,916

Net assets		$21,078,156

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.

2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $1,209,815,000, which represented 5.74% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

3Coupon rate may change periodically.

4Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $566,685,000, which represented 2.69% of the net assets of the fund.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the series’ board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2011 (dollars in thousands):

Investment securities:	Level 1	Level 2		Level 3	Total
Common stocks:
Information technology	$3,964,873	$205,912	*	$—	$4,170,785
Consumer discretionary	2,772,819	125,297	*	—	2,898,116
Industrials	2,571,796	74,176	*	—	2,645,972
Health care	1,927,621	68,635	*	—	1,996,256
Energy	1,653,634	194,012	*	—	1,847,646
Consumer staples	1,590,375	154,173	*	—	1,744,548
Financials	1,305,557	34,818	*	—	1,340,375
Materials	781,254	119,245	*	—	900,499
Telecommunication services	789,478	32,541	*	—	822,019
Utilities	230,763	135,461	*	—	366,224
Miscellaneous	320,762	65,545	*	—	386,307
Rights & warrants	1,519	—		—	1,519
Convertible securities	43,797	22,590		—	66,387
Bonds, notes & other debt instruments	—	30,019		—	30,019
Short-term securities	—	1,777,568		—	1,777,568
Total	$17,954,248	$3,039,992		$—	$20,994,240

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $1,209,815,000 of investment securities were classified as Level 2 instead of Level 1.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$3,355,732
Gross unrealized depreciation on investment securities	(1,844,509)
Net unrealized appreciation on investment securities	1,511,223
Cost of investment securities for federal income tax purposes	19,483,017

Key to abbreviation

ADR = American Depositary Receipts

International Growth and Income FundSM
Investment portfolio

September 30, 2011
unaudited

Common stocks — 81.06%	Shares	Value (000)

CONSUMER STAPLES — 13.38%
British American Tobacco PLC1	176,250	$7,470
Philip Morris International Inc.	113,040	7,052
Imperial Tobacco Group PLC1	153,600	5,187
Koninklijke Ahold NV1	197,000	2,317
Nestlé SA1	32,150	1,767
Wesfarmers Ltd.1	43,150	1,304
Wilmar International Ltd.1	321,000	1,273
Danone SA1	17,400	1,071
Coca-Cola Hellenic Bottling Co. SA1	48,000	849
Treasury Wine Estates Ltd.1	71,666	265
		28,555

CONSUMER DISCRETIONARY — 10.10%
NEXT PLC1	105,000	4,110
Isuzu Motors Ltd.1	788,000	3,374
Virgin Media Inc.	96,500	2,350
OPAP SA1	181,513	1,842
Li & Fung Ltd.1	942,000	1,547
Daimler AG1	30,600	1,355
Swatch Group Ltd, non-registered shares1	3,650	1,196
H & M Hennes & Mauritz AB, Class B1	35,400	1,057
Hyundai Motor Co.1	5,750	1,009
WPP PLC1	100,000	922
Honda Motor Co., Ltd.1	23,500	689
Toyota Motor Corp.1	19,100	653
TUI Travel PLC1	221,500	510
adidas AG1	8,000	483
Bayerische Motoren Werke AG1	3,760	249
Fiat SpA1	37,500	203
		21,549

TELECOMMUNICATION SERVICES — 9.90%
Singapore Telecommunications Ltd.1	1,912,000	4,616
Elisa Oyj, Class A1	167,000	3,410
SOFTBANK CORP.1	77,800	2,278
Millicom International Cellular SA (SDR)1	19,300	1,933
América Móvil, SAB de CV, Series L (ADR)	68,300	1,508
BCE Inc.	37,235	1,396
Türk Telekomünikasyon AS, Class D1	252,400	1,080
Advanced Info Service PCL1	230,000	941
China Communications Services Corp. Ltd., Class H1	1,910,000	860
OJSC Mobile TeleSystems (ADR)	58,000	714
Turkcell Iletisim Hizmetleri AS1,2	155,000	703
Telefónica, SA1	27,800	533
Chunghwa Telecom Co., Ltd.1	128,000	426
Philippine Long Distance Telephone Co.1	8,300	414
Maxis Bhd.1	197,200	326
		21,138

UTILITIES — 9.25%
Scottish and Southern Energy PLC1	300,350	6,007
GDF SUEZ1	124,250	3,712
National Grid PLC1	332,300	3,295
International Power PLC1	522,000	2,473
PT Perusahaan Gas Negara (Persero) Tbk1	5,645,000	1,679
Power Assets Holdings Ltd.1	176,500	1,343
ENN Energy Holdings Ltd.1	380,000	1,229
		19,738

FINANCIALS — 8.74%
Nordea Bank AB1	420,000	3,394
Canadian Imperial Bank of Commerce (CIBC)	27,000	1,891
Link Real Estate Investment Trust1	423,000	1,337
China Construction Bank Corp., Class H1	2,193,500	1,309
Barclays PLC1	490,000	1,203
Westfield Group1	151,500	1,122
Société Générale1	38,465	1,008
Banco Santander, SA1	119,815	979
CapitaMall Trust, units1	650,000	903
Bank of China Ltd., Class H1	2,818,000	860
HDFC Bank Ltd.1	76,550	722
Japan Real Estate Investment Corp.1	61	595
Deutsche Börse AG1,2	10,300	517
Deutsche Bank AG1	13,500	470
Itaú Unibanco Holding SA, preferred nominative	30,250	467
Hongkong Land Holdings Ltd.1	105,000	465
Ascendas Real Estate Investment Trust1	294,000	454
China Taiping Insurance Holdings Co. Ltd.1,2	200,000	381
Chongqing Rural Commercial Bank Co., Ltd., Class H1,2	1,040,000	309
Swedbank AB, Class A1	17,842	197
Sberbank of Russia (ADR)	7,500	64
		18,647

INDUSTRIALS — 7.96%
Jardine Matheson Holdings Ltd.1	97,000	4,384
Ryanair Holdings PLC (ADR)2	150,000	3,862
Legrand SA1	85,000	2,650
ASSA ABLOY AB, Class B1	90,100	1,855
Siemens AG1	15,000	1,355
AB Volvo, Class B1	93,800	917
Embraer SA, ordinary nominative	72,000	450
Hutchison Port Holdings Trust1,3	668,000	442
Sandvik AB1	35,522	408
Schneider Electric SA1	7,228	389
Fiat Industrial SpA1,2	37,500	280
		16,992

HEALTH CARE — 5.89%
Getinge AB, Class B1	165,000	3,597
Novartis AG1	61,225	3,417
Mindray Medical International Ltd., Class A (ADR)	126,100	2,977
Sonic Healthcare Ltd.1	236,175	2,584
		12,575

MATERIALS — 5.79%
Svenska Cellulosa AB SCA, Class B1	269,000	3,270
Amcor Ltd.1	282,000	1,855
Ube Industries, Ltd.1	500,000	1,658
Akzo Nobel NV1	26,300	1,163
ArcelorMittal1	58,600	936
Formosa Chemicals & Fibre Corp.1	359,000	925
Israel Chemicals Ltd.1	71,450	815
Syngenta AG1	2,790	723
CRH PLC1	39,730	613
Nitto Denko Corp.1	10,300	406
		12,364

INFORMATION TECHNOLOGY — 5.24%
Quanta Computer Inc.1	2,001,020	3,838
ASML Holding NV1	53,000	1,842
MediaTek Inc.1	139,369	1,518
Hynix Semiconductor Inc.1	50,000	880
NetEase.com, Inc. (ADR)2	23,000	878
HTC Corp.1	38,000	835
Samsung Electronics Co. Ltd.1	1,100	770
Delta Electronics, Inc.1	179,260	419
Acer Inc.1	178,178	216
		11,196

ENERGY — 4.67%
BP PLC1	840,051	5,039
Royal Dutch Shell PLC, Class B1	118,000	3,665
PTT PCL1	98,000	806
Woodside Petroleum Ltd.1	8,179	253
Eni SpA1	11,550	203
		9,966

MISCELLANEOUS — 0.14%
Other common stocks in initial period of acquisition		308

Total common stocks (cost: $182,339,000)		173,028

	Principal amount
Bonds, notes & other debt instruments — 6.58%	(000)

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 3.77%
German Government 3.00% 2020	€825	1,218
German Government, Series 8, 4.75% 2040	1,200	2,274
United Mexican States Government, Series M30, 10.00% 2036	MXN17,400	1,567
Singapore (Republic of) 2.875% 2030	$ S1,785	1,538
Netherlands Government Eurobond 3.75% 2042	€615	999
Hungarian Government, Series 20A, 7.50% 2020	HUF103,470	456
		8,052

FINANCIALS — 1.35%
WEA Finance LLC 4.625% 20213	$2,750	2,635
Mizuho Capital Investment (USD) 2 Ltd, junior subordinated 14.95% (undated)3,4	200	243
		2,878

ENERGY — 0.73%
Gazprom OJSC, Series 9, 6.51% 2022	270	265
Gazprom OJSC 7.288% 2037	790	773
Shell International Finance BV 5.50% 2040	420	526
		1,564

HEALTH CARE — 0.37%
Elan Finance PLC and Elan Finance Corp. 8.75% 2016	745	775

TELECOMMUNICATION SERVICES — 0.36%
MTS International Funding Ltd. 8.625% 2020	650	650
MTS International Funding Ltd. 8.625% 20203	119	119
		769

Total bonds, notes & other debt instruments (cost: $14,219,000)		14,038

Short-term securities — 12.23%

Thunder Bay Funding, LLC 0.22% due 12/19/20113	6,000	5,996
Nestlé Capital Corp. 0.13% due 11/22/20113	5,100	5,099
Barclays U.S. Funding Corp. 0.08% due 10/3/2011	4,900	4,900
Johnson & Johnson 0.07% due 11/18/20113	4,000	3,999
Emerson Electric Co. 0.05% due 10/24/20113	3,000	3,000
Procter & Gamble International Funding S.C.A. 0.04% due 11/2/20113	2,000	2,000
Freddie Mac 0.04% due 12/5/2011	1,100	1,100

Total short-term securities (cost: $26,095,000)		26,094

Total investment securities (cost: $222,653,000)		213,160
Other assets less liabilities		286

Net assets		$213,446

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $149,419,000, which represented 70.00% of the net assets of the fund. This amount includes $148,604,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

2Security did not produce income during the last 12 months.

3Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $23,533,000, which represented 11.03% of the net assets of the fund.

4Coupon rate may change periodically.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the series’ board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2011 (dollars in thousands):

Investment securities:	Level 1	Level 2		Level 3	Total
Common stocks:
Consumer staples	$7,052	$21,503	*	$—	$28,555
Consumer discretionary	2,350	19,199	*	—	21,549
Telecommunication services	3,618	17,520	*	—	21,138
Utilities	—	19,738	*	—	19,738
Financials	2,422	16,225	*	—	18,647
Industrials	4,312	12,680	*	—	16,992
Health care	2,977	9,598	*	—	12,575
Materials	—	12,364	*	—	12,364
Information technology	878	10,318	*	—	11,196
Energy	—	9,966	*	—	9,966
Miscellaneous	—	308	*	—	308
Bonds, notes & other debt instruments	—	14,038		—	14,038
Short-term securities	—	26,094		—	26,094
Total	$23,609	$189,551		$—	$213,160

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $148,604,000 of investment securities were classified as Level 2 instead of Level 1.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$11,280
Gross unrealized depreciation on investment securities	(21,375)
Net unrealized depreciation on investment securities	(10,095)
Cost of investment securities for federal income tax purposes	223,255

Key to abbreviations and symbols

ADR = American Depositary Receipts
SDR = Swedish Depositary Receipts
€ = Euros
HUF = Hungarian forints
MXN = Mexican pesos
S$ = Singapore dollars

Asset Allocation FundSM
Investment portfolio

September 30, 2011
unaudited

Common stocks — 72.23%	Shares	Value (000)

INFORMATION TECHNOLOGY — 11.54%
Oracle Corp.	7,330,000	$210,664
Microsoft Corp.	6,500,000	161,785
International Business Machines Corp.	830,000	145,275
Apple Inc.1	380,000	144,848
Google Inc., Class A1	200,000	102,876
Corning Inc.	8,000,000	98,880
Texas Instruments Inc.	3,500,000	93,275
ASML Holding NV (New York registered)	2,250,000	77,715
KLA-Tencor Corp.	1,350,000	51,678
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	4,000,000	45,720
VeriSign, Inc.	1,500,000	42,915
		1,175,631

HEALTH CARE — 9.24%
Merck & Co., Inc.	5,900,000	192,989
Johnson & Johnson	2,640,000	168,194
Cardinal Health, Inc.	2,901,424	121,512
Baxter International Inc.	1,650,000	92,631
Bristol-Myers Squibb Co.	2,500,000	78,450
Gilead Sciences, Inc.1	2,000,000	77,600
UnitedHealth Group Inc.	1,600,000	73,792
Eli Lilly and Co.	1,500,000	55,455
Aetna Inc.	1,394,000	50,672
Incyte Corp.1	2,160,000	30,175
		941,470

FINANCIALS — 9.23%
Goldman Sachs Group, Inc.	1,700,000	160,735
ACE Ltd.	2,320,000	140,592
American Express Co.	2,600,000	116,740
Moody’s Corp.	2,700,000	82,215
T. Rowe Price Group, Inc.	1,700,000	81,209
Wells Fargo & Co.	2,500,000	60,300
Progressive Corp.	2,950,000	52,392
Marsh & McLennan Companies, Inc.	1,740,000	46,180
JPMorgan Chase & Co.	1,500,000	45,180
Allstate Corp.	1,900,000	45,011
Industrial and Commercial Bank of China Ltd., Class H2	70,352,000	34,006
Agricultural Bank of China, Class H2	103,851,000	33,376
Ping An Insurance (Group) Co. of China, Ltd., Class H2	4,600,000	25,712
China Life Insurance Co. Ltd., Class H2	7,100,000	16,782
		940,430

CONSUMER DISCRETIONARY — 8.79%
Comcast Corp., Class A	8,250,000	172,425
Home Depot, Inc.	4,300,000	141,341
VF Corp.	900,000	109,368
McDonald’s Corp.	1,060,000	93,089
Amazon.com, Inc.1	400,000	86,492
DIRECTV, Class A1	2,000,000	84,500
CarMax, Inc.1	1,940,000	46,269
Johnson Controls, Inc.	1,750,000	46,148
Toyota Motor Corp.2	1,300,000	44,440
Carnival Corp., units	1,120,000	33,936
Virgin Media Inc.	1,350,000	32,873
Cooper-Standard Holdings Inc.1,3	123,234	5,175
		896,056

ENERGY — 6.98%
Chevron Corp.	1,400,000	129,528
Schlumberger Ltd.	1,730,000	103,333
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	2,600,000	58,370
Suncor Energy Inc.	2,150,000	54,904
Technip SA2	650,000	52,018
Apache Corp.	640,000	51,354
Rosetta Resources Inc.1	1,500,000	51,330
Noble Energy, Inc.	700,000	49,560
Baker Hughes Inc.	1,000,000	46,160
Denbury Resources Inc.1	4,000,000	46,000
Core Laboratories NV	400,000	35,932
Tenaris SA (ADR)	1,300,000	33,085
		711,574

INDUSTRIALS — 6.72%
Boeing Co.	2,400,000	145,224
Parker Hannifin Corp.	1,000,000	63,130
Deere & Co.	900,000	58,113
Lockheed Martin Corp.	750,000	54,480
IDEX Corp.	1,711,079	53,317
Expeditors International of Washington, Inc.	1,266,245	51,346
Danaher Corp.	1,220,000	51,167
Emerson Electric Co.	1,200,000	49,572
Union Pacific Corp.	600,000	49,002
CSX Corp.	2,610,000	48,729
Robert Half International Inc.	1,550,000	32,891
Dun & Bradstreet Corp.	450,000	27,567
Nortek, Inc.1	16,450	354
Atrium Corp.1,2,4	535	32
		684,924

MATERIALS — 6.38%
Dow Chemical Co.	5,500,000	123,530
Sigma-Aldrich Corp.	1,722,103	106,409
FMC Corp.	1,250,000	86,450
Rio Tinto PLC2	1,681,753	74,274
LyondellBasell Industries NV, Class A	2,500,000	61,075
Nucor Corp.	1,900,000	60,116
Monsanto Co.	900,000	54,036
Martin Marietta Materials, Inc.	840,000	53,105
Barrick Gold Corp.	660,000	30,789
		649,784

CONSUMER STAPLES — 5.14%
Philip Morris International Inc.	1,870,000	116,651
Unilever NV (New York registered)	2,480,000	78,095
Nestlé SA (ADR)	1,250,000	68,875
Coca-Cola Co.	1,000,000	67,560
Kraft Foods Inc., Class A	1,800,000	60,444
Costco Wholesale Corp.	600,000	49,272
Colgate-Palmolive Co.	460,000	40,793
Procter & Gamble Co.	540,000	34,117
Origin Enterprises PLC2	1,773,300	7,775
		523,582

TELECOMMUNICATION SERVICES — 2.21%
American Tower Corp., Class A1	2,600,000	139,880
AT&T Inc.	3,000,000	85,560
		225,440

UTILITIES — 1.57%
FirstEnergy Corp.	1,250,000	56,138
Exelon Corp.	1,250,000	53,262
PG&E Corp.	1,200,000	50,772
		160,172

MISCELLANEOUS — 4.43%
Other common stocks in initial period of acquisition		451,492

Total common stocks (cost: $6,887,111,000)		7,360,555

Rights & warrants — 0.01%

CONSUMER DISCRETIONARY — 0.01%
Cooper-Standard Holdings Inc., warrants, expire 20171,2,3	38,220	936
Revel Holdings, Inc., warrants, expire 20211,2,4	3,475	7

Total rights & warrants (cost: $432,000)		943

Convertible securities — 0.04%

CONSUMER DISCRETIONARY — 0.04%
Cooper-Standard Holdings Inc. 7.00% convertible preferred2,3	19,937	3,811

Total convertible securities (cost: $1,973,000)		3,811

	Principal amount
Bonds, notes & other debt instruments — 22.97%	(000)

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 7.71%
U.S. Treasury 4.875% 2012	$40,000	40,707
U.S. Treasury 0.75% 2013	72,875	73,549
U.S. Treasury 1.125% 2013	40,667	41,262
U.S. Treasury 1.375% 2013	89,458	91,067
U.S. Treasury 1.50% 2013	40,000	41,078
U.S. Treasury 1.875% 20135	8,167	8,555
U.S. Treasury 2.75% 2013	3,190	3,352
U.S. Treasury 1.875% 2014	30,345	31,519
U.S. Treasury 2.625% 2014	7,625	8,090
U.S. Treasury 1.875% 20155	23,665	26,021
U.S. Treasury 1.50% 2016	80,000	82,275
U.S. Treasury 2.00% 2016	10,500	11,046
U.S. Treasury 7.25% 2016	2,000	2,585
U.S. Treasury 3.50% 2018	52,630	59,855
U.S. Treasury 2.125% 20195	15,784	18,426
U.S. Treasury 6.25% 2023	44,235	63,211
U.S. Treasury 6.625% 2027	35,000	53,658
U.S. Treasury 4.375% 2039	7,000	9,030
U.S. Treasury 4.625% 2040	7,000	9,384
U.S. Treasury 4.75% 2041	46,000	63,085
Fannie Mae 6.25% 2029	9,575	13,554
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp., Series L, 3.125% 2012	6,000	6,123
United States Government Agency-Guaranteed (FDIC insured), Regions Bank 3.25% 2011	6,000	6,033
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.875% 2011	6,000	6,029
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.20% 2012	5,750	5,829
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	4,250	4,282
CoBank ACB 0.947% 20223,6	3,805	3,421
United States Government Agency-Guaranteed (FDIC insured), PNC Funding Corp. 2.30% 2012	2,875	2,918
		785,944

MORTGAGE-BACKED OBLIGATIONS7 — 6.00%
Fannie Mae 4.89% 2012	10,000	10,174
Fannie Mae 5.50% 2017	771	836
Fannie Mae 5.00% 2018	1,992	2,142
Fannie Mae 5.50% 2020	5,039	5,479
Fannie Mae 6.00% 2021	213	231
Fannie Mae 6.00% 2021	162	176
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	996	1,026
Fannie Mae 3.50% 2025	35,265	36,900
Fannie Mae 3.50% 2025	7,546	7,896
Fannie Mae 4.00% 2025	10,666	11,274
Fannie Mae 6.00% 2026	1,728	1,905
Fannie Mae 5.50% 2033	3,946	4,306
Fannie Mae 5.50% 2033	2,471	2,696
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036	544	505
Fannie Mae 6.00% 2036	8,565	9,442
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	1,839	2,081
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	434	483
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	204	226
Fannie Mae 6.00% 2037	16,247	17,946
Fannie Mae 6.00% 2037	338	371
Fannie Mae 6.00% 2038	643	707
Fannie Mae 6.00% 2039	37,214	40,908
Fannie Mae 3.50% 2040	21,812	22,452
Fannie Mae 3.50% 2040	7,845	8,074
Fannie Mae 4.00% 2040	6,786	7,150
Fannie Mae 4.50% 2040	34,973	37,172
Fannie Mae 4.50% 2040	2,841	3,020
Fannie Mae 4.50% 2040	1,482	1,575
Fannie Mae 6.00% 2040	6,430	7,059
Fannie Mae 3.50% 2041	27,477	28,282
Fannie Mae 3.50% 2041	9,875	10,165
Fannie Mae 4.00% 2041	21,649	22,740
Fannie Mae 4.00% 2041	17,770	18,666
Fannie Mae 4.50% 2041	27,514	29,244
Fannie Mae 4.50% 2041	18,000	19,105
Fannie Mae 4.50% 2041	9,558	10,159
Fannie Mae 5.00% 2041	5,808	6,248
Fannie Mae 5.50% 2041	24,000	26,048
Fannie Mae 6.00% 2041	1,555	1,706
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	453	515
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	115	138
Fannie Mae 7.00% 2047	831	924
Fannie Mae 7.00% 2047	670	745
Fannie Mae 7.00% 2047	26	29
Freddie Mac 5.00% 2018	687	739
Freddie Mac 5.00% 2023	1,534	1,657
Freddie Mac 6.00% 2026	5,611	6,161
Freddie Mac, Series T-041, Class 3-A, 7.063% 20326	627	715
Freddie Mac, Series 3233, Class PA, 6.00% 2036	3,718	4,172
Freddie Mac, Series 3312, Class PA, 5.50% 2037	3,897	4,282
Freddie Mac 5.00% 2038	12,512	13,424
Freddie Mac 5.479% 20386	129	137
Freddie Mac 6.50% 2038	2,038	2,267
Freddie Mac 5.00% 2040	10,942	11,761
Freddie Mac 4.00% 2041	26,325	27,622
Freddie Mac 4.00% 2041	4,897	5,138
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C1, Class A-3, 5.376% 2037	1,137	1,156
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.477% 20376	7,297	7,446
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 20463	5,625	5,700
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 20463	7,000	7,159
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.932% 20496	8,543	9,098
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	2,818	2,856
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 6.074% 20386	3,000	3,243
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039	10,000	10,417
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.444% 20446	10,000	10,928
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.801% (undated)6	9,100	9,616
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20373	3,125	3,362
American Tower Trust I, Series 2007-1A, Class B, 5.537% 20373	2,125	2,308
American Tower Trust I, Series 2007-1A, Class D, 5.957% 20373	1,875	2,025
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	6,750	6,926
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.398% 20446	2,250	2,450
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	3,000	3,194
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.492% 20456	5,000	5,109
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	4,626	4,696
Washington Mutual Mortgage, WMALT Series 2005-1, Class 5-A-1, 6.00% 2035	4,952	4,692
GE Capital Commercial Mortgage Corp., Series 2002-1, Class A-3, 6.269% 2035	2,419	2,443
GE Capital Commercial Mortgage Corp., Series 2002-2, Class A-3, 5.349% 2036	360	367
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-2, 6.07% 2038	54	54
MASTR Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034	2,699	2,851
Bank of America 5.50% 20123	2,240	2,307
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	1,075	1,085
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	270	271
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	390	394
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 20262,3	1,480	1,531
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A-1, 5.50% 2020	840	858
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A-2, 5.202% 20446	321	321
		611,864

HEALTH CARE — 1.76%
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	7,930	8,208
Elan Finance PLC and Elan Finance Corp. 8.75% 2016	15,525	16,146
Elan Finance PLC and Elan Finance Corp. 8.75% 2016	1,900	2,000
VWR Funding, Inc., Series B, 10.25% 20156,8	14,719	14,646
Tenet Healthcare Corp. 7.375% 2013	12,855	12,984
inVentiv Health Inc. 10.00% 20183	10,200	9,027
inVentiv Health Inc. 10.00% 20183	3,040	2,690
PTS Acquisition Corp. 9.50% 20156,8	6,559	6,018
PTS Acquisition Corp. 9.75% 2017	€5,375	5,437
Quintiles, Term Loan B, 5.00% 20186,7,9	$12,040	11,360
Bausch & Lomb Inc. 9.875% 2015	10,975	11,057
GlaxoSmithKline Capital Inc. 4.85% 2013	6,825	7,284
Alkermes, Inc., Term Loan B, 6.75% 20176,7,9	4,915	4,817
Alkermes, Inc., Term Loan B, 9.50% 20186,7,9	2,175	2,153
Symbion Inc 8.00% 20163	7,300	6,606
Novartis Capital Corp. 2.90% 2015	6,000	6,358
Multiplan Inc. 9.875% 20183	6,105	6,074
Surgical Care Affiliates, Inc. 8.875% 20153,6,8	5,870	5,694
Surgical Care Affiliates, Inc. 10.00% 20173	135	129
Cardinal Health, Inc. 5.80% 2016	4,500	5,193
Express Scripts Inc. 3.125% 2016	5,000	5,057
Rotech Healthcare Inc. 10.50% 2018	5,665	4,603
Pfizer Inc 4.45% 2012	4,500	4,577
Centene Corp. 5.75% 2017	3,795	3,724
Boston Scientific Corp. 6.00% 2020	3,000	3,373
Grifols Inc 8.25% 20183	3,260	3,276
Merge Healthcare Inc 11.75% 2015	2,735	2,790
Merge Healthcare Inc. 11.75% 20153	285	291
Abbott Laboratories 5.125% 2019	2,400	2,838
Biogen Idec Inc. 6.00% 2013	2,560	2,710
Patheon Inc. 8.625% 20173	1,265	1,082
ConvaTec Healthcare 10.50% 20183	590	522
Vanguard Health Systems Inc. 0% 2016	159	104
		178,828

FINANCIALS — 1.69%
Realogy Corp., Letter of Credit, 4.518% 20166,7,9	1,085	886
Realogy Corp., Term Loan B, 4.522% 20166,7,9	11,034	9,004
Realogy Corp., Second Lien Term Loan A, 13.50% 20177,9	14,685	14,244
Realogy Corp. 7.875% 20193	4,975	3,781
CIT Group Inc., Series A, 7.00% 20147	1,633	1,668
CIT Group Inc., Series A, 7.00% 2015	21,434	21,300
Springleaf Finance Corp., Term Loan B, 5.50% 20176,7,9	11,905	10,357
UBS AG 5.875% 2017	7,625	7,863
Hospitality Properties Trust 6.30% 2016	3,000	3,114
Hospitality Properties Trust 6.70% 2018	4,415	4,733
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20143	1,025	1,079
Westfield Group 5.70% 20163	3,700	3,970
Westfield Group 7.125% 20183	1,275	1,460
Kimco Realty Corp. 6.875% 2019	5,375	6,152
Royal Bank of Scotland PLC 4.875% 2015	6,000	5,882
Wells Fargo & Co. 3.676% 2016	1,500	1,564
Wells Fargo & Co. 4.60% 2021	4,000	4,290
Bank of America Corp. 5.75% 2017	3,100	2,913
Bank of America Corp. 5.00% 2021	3,000	2,685
Prologis, Inc. 7.375% 2019	5,055	5,483
Regions Financial Corp. 6.375% 2012	5,172	5,275
Goldman Sachs Group, Inc. 3.625% 2016	5,000	4,876
Morgan Stanley, Series F, 5.75% 2021	5,000	4,614
QBE Capital Funding III LP 7.25% 20413,6	1,750	1,586
QBE Capital Funding II LP 6.797% (undated)3,6	3,250	2,950
JPMorgan Chase & Co. 2.60% 2016	4,500	4,409
Simon Property Group, LP 5.875% 2017	1,500	1,689
Simon Property Group, LP 10.35% 2019	2,000	2,682
Société Générale 5.20% 20213	5,000	4,355
HBOS PLC 6.75% 20183	4,600	3,931
Monumental Global Funding III 0.449% 20143,6	4,000	3,883
Barclays Bank PLC 2.50% 2013	1,875	1,863
Barclays Bank PLC 5.125% 2020	2,000	1,966
BNP Paribas 5.00% 2021	3,250	3,192
Standard Chartered PLC 3.85% 20153	3,000	3,077
Lazard Group LLC 7.125% 2015	2,585	2,859
Developers Diversified Realty Corp. 7.50% 2017	2,500	2,643
Intesa Sanpaolo SpA 6.50% 20213	2,775	2,473
AXA SA, Series B, junior subordinated 6.379% (undated)3,6	1,315	914
Liberty Mutual Group Inc. 6.50% 20353	375	364
Korea Development Bank 5.30% 2013	100	104
		172,133

INDUSTRIALS — 1.30%
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.146% 20146,7,9	1,455	1,010
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 2.369% 20146,7,9	23,850	16,555
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 10.50% 20146,7,9	3,535	3,084
Hawker Beechcraft Acquisition Co., LLC 9.75% 2017	905	299
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	16,745	13,647
CEVA Group PLC 8.375% 20173	2,025	1,883
CEVA Group PLC 11.50% 20183	12,155	11,243
Ply Gem Industries, Inc. 13.125% 2014	2,280	2,175
Ply Gem Industries, Inc. 8.25% 2018	12,630	10,357
Nortek Inc. 10.00% 20183	4,800	4,464
Nortek Inc. 8.50% 20213	6,135	4,969
General Electric Co. 5.25% 2017	5,780	6,436
DAE Aviation Holdings, Inc. 11.25% 20153	6,150	6,242
JELD-WEN Escrow Corp. 12.25% 20173	6,000	5,910
US Investigations Services, Inc. 10.50% 20153	3,600	3,366
US Investigations Services, Inc. 11.75% 20163	1,735	1,605
Union Pacific Corp. 5.75% 2017	830	976
Union Pacific Corp. 5.70% 2018	3,205	3,752
Burlington Northern Santa Fe LLC 7.00% 2014	1,945	2,200
Burlington Northern Santa Fe LLC 4.10% 2021	2,000	2,136
RailAmerica, Inc. 9.25% 2017	3,684	4,006
Norfolk Southern Corp. 5.75% 2016	2,255	2,592
Norfolk Southern Corp. 5.75% 2018	1,075	1,263
Norfolk Southern Corp. 4.837% 20413	67	71
Navios Maritime Acquisition Corporation and Navios Acquisition Finance (US) Inc. 8.625% 2017	1,395	1,168
Navios Maritime Holdings Inc. 8.125% 20193	2,880	2,419
Atlas Copco AB 5.60% 20173	2,750	3,155
Euramax International, Inc. 9.50% 20163	3,820	3,066
Northwest Airlines, Inc., Term Loan B, 3.87% 20136,7,9	494	481
Northwest Airlines, Inc., Term Loan A, 2.12% 20186,7,9	1,773	1,631
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 20247	679	669
Nielsen Finance LLC and Nielsen Finance Co. 11.50% 2016	2,399	2,735
Volvo Treasury AB 5.95% 20153	2,205	2,388
Ashtead Capital, Inc. 9.00% 20163	2,150	2,139
Koninklijke Philips Electronics NV 5.75% 2018	985	1,135
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 20187	226	220
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 20197	14	14
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 20213,7	56	52
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 20227	770	756
American Airlines, Inc., Series 2001-1, Class B, 7.377% 20197	246	166
		132,435

TELECOMMUNICATION SERVICES — 1.17%
Clearwire Communications and Clearwire Finance, Inc., Series B, 12.00% 20153	12,420	10,588
Clearwire Communications and Clearwire Finance, Inc., Series A, 12.00% 20153	8,120	6,922
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20173	7,055	4,268
Wind Acquisition SA 11.75% 20173	12,540	10,722
Wind Acquisition SA 7.25% 20183	3,350	2,869
Wind Acquisition SA 7.375% 2018	€2,835	3,229
Nextel Communications, Inc., Series E, 6.875% 2013	$3,770	3,685
Nextel Communications, Inc., Series F, 5.95% 2014	5,480	5,165
Nextel Communications, Inc., Series D, 7.375% 2015	2,775	2,643
Cricket Communications, Inc. 10.00% 2015	3,275	3,267
Cricket Communications, Inc. 7.75% 2016	7,865	7,934
AT&T Inc. 6.70% 2013	4,340	4,824
SBC Communications Inc. 5.10% 2014	1,125	1,237
AT&T Inc. 5.55% 2041	2,500	2,709
Vodafone Group PLC, Term Loan, 6.875% 20152,7,8,9	5,780	5,809
Vodafone Group PLC, Term Loan B, 6.25% 20162,7,8,9	2,125	2,125
Trilogy International Partners, LLC, 10.25% 20163	7,550	7,437
Deutsche Telekom International Finance BV 8.75% 20306	2,930	3,926
Deutsche Telekom International Finance BV 9.25% 2032	2,070	2,953
Verizon Communications Inc. 5.50% 2017	4,125	4,709
Verizon Communications Inc. 6.00% 2041	1,000	1,223
Telecom Italia Capital SA, Series B, 5.25% 2013	2,200	2,152
Telecom Italia Capital SA 6.999% 2018	1,000	1,004
Telecom Italia Capital SA 7.175% 2019	2,000	2,010
France Télécom 4.125% 2021	5,000	4,988
American Tower Corp. 4.625% 2015	3,875	4,114
LightSquared, Term Loan B, 12.00% 20147,8,9	7,956	3,915
Telefónica Emisiones, SAU 3.729% 2015	925	884
Telefónica Emisiones, SAU 5.134% 2020	2,075	1,938
		119,249

CONSUMER DISCRETIONARY — 1.04%
MGM Resorts International 6.75% 2012	12,665	12,475
MGM Resorts International 6.75% 2013	6,740	6,572
MGM Resorts International 5.875% 2014	11,260	10,331
Revel Entertainment, Term Loan B, 9.00% 20186,7,9	6,000	4,995
Revel Entertainment 12.00% 20182,4,8	7,432	5,241
Comcast Corp. 6.45% 2037	1,750	2,025
Comcast Corp. 6.95% 2037	5,125	6,178
Time Warner Cable Inc. 6.75% 2018	3,345	3,902
Time Warner Cable Inc. 8.75% 2019	180	231
Time Warner Cable Inc. 5.00% 2020	3,000	3,196
Boyd Gaming Corp. 6.75% 2014	880	761
Boyd Gaming Corp. 7.125% 2016	2,575	1,906
Boyd Gaming Corp. 9.125% 20183	5,210	4,311
Allison Transmission Holdings, Inc. 11.00% 20153	5,625	5,850
Neiman Marcus Group, Inc., Term Loan B, 4.75% 20186,7,9	5,285	4,901
Time Warner Inc. 5.875% 2016	2,760	3,125
Time Warner Inc. 6.25% 2041	1,000	1,148
News America Inc. 6.15% 2041	4,000	4,257
Volkswagen International Finance NV 1.625% 20133	4,000	4,016
Virgin Media Secured Finance PLC 5.25% 2021	3,525	3,806
Univision Communications Inc., Term Loan, 4.489% 20176,7,9	3,461	2,921
Staples, Inc. 9.75% 2014	2,500	2,900
Michaels Stores, Inc. 0%/13.00% 201610	2,400	2,484
Toys “R” Us-Delaware, Inc. 7.375% 20163	2,190	2,102
Radio One, Inc., Term Loan B, 7.50% 20166,7,9	2,141	2,063
PETCO Animal Supplies, Inc. 9.25% 20183	2,000	2,010
Thomson Reuters Corp. 5.95% 2013	1,575	1,703
Thomson Reuters Corp. 6.50% 2018	140	167
		105,577

INFORMATION TECHNOLOGY — 0.65%
First Data Corp. 9.875% 2015	2,489	2,085
First Data Corp. 9.875% 2015	197	166
First Data Corp. 10.55% 20158	2,291	1,919
First Data Corp. 11.25% 2016	2,890	1,965
First Data Corp. 7.375% 20193	600	535
First Data Corp. 8.25% 20213	5,234	4,161
First Data Corp. 12.625% 20213	7,711	5,745
First Data Corp. 8.75% 20223,6,8	10,810	8,594
Freescale Semiconductor, Inc. 10.125% 2016	15,847	16,203
Freescale Semiconductor, Inc. 10.125% 20183	3,625	3,788
SRA International, Inc., Term Loan B, 6.50% 20186,7,9	7,885	7,307
Sterling Merger Inc. 11.00% 20193	3,865	3,691
NXP BV and NXP Funding LLC 9.75% 20183	7,460	7,833
Blackboard Inc., Term Loan B, 7.50% 20186,7,9	2,300	2,144
Sanmina-SCI Corp. 8.125% 2016	430	435
		66,571

ENERGY — 0.56%
Petroplus Finance Ltd. 6.75% 20143	10,425	9,122
Petroplus Finance Ltd. 7.00% 20173	4,400	3,586
Petroplus Finance Ltd. 9.375% 20193	1,050	903
Woodside Finance Ltd. 4.60% 20213	7,660	7,940
Enbridge Energy Partners, LP, Series B, 6.50% 2018	3,050	3,565
Enbridge Energy Partners, LP, Series B, 7.50% 2038	2,000	2,536
Kinder Morgan Energy Partners LP 6.00% 2017	5,120	5,809
TransCanada PipeLines Ltd. 7.625% 2039	4,000	5,466
Cenovus Energy Inc. 4.50% 2014	4,000	4,317
Enterprise Products Operating LLC 5.20% 2020	3,500	3,861
Husky Energy Inc. 6.80% 2037	2,800	3,449
Canadian Natural Resources Ltd. 5.70% 2017	3,000	3,432
Williams Partners L.P. 4.125% 2020	3,000	2,987
		56,973

CONSUMER STAPLES — 0.32%
Rite Aid Corp. 9.75% 2016	7,750	8,215
Rite Aid Corp. 10.375% 2016	707	727
Rite Aid Corp. 10.25% 2019	8,655	9,066
Rite Aid Corp. 8.00% 2020	3,830	4,012
Anheuser-Busch InBev NV 3.625% 2015	4,250	4,557
British American Tobacco International Finance PLC 9.50% 20183	2,470	3,361
Delhaize Group 6.50% 2017	1,800	2,108
Stater Bros. Holdings Inc. 7.75% 2015	895	917
		32,963

UTILITIES — 0.30%
MidAmerican Energy Co. 5.95% 2017	1,375	1,612
PacifiCorp., First Mortgage Bonds, 5.65% 2018	1,250	1,508
MidAmerican Energy Holdings Co. 5.95% 2037	3,500	4,143
Electricité de France SA 6.50% 20193	170	199
Electricité de France SA 6.95% 20393	4,000	5,010
Texas Competitive Electric Holdings Co. LLC, 11.50% 20203	6,275	5,051
CenterPoint Energy Resources Corp. 4.50% 2021	4,690	4,839
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	4,100	4,427
Virginia Electric and Power Co., Series B, 5.95% 2017	1,800	2,159
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 20183,7	919	1,020
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	50	61
		30,029

MATERIALS — 0.26%
Georgia Gulf Corp. 10.75% 2016	3,500	3,657
Georgia Gulf Corp. 9.00% 20173	7,450	7,562
Reynolds Group 8.75% 20163	2,780	2,801
Reynolds Group 7.875% 20193	335	325
Reynolds Group 9.875% 20193	3,595	3,182
Newpage Corp. 11.375% 2014	5,480	4,096
International Paper Co. 7.30% 2039	2,005	2,265
Rio Tinto Finance (USA) Ltd. 8.95% 2014	1,605	1,900
Berry Plastics Corp. 9.50% 2018	1,315	1,124
		26,912

ASSET-BACKED OBLIGATIONS7 — 0.11%
Citibank Credit Card Issuance Trust, Series 2008, Class A5, 4.85% 2015	2,875	3,060
Ameriquest Mortgage Securities Inc., Series 2003-12, Class M-1, 1.36% 20346	2,515	1,984
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-4, 5.46% 2035	1,800	1,915
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-4-A, FSA insured, 5.56% 2014	1,477	1,519
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 0.53% 20193,6	1,292	1,257
RAMP Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033	1,094	1,025
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-3, 5.12% 2014	500	519
Impac CMB Grantor Trust, Series 2004-6, Class 1-A-1, 1.035% 20346	211	154
		11,433

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 0.10%
Polish Government 5.25% 2014	1,000	1,054
Polish Government 6.375% 2019	2,950	3,252
Croatian Government 6.75% 20193	3,000	2,906
Hungarian Government 6.25% 2020	2,625	2,559
		9,771

Total bonds, notes & other debt instruments (cost: $2,278,226,000)		2,340,682

Short-term securities — 4.61%

Fannie Mae 0.08%–0.15% due 12/12/2011–2/16/2012	104,350	104,334
Federal Home Loan Bank 0.125%–0.135% due 12/14–12/28/2011	38,400	38,398
Wal-Mart Stores, Inc. 0.06% due 10/12/20113	37,100	37,099
Honeywell International Inc. 0.16% due 11/30/20113	35,400	35,392
Procter & Gamble Co. 0.14% due 12/5–12/16/20113	33,600	33,594
Private Export Funding Corp. 0.11% due 10/24/20113	26,700	26,698
NetJets Inc. 0.02% due 10/3/20113	24,200	24,200
Straight-A Funding LLC 0.16% due 10/5/20113	20,400	20,399
U.S. Treasury Bill 0.19% due 1/12/2012	20,200	20,199
CAFCO, LLC 0.27% due 12/2/2011	20,000	19,995
General Electric Capital Services, Inc. 0.16% due 10/17/2011	16,200	16,199
Freddie Mac 0.08%–0.11% due 4/3/2012	15,700	15,695
Coca-Cola Co. 0.17% due 1/13/20123	13,200	13,195
Johnson & Johnson 0.16% due 10/4/20113	13,000	13,000
Abbott Laboratories 0.09% due 11/8/20113	12,000	11,999
Hewlett-Packard Co. 0.14% due 10/3/20113	10,700	10,700
Falcon Asset Securitization Co., LLC 0.16% due 10/12/20113	10,400	10,399
Federal Farm Credit Banks 0.14% due 5/15/2012	10,300	10,295
PepsiCo Inc. 0.07% due 12/5/20113	7,500	7,498

Total short-term securities (cost: $469,219,000)		469,288

Total investment securities (cost: $9,636,961,000)		10,175,279
Other assets less liabilities		14,558

Net assets		$10,189,837
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.

2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $527,376,000, which represented 5.18% of the net assets of the fund. This amount includes $507,884,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

3Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $553,761,000, which represented 5.43% of the net assets of the fund.

4Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date(s)	(000)	(000)	assets
Revel Entertainment 12.00% 2018	2/15/2011–9/16/2011	$7,161	$5,241	.05%
Revel Holdings, Inc., warrants, expire 2021	2/15/2011	—	7	.00
Atrium Corp.	4/30/2010	48	32	.00
Total restricted securities		$7,209	$5,280	.05%

5Index-linked bond whose principal amount moves with a government price index.
6Coupon rate may change periodically.
7Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
8Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

9Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $111,762,000, which represented 1.10% of the net assets of the fund.

10Step bond; coupon rate will increase at a later date.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the series’ board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2011 (dollars in thousands):

Investment securities:	Level 1	Level 2		Level 3	Total
Common stocks:
Information technology	$1,175,631	$—		$—	$1,175,631
Health care	941,470	—		—	941,470
Financials	830,554	109,876	*	—	940,430
Consumer discretionary	851,616	44,440	*	—	896,056
Energy	659,556	52,018	*	—	711,574
Industrials	684,892	—		32	684,924
Materials	575,510	74,274	*	—	649,784
Consumer staples	515,807	7,775	*	—	523,582
Telecommunication services	225,440	—		—	225,440
Utilities	160,172	—		—	160,172
Miscellaneous	231,991	219,501	*	—	451,492
Rights & warrants	—	936		7	943
Convertible securities	—	3,811		—	3,811
Bonds, notes & other debt instruments:
Corporate bonds & notes	—	908,495		13,175	921,670
Bonds & notes of U.S. government & government agencies	—	785,944		—	785,944
Mortgage-backed obligations	—	610,333		1,531	611,864
Asset-backed obligations	—	11,433		—	11,433
Bonds & notes of governments outside the U.S.	—	9,771		—	9,771
Short-term securities	—	469,288		—	469,288
Total	$6,852,639	$3,307,895		$14,745	$10,175,279

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $507,884,000 of investment securities were classified as Level 2 instead of Level 1.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended September 30, 2011 (dollars in thousands):

	Beginning	Transfers					Transfers	Ending
	value at	into			Net realized	Unrealized	out of	value at
	1/1/2011	Level 3†	Purchases	Sales	loss	depreciation	Level 3†	9/30/2011
Investment securities	$7,162	$614	$16,458	$(7,903)	$(536)	$(1,004)	$(46)	$14,745

Net unrealized depreciation during the period on Level 3 investment securities held at September 30, 2011 (dollars in thousands):								$(2,051)

†Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$1,150,636
Gross unrealized depreciation on investment securities	(636,396)
Net unrealized appreciation on investment securities	514,240
Cost of investment securities for federal income tax purposes	9,661,039

Key to abbreviation and symbol

ADR = American Depositary Receipts
€ = Euros

Global Balanced FundSM
Investment portfolio

September 30, 2011
 unaudited

Common stocks — 46.40%	Shares	Value (000)

INDUSTRIALS — 7.12%
General Electric Co.	51,400	$783
Siemens AG1	8,245	745
Schneider Electric SA1	9,650	519
Aggreko PLC1	16,700	422
Atlas Copco AB, Class B1	26,200	411
Cummins Inc.	3,800	310
Keppel Corp. Ltd.1	52,000	305
Union Pacific Corp.	3,500	286
Deere & Co.	4,150	268
KONE Oyj, Class B1	4,990	237
Komatsu Ltd.1	9,700	209
Noble Group Ltd.1	178,000	178
CCR SA, ordinary nominative	5,900	154
Geberit AG1	800	147
		4,974

CONSUMER STAPLES — 5.30%
Procter & Gamble Co.	15,000	948
Nestlé SA1	16,420	903
Unilever PLC1	18,550	581
British American Tobacco PLC1	8,000	339
Costco Wholesale Corp.	3,470	285
Grupo Modelo, SAB de CV, Series C	45,400	260
SABMiller PLC1	7,800	253
CP ALL PCL1	88,300	135
		3,704

INFORMATION TECHNOLOGY — 5.05%
Taiwan Semiconductor Manufacturing Co. Ltd.1	393,000	891
Oracle Corp.	19,420	558
Canon, Inc.1	11,000	498
KLA-Tencor Corp.	8,000	306
Texas Instruments Inc.	11,000	293
Google Inc., Class A2	530	273
Samsung Electronics Co. Ltd.1	350	245
Apple Inc.2	640	244
Automatic Data Processing, Inc.	2,930	138
Delta Electronics, Inc.1	35,000	82
		3,528

CONSUMER DISCRETIONARY — 5.01%
Amazon.com, Inc.2	2,850	616
Home Depot, Inc.	14,430	474
Truworths International Ltd.1	50,500	439
McDonald’s Corp.	3,640	320
Daimler AG1	6,980	309
Industria de Diseño Textil, SA1	3,550	304
Thomson Reuters Corp.	11,200	304
SES SA, Class A (FDR)1	9,300	226
Comcast Corp., Class A	10,530	220
Eutelsat Communications1	5,475	220
Hyundai Mobis Co., Ltd.1	240	68
		3,500

HEALTH CARE — 4.95%
Bristol-Myers Squibb Co.	36,010	1,130
Merck & Co., Inc.	29,020	949
Novartis AG1	5,910	330
Baxter International Inc.	5,500	309
Pfizer Inc	15,000	265
Novo Nordisk A/S, Class B1	2,500	249
Bayer AG1	4,100	225
		3,457

ENERGY — 4.77%
Chevron Corp.	9,380	868
Royal Dutch Shell PLC, Class B1	23,240	722
Husky Energy Inc.	29,900	647
Penn West Petroleum Ltd.	21,700	322
TOTAL SA1	5,950	262
Technip SA1	3,200	256
Spectra Energy Corp	10,300	253
		3,330

TELECOMMUNICATION SERVICES — 4.47%
Verizon Communications Inc.	17,260	635
Koninklijke KPN NV1	46,800	616
Total Access Communication PCL, nonvoting depository receipt1	225,000	532
France Télécom SA1	28,480	467
América Móvil, SAB de CV, Series L	324,700	359
AT&T Inc.	8,500	242
KT Corp.1	3,800	114
KT Corp. (ADR)	3,100	46
Portugal Telecom, SGPS, SA1	15,660	114
		3,125

FINANCIALS — 3.62%
HCP, Inc.	11,170	392
Sumitomo Mitsui Financial Group, Inc.1	9,000	254
Standard Chartered PLC1	11,700	232
Prudential PLC1	27,200	233
British Land Co. PLC1	30,299	224
ICICI Bank Ltd. (ADR)	6,100	212
Industrial and Commercial Bank of China Ltd., Class H1	432,000	209
Goldman Sachs Group, Inc.	2,000	189
BNP Paribas SA1	3,760	149
Bank of Nova Scotia	2,600	131
Toronto-Dominion Bank	1,800	128
DnB NOR ASA1	9,800	98
HSBC Holdings PLC (United Kingdom)1	9,700	74
Oversea-Chinese Banking Corp. Ltd.1	492	3
		2,528

MATERIALS — 2.85%
MeadWestvaco Corp.	13,000	319
Potash Corp. of Saskatchewan Inc.	6,500	281
E.I. du Pont de Nemours and Co.	6,500	260
L’Air Liquide SA, non-registered shares1	1,870	218
Nucor Corp.	6,600	209
Syngenta AG1	800	207
PT Semen Gresik (Persero) Tbk1	197,500	185
Alcoa Inc.	19,000	182
Formosa Chemicals & Fibre Corp.1	52,000	134
		1,995

UTILITIES — 1.39%
Power Assets Holdings Ltd.1	69,500	529
Cheung Kong Infrastructure Holdings Ltd.1	39,000	227
International Power PLC1	46,000	218
		974

MISCELLANEOUS — 1.87%
Other common stocks in initial period of acquisition		1,306

Total common stocks (cost: $37,702,000)		32,421

	Principal amount
Bonds, notes & other debt instruments — 34.20%	(000)

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 18.93%
Japanese Government, Series 238, 1.40% 2012	¥10,000	130
Japanese Government, Series 269, 1.30% 2015	15,000	201
Japanese Government, Series 296, 1.50% 2018	125,000	1,720
Japanese Government, Series 310, 1.00% 2020	33,000	432
Japanese Government, Series 21, 2.30% 2035	10,000	141
German Government 4.25% 2014	€250	367
German Government, Series 7, 4.00% 2018	350	543
German Government, Series 8, 4.25% 2018	100	158
German Government 3.00% 2020	875	1,292
German Government, Series 9, 3.25% 2020	55	83
German Government 4.00% 2037	50	83
German Government, Series 8, 4.75% 2040	50	95
Singapore (Republic of) 1.625% 2013	$ S275	215
Singapore (Republic of) 3.625% 2014	170	142
Singapore (Republic of) 2.875% 2015	160	134
Singapore (Republic of) 3.75% 2016	255	224
Singapore (Republic of) 4.00% 2018	110	100
Singapore (Republic of) 3.25% 2020	200	174
Singapore (Republic of) 2.25% 2021	180	146
United Kingdom 4.50% 2013	£30	49
United Kingdom 2.75% 2015	30	50
United Kingdom 4.50% 2019	50	92
United Kingdom 3.75% 2020	50	87
United Kingdom 5.00% 2025	250	487
United Kingdom 4.75% 2038	70	133
United Kingdom 4.25% 2040	50	88
Swedish Government, Series 1041, 6.75% 2014	SKr 300	50
Swedish Government, Series 1049, 4.50% 2015	3,100	506
Swedish Government, Series 1047, 5.00% 2020	1,650	307
Swedish Government, Series 3104, 3.50% 20283	267	60
South Korean Government 5.25% 2015	KRW415,450	373
South Korean Government 5.50% 2017	80,550	75
South Korean Government, Series 2106, 4.25% 2021	462,000	404
Netherlands Government Eurobond 3.25% 2015	€520	748
United Mexican States Government, Series M10, 8.00% 2015	MXN1,000	80
United Mexican States Government, Series M10, 7.25% 2016	500	39
United Mexican States Government 3.50% 20173	456	37
United Mexican States Government, Series M10, 7.75% 2017	5,500	442
United Mexican States Government, Series M20, 10.00% 2024	500	46
United Mexican States Government, Series M30, 10.00% 2036	500	45
Polish Government, Series 0414, 5.75% 2014	PLN475	147
Polish Government, Series 1017, 5.25% 2017	800	238
Polish Government 5.125% 2021	$100	100
Hungarian Government, Series 14/C, 5.50% 2014	HUF35,000	155
Hungarian Government, Series 17/B, 6.75% 2017	14,600	64
Hungarian Government, Series 19/A, 6.50% 2019	55,450	231
Kingdom of Denmark 4.00% 2019	DKr1,500	314
Israeli Government 4.50% 2015	ILS400	110
Israeli Government 5.00% 20153	64	20
Israeli Government 5.50% 2017	550	158
Canadian Government 4.25% 2018	$ C200	222
Bermudan Government 5.603% 2020	$200	216
Colombia (Republic of) Global 4.375% 2021	200	205
Russian Federation 7.85% 2018	RUB5,000	153
Canada Housing Trust 3.35% 2020	$ C100	102
Province of Ontario, Series 1, 1.875% 2012	$100	102
Queensland Treasury Corp., Series 15, 6.00% 2015	$ A63	65
Queensland Treasury Corp. 6.00% 2015	5	5
Thai Government 5.25% 2014	THB1,325	44
		13,229

CORPORATE BONDS & NOTES — 5.56%
FINANCIALS — 2.44%
JPMorgan Chase & Co. 4.40% 2020	$100	101
JPMorgan Chase & Co. 4.625% 2021	196	201
Goldman Sachs Group, Inc. 7.50% 2019	100	112
Goldman Sachs Group, Inc. 5.25% 2021	100	99
Citigroup Inc. 4.587% 2015	30	31
Citigroup Inc. 3.953% 2016	175	175
Wells Fargo & Co. 4.60% 2021	150	161
Munich Re Finance BV 6.75% 20234	€80	111
Westfield Group 6.75% 20195	$50	56
WEA Finance LLC 4.625% 20215	45	43
Bank of America Corp. 5.625% 2020	100	92
Prologis, Inc. 6.875% 2020	76	79
Standard Chartered Bank 5.875% 2017	€50	67
Credit Suisse Group Finance (Guernsey) Ltd. 3.625% 20184	50	63
Barclays Bank PLC 6.00% 2018	50	60
Simon Property Group, LP 6.125% 2018	$50	56
Kimco Realty Corp., Series C, 5.783% 2016	50	54
Royal Bank of Scotland PLC 6.934% 2018	€50	53
BNP Paribas 5.00% 2021	$50	49
Zurich Finance (USA), Inc., Series 6, 5.75% 20234	€30	40
		1,703

ENERGY — 0.61%
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	$100	108
TransCanada PipeLines Ltd. 5.05% 2014	$ C75	77
Spectra Energy Partners, LP 2.95% 2016	$75	75
Gazprom OJSC 5.875% 2015	€50	69
Kinder Morgan Energy Partners LP 3.50% 2016	$50	51
Statoil ASA 3.125% 2017	40	43
		423

MATERIALS — 0.46%
E.I. du Pont de Nemours and Co. 0.778% 20144	115	116
POSCO 4.25% 20205	100	93
ArcelorMittal 5.25% 2020	65	58
Rio Tinto Finance (USA) Ltd. 2.50% 2016	50	51
		318

CONSUMER STAPLES — 0.44%
Anheuser-Busch InBev NV 0.609% 20144	100	100
Coca-Cola Co. 1.80% 20165	85	85
Wal-Mart Stores, Inc. 2.80% 2016	50	53
PepsiCo, Inc. 2.50% 2016	50	52
Procter & Gamble Co. 1.45% 2016	20	20
		310

TELECOMMUNICATION SERVICES — 0.42%
Deutsche Telekom International Finance BV 6.00% 2017	€75	114
Koninklijke KPN NV 3.75% 2020	50	65
Verizon Communications Inc. 6.00% 2041	$50	61
Telecom Italia Capital SA 7.175% 2019	50	50
		290

INFORMATION TECHNOLOGY — 0.37%
International Business Machines Corp. 1.95% 2016	100	101
Cisco Systems, Inc. 0.593% 20144	100	99
First Data Corp. 7.375% 20195	65	58
		258

CONSUMER DISCRETIONARY — 0.29%
Time Warner Inc. 4.75% 2021	100	105
Time Warner Cable Inc. 4.125% 2021	100	100
		205

UTILITIES — 0.21%
Enersis SA 7.375% 2014	50	55
National Grid PLC 6.30% 2016	40	46
E.ON International Finance BV 5.80% 20185	25	29
PSEG Power LLC 2.75% 2016	15	15
		145

INDUSTRIALS — 0.16%
General Electric Capital Corp. 0.876% 20144	65	64
General Electric Capital Corp. 4.375% 2020	50	51
		115

HEALTH CARE — 0.16%
Roche Holdings Inc. 6.00% 20195	50	61
Novartis Capital Corp. 2.90% 2015	50	53
		114

Total corporate bonds & notes		3,881

BONDS & NOTES OF U.S. GOVERNMENT — 5.11%
U.S. Treasury 3.875% 2013	$450	$472
U.S. Treasury 1.75% 2015	150	156
U.S. Treasury 1.50% 2016	70	72
U.S. Treasury 2.00% 2016	70	74
U.S. Treasury 4.50% 2016	200	232
U.S. Treasury 1.375% 20183	79	87
U.S. Treasury 3.50% 2018	550	626
U.S. Treasury 3.50% 2020	400	459
U.S. Treasury 2.125% 2021	400	408
U.S. Treasury 6.50% 2026	50	76
U.S. Treasury 4.625% 2040	400	536
U.S. Treasury 4.75% 2041	273	374
		3,572

MORTGAGE-BACKED OBLIGATIONS6 — 4.60%
Fannie Mae 4.00% 2025	95	101
Fannie Mae 3.50% 2026	400	418
Fannie Mae 3.50% 2026	50	52
Fannie Mae 6.00% 2038	48	53
Fannie Mae 4.00% 2040	96	101
Fannie Mae 3.50% 2041	200	206
Fannie Mae 4.00% 2041	100	105
Fannie Mae 4.50% 2041	400	425
Fannie Mae 5.00% 2041	349	378
Fannie Mae 5.00% 2041	150	161
Fannie Mae 5.00% 2041	125	135
Fannie Mae 5.00% 2041	100	108
Fannie Mae 5.00% 2041	50	54
Fannie Mae 5.50% 2041	50	54
Fannie Mae 6.00% 2041	355	389
Freddie Mac 5.00% 2041	297	322
Deutsche Genossenschaftsbank-Hypothekenbank AG, Series 1043, 4.00% 2016	€50	73
Dexia Municipal Agency 4.50% 2017	50	65
Nordea Hypotek AB 4.00% 2014	SKr100	15
		3,215

Total bonds, notes & other debt instruments (cost: $24,301,000)		23,897

Short-term securities — 20.61%

Freddie Mac 0.02%–0.04% due 11/28–12/5/2011	$1,800	1,800
eBay Inc. 0.12% due 12/7/20115	1,700	1,699
Fannie Mae 0.07%–0.14% due 12/14/2011–1/4/2012	1,600	1,600
Québec (Province of) 0.11% due 1/17/20125	1,500	1,498
Barclays U.S. Funding Corp. 0.08% due 10/3/2011	1,300	1,300
Johnson & Johnson 0.07% due 11/18/20115	1,300	1,300
Abbott Laboratories 0.07% due 10/24/20115	1,200	1,200
Province of Ontario 0.07% due 11/7/2011	1,200	1,200
Old Line Funding, LLC 0.17% due 10/20/20115	1,200	1,200
Nestlé Capital Corp. 0.13% due 11/22/20115	1,000	1,000
American Honda Finance Corp. 0.16% due 10/24/2011	600	600

Total short-term securities (cost: $14,398,000)		14,397

Total investment securities (cost: $76,401,000)		$70,715
Other assets less liabilities		(847)

Net assets		$69,868

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1 Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $16,504,000, which represented 23.62% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

2 Security did not produce income during the last 12 months.
3 Index-linked bond whose principal amount moves with a government price index.
4 Coupon rate may change periodically.

5 Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $8,322,000, which represented 11.91% of the net assets of the fund.

6 Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Forward currency contracts

The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

As of September 30, 2011, the fund had open forward currency contracts to purchase or sell currencies, as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior five-month period.

				(amounts in thousands)
					Unrealized
					appreciation
			Contract amount		(depreciation) at
	Settlement date	Counterparty	Receive	Deliver	9/30/2011

Purchases:
Japanese yen	10/14/2011	Citibank	¥11,565	$150	$— *
Japanese yen	10/17/2011	Barclays Bank PLC	¥9,996	$131	(1)
Japanese yen	10/17/2011	Barclays Bank PLC	¥17,000	$221	(1)
Japanese yen	10/28/2011	Barclays Bank PLC	¥9,978	$131	(1)
			(3)

Sales:
Euros	10/20/2011	UBS AG	¥26,350	€250	7
Euros	10/27/2011	JPMorgan Chase	$274	€200	6
Euros	10/27/2011	Barclays Bank PLC	$336	€250	1
Euros	10/31/2011	JPMorgan Chase	$205	€150	4
Euros	10/31/2011	Barclays Bank PLC	¥10,480	€100	2
Euros	10/31/2011	JPMorgan Chase	¥15,705	€150	3
Swedish kronor	10/26/2011	JPMorgan Chase	$216	SKr1,500	(2)
Swedish kronor	10/27/2011	Barclays Bank PLC	$218	SKr1,500	(1)
					20

Forward currency contracts — net					$17

*Amount less than one thousand.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and asked prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the series’ board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of September 30, 2011 (dollars in thousands):

Investment securities:	Level 1	Level 2		Level 3	Total
Common stocks:
Industrials	$1,801	$3,173	*	$—	$4,974
Consumer staples	1,493	2,211	*	—	3,704
Information technology	1,812	1,716	*	—	3,528
Consumer discretionary	1,934	1,566	*	—	3,500
Health care	2,653	804	*	—	3,457
Energy	2,090	1,240	*	—	3,330
Telecommunication services	1,282	1,843	*	—	3,125
Financials	1,052	1,476	*	—	2,528
Materials	1,251	744	*	—	1,995
Utilities	—	974	*	—	974
Miscellaneous	549	757	*	—	1,306
Bonds, notes & other debt instruments:
Bonds & notes of governments & government
agencies outside the U.S.	—	13,229		—	13,229
Corporate bonds & notes	—	3,881		—	3,881
Bonds & notes of U.S. government	—	3,572		—	3,572
Mortgage-backed obligations	—	3,215		—	3,215
Short-term securities	—	14,397		—	14,397
Total	$15,917	$54,798		$—	$70,715

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $16,504,000 of investment securities were classified as Level 2 instead of Level 1.

Forward currency contracts†:	Level 1	Level 2	Level 3	Total
Unrealized appreciation on open forward currency contracts	$—	$23	$—	$23
Unrealized depreciation on open forward currency contracts	—	(6)	—	(6)
Total	$—	$17	$—	$17

†Forward currency contracts are not included in the investment portfolio.

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$777
Gross unrealized depreciation on investment securities	(6,467)
Net unrealized depreciation on investment securities	(5,690)
Cost of investment securities for federal income tax purposes	76,405

Key to abbreviations and symbols

ADR = American Depositary Receipts	¥ = Japanese yen
FDR = Fiduciary Depositary Receipts	KRW = South Korean won
A$ = Australian dollars	MXN = Mexican pesos
C$ = Canadian dollars	PLN = Polish zloty
DKr = Danish kroner	RUB = Russian rubles
€ = Euros	SKr = Swedish kronor
£ = British pounds	S$ = Singapore dollars
HUF = Hungarian forints	THB = Thai baht
ILS = Israeli shekels

Bond FundSM
Investment portfolio

September 30, 2011
unaudited

Bonds, notes & other debt instruments — 96.49%	Principal amount (000)	Value (000)

MORTGAGE-BACKED OBLIGATIONS1 — 35.95%
Fannie Mae 5.00% 2023	$1,246	$1,341
Fannie Mae 5.50% 2023	5,363	5,818
Fannie Mae 4.00% 2024	18,968	20,037
Fannie Mae 4.00% 2024	2,433	2,570
Fannie Mae 3.50% 2025	33,086	34,621
Fannie Mae 3.50% 2025	27,079	28,335
Fannie Mae 3.50% 2025	18,904	19,781
Fannie Mae 3.50% 2025	5,769	6,037
Fannie Mae 3.50% 2025	4,956	5,186
Fannie Mae 3.50% 2025	4,208	4,404
Fannie Mae 3.50% 2025	2,910	3,049
Fannie Mae 3.50% 2025	2,910	3,045
Fannie Mae 3.50% 2025	2,798	2,928
Fannie Mae 3.50% 2025	2,073	2,169
Fannie Mae 3.50% 2025	1,279	1,338
Fannie Mae 4.00% 2025	8,767	9,267
Fannie Mae 4.50% 2025	2,476	2,641
Fannie Mae, Series 2001-4, Class GA, 9.828% 20252	48	57
Fannie Mae 3.00% 2026	64,140	65,854
Fannie Mae 3.50% 2026	31,480	32,940
Fannie Mae 3.50% 2026	29,543	30,913
Fannie Mae 3.50% 2026	16,054	16,799
Fannie Mae 3.50% 2026	15,118	15,819
Fannie Mae 3.50% 2026	15,091	15,791
Fannie Mae 3.50% 2026	9,466	9,905
Fannie Mae 3.50% 2026	6,737	7,050
Fannie Mae 3.50% 2026	5,766	6,034
Fannie Mae 3.50% 2026	4,313	4,513
Fannie Mae 3.50% 2026	3,671	3,841
Fannie Mae 6.00% 2026	1,535	1,692
Fannie Mae 5.50% 2027	1,565	1,706
Fannie Mae 6.00% 2027	3,554	3,908
Fannie Mae 6.00% 2028	1,499	1,646
Fannie Mae 5.50% 2036	1,808	1,970
Fannie Mae 6.00% 2036	8,863	9,762
Fannie Mae 6.00% 2036	3,179	3,504
Fannie Mae 5.50% 2037	7,111	7,738
Fannie Mae 5.50% 2037	6,034	6,577
Fannie Mae 5.50% 2037	4,185	4,561
Fannie Mae 5.76% 20372	3,975	4,291
Fannie Mae 5.989% 20372	2,906	3,054
Fannie Mae 6.00% 2037	26,314	28,926
Fannie Mae 6.00% 2037	20,830	22,898
Fannie Mae 6.00% 2037	5,189	5,705
Fannie Mae 6.00% 2037	5,173	5,687
Fannie Mae 6.00% 2037	5,088	5,593
Fannie Mae 6.00% 2037	1,659	1,807
Fannie Mae 6.00% 2037	1,394	1,535
Fannie Mae 6.00% 2037	1,044	1,148
Fannie Mae 6.00% 2037	947	1,042
Fannie Mae 5.35% 20382	741	786
Fannie Mae 5.50% 2038	34,308	37,334
Fannie Mae 5.50% 2038	10,322	11,232
Fannie Mae 5.50% 2038	10,043	10,906
Fannie Mae 5.50% 2038	7,421	8,066
Fannie Mae 5.50% 2038	4,677	5,104
Fannie Mae 6.00% 2038	87,168	95,822
Fannie Mae 6.00% 2038	39,877	43,836
Fannie Mae 6.00% 2038	33,546	36,829
Fannie Mae 6.00% 2038	30,938	34,084
Fannie Mae 6.00% 2038	23,081	25,343
Fannie Mae 6.00% 2038	11,532	12,676
Fannie Mae 6.00% 2038	9,119	10,019
Fannie Mae 6.00% 2038	7,075	7,777
Fannie Mae 6.00% 2038	7,067	7,764
Fannie Mae 6.00% 2038	5,844	6,421
Fannie Mae 6.00% 2038	2,245	2,466
Fannie Mae 6.00% 2038	1,287	1,414
Fannie Mae 3.549% 20392	7,293	7,615
Fannie Mae 3.612% 20392	6,204	6,510
Fannie Mae 3.676% 20392	538	563
Fannie Mae 3.747% 20392	4,853	5,083
Fannie Mae 3.823% 20392	641	675
Fannie Mae 3.861% 20392	707	739
Fannie Mae 3.90% 20392	1,657	1,742
Fannie Mae 3.944% 20392	2,748	2,903
Fannie Mae 3.958% 20392	695	731
Fannie Mae 5.00% 2039	23,022	24,795
Fannie Mae 5.00% 2039	21,169	22,799
Fannie Mae 5.50% 2039	11,429	12,430
Fannie Mae 6.00% 2039	1,039	1,140
Fannie Mae 6.00% 2039	921	1,011
Fannie Mae 4.00% 2040	44,003	46,221
Fannie Mae 4.00% 2040	41,077	43,280
Fannie Mae 4.00% 2040	21,504	22,587
Fannie Mae 4.00% 2040	17,435	18,368
Fannie Mae 4.00% 2040	7,888	8,285
Fannie Mae 4.00% 2040	7,769	8,161
Fannie Mae 4.00% 2040	6,851	7,196
Fannie Mae 4.00% 2040	5,152	5,428
Fannie Mae 4.00% 2040	2,653	2,795
Fannie Mae 4.00% 2040	974	1,023
Fannie Mae 4.50% 2040	23,170	24,626
Fannie Mae 4.50% 2040	15,625	16,607
Fannie Mae 4.50% 2040	14,623	15,634
Fannie Mae 4.50% 2040	8,410	8,939
Fannie Mae 4.50% 2040	4,632	4,923
Fannie Mae 5.00% 2040	1,737	1,872
Fannie Mae 3.50% 2041	63,390	65,183
Fannie Mae 4.00% 2041	77,330	81,228
Fannie Mae 4.00% 2041	60,055	63,063
Fannie Mae 4.00% 2041	49,925	52,441
Fannie Mae 4.00% 2041	38,741	40,694
Fannie Mae 4.00% 2041	31,342	32,952
Fannie Mae 4.00% 2041	30,127	31,646
Fannie Mae 4.00% 2041	28,259	29,683
Fannie Mae 4.00% 2041	24,320	25,546
Fannie Mae 4.00% 2041	15,717	16,509
Fannie Mae 4.00% 2041	15,464	16,243
Fannie Mae 4.00% 2041	9,923	10,420
Fannie Mae 4.00% 2041	9,408	9,911
Fannie Mae 4.00% 2041	7,841	8,237
Fannie Mae 4.00% 2041	7,575	7,957
Fannie Mae 4.00% 2041	6,625	6,959
Fannie Mae 4.00% 2041	6,589	6,919
Fannie Mae 4.00% 2041	6,066	6,391
Fannie Mae 4.00% 2041	5,731	6,019
Fannie Mae 4.00% 2041	5,149	5,413
Fannie Mae 4.00% 2041	4,609	4,841
Fannie Mae 4.00% 2041	4,392	4,614
Fannie Mae 4.00% 2041	3,226	3,389
Fannie Mae 4.00% 2041	3,051	3,205
Fannie Mae 4.00% 2041	2,314	2,431
Fannie Mae 4.00% 2041	1,995	2,095
Fannie Mae 4.00% 2041	867	910
Fannie Mae 4.00% 2041	613	643
Fannie Mae 4.50% 2041	215,500	228,733
Fannie Mae 4.50% 2041	69,287	74,077
Fannie Mae 4.50% 2041	46,335	49,539
Fannie Mae 4.50% 2041	36,727	39,036
Fannie Mae 4.50% 2041	35,046	37,249
Fannie Mae 4.50% 2041	29,734	31,603
Fannie Mae 4.50% 2041	26,989	28,854
Fannie Mae 4.50% 2041	24,612	26,313
Fannie Mae 4.50% 2041	24,404	26,091
Fannie Mae 4.50% 2041	23,786	25,281
Fannie Mae 4.50% 2041	21,406	22,752
Fannie Mae 4.50% 2041	18,713	20,007
Fannie Mae 4.50% 2041	18,548	19,714
Fannie Mae 4.50% 2041	17,409	18,504
Fannie Mae 4.50% 2041	16,120	17,235
Fannie Mae 4.50% 2041	14,767	15,689
Fannie Mae 4.50% 2041	13,861	14,732
Fannie Mae 4.50% 2041	13,535	14,386
Fannie Mae 4.50% 2041	13,349	14,289
Fannie Mae 4.50% 2041	8,905	9,532
Fannie Mae 4.50% 2041	7,892	8,437
Fannie Mae 4.50% 2041	5,534	5,882
Fannie Mae 5.00% 2041	171,935	184,965
Fannie Mae 5.00% 2041	29,100	31,586
Fannie Mae 5.00% 2041	26,968	29,273
Fannie Mae 5.00% 2041	19,818	21,512
Fannie Mae 5.00% 2041	18,358	19,926
Fannie Mae 5.00% 2041	15,072	16,360
Fannie Mae 5.00% 2041	10,000	10,855
Fannie Mae 5.00% 2041	9,002	9,772
Fannie Mae 5.00% 2041	4,466	4,848
Fannie Mae 5.50% 2041	114,520	124,290
Fannie Mae 6.00% 2041	48,920	53,667
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	68	77
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	56	64
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	83	100
Fannie Mae, Series 2002-W1, Class 2A, 7.126% 20422	98	116
Freddie Mac, Series K702, Class A2, 3.154% 2018	13,000	13,612
Freddie Mac 4.50% 2025	32,774	34,861
Freddie Mac 4.50% 2025	16,010	17,029
Freddie Mac, Series 3061, Class PN, 5.50% 2035	1,068	1,192
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036	2,011	1,788
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	1,675	1,572
Freddie Mac, Series 3257, Class PA, 5.50% 2036	4,871	5,406
Freddie Mac, Series 3318, Class JT, 5.50% 2037	3,322	3,647
Freddie Mac 5.676% 20372	1,730	1,848
Freddie Mac 5.00% 2038	168	182
Freddie Mac 5.00% 2038	6	6
Freddie Mac 5.50% 2038	50,717	54,967
Freddie Mac 5.50% 2038	11,237	12,223
Freddie Mac 3.717% 20392	832	874
Freddie Mac 3.909% 20392	2,541	2,655
Freddie Mac 3.162% 20402	6,221	6,488
Freddie Mac 4.50% 2041	23,335	24,884
Freddie Mac 4.50% 2041	21,790	23,264
Freddie Mac 4.50% 2041	14,530	15,495
Freddie Mac 4.50% 2041	12,354	13,174
Freddie Mac 4.50% 2041	10,022	10,687
Freddie Mac 4.50% 2041	8,906	9,498
Freddie Mac 4.50% 2041	5,960	6,356
Freddie Mac 4.50% 2041	3,372	3,596
Freddie Mac 4.50% 2041	2,011	2,145
Freddie Mac 5.00% 2041	28,744	31,165
Freddie Mac 5.00% 2041	19,835	21,475
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.477% 20372	2,432	2,482
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.072% 20452	14,267	15,734
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 20463	16,350	16,721
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.932% 20492	29,630	31,555
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 20432	1,650	1,808
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045	58,334	63,362
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	1,909	1,935
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 6.074% 20382	20,045	21,670
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039	35,149	36,616
Government National Mortgage Assn. 3.50% 2025	5,010	5,305
Government National Mortgage Assn. 3.50% 2025	2,357	2,496
Government National Mortgage Assn. 3.50% 2025	1,900	2,012
Government National Mortgage Assn. 4.50% 2040	5,963	6,479
Government National Mortgage Assn. 3.50% 2041	14,977	15,706
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.398% 20442	12,635	13,760
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	15,805	16,824
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	162	162
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037	2,000	2,000
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	1,311	1,322
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039	17,950	18,863
CS First Boston Mortgage Securities Corp., Series 2006-C2, Class A-3, 5.824% 20392	1,225	1,288
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 20402	4,670	4,815
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% (undated)2	22,540	24,141
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 20463	19,462	20,046
Banc of America Commercial Mortgage Inc., Series 2006-4, Class A-4, 5.634% 2046	11,770	12,788
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A-3-A, 4.949% 20382	2,000	2,085
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A-3, 5.855% 20392	3,160	3,398
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 20412	2,445	2,601
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A-4, 4.747% 20432	1,910	2,051
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class AM, 4.805% 20432	1,065	1,064
American Tower Trust I, Series 2007-1A, Class C, 5.615% 20373	2,000	2,164
American Tower Trust I, Series 2007-1A, Class D, 5.957% 20373	4,000	4,320
American Tower Trust I, Series 2007-1A, Class E, 6.249% 20373	2,500	2,694
Royal Bank of Canada 3.125% 20153	6,840	7,223
Bank of America 5.50% 20123	7,000	7,210
Barclays Bank PLC 4.00% 2019	€4,700	6,583
Compagnie de Financement Foncier 2.125% 20133	$6,400	6,414
Swedish Government, Series 124, 4.00% 2012	SKr34,000	4,987
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.51% 20442	$1,000	1,076
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.492% 20452	3,000	3,065
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-4, 5.54% 2041	3,600	3,967
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	1,486	1,486
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-2, 5.242% 2044	745	748
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	1,054	1,068
Northern Rock PLC 5.625% 20173	3,000	3,173
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-3, 5.922% (undated)2	2,500	2,731
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 20263,4	1,941	2,007
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	1,388	1,409
Nykredit 4.00% 2035	DKr374	67
		3,703,851

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 28.32%
U.S. Treasury 1.00% 2012	$130,500	131,173
U.S. Treasury 1.00% 2012	122,645	123,191
U.S. Treasury 4.50% 2012	60,000	61,298
U.S. Treasury 1.125% 2013	169,548	172,028
U.S. Treasury 1.75% 2013	35,000	35,803
U.S. Treasury 2.00% 2013	46,055	47,735
U.S. Treasury 1.875% 20135	30,751	32,210
U.S. Treasury 3.125% 2013	15,000	15,816
U.S. Treasury 4.25% 2013	15,000	16,250
U.S. Treasury 0.50% 2014	2,760	2,769
U.S. Treasury 1.25% 2014	96,546	98,621
U.S. Treasury 1.75% 2014	53,885	55,666
U.S. Treasury 1.25% 2015	36,000	36,835
U.S. Treasury 1.875% 2015	74,610	78,123
U.S. Treasury 2.125% 2015	68,500	72,470
U.S. Treasury 4.00% 2015	10,000	11,159
U.S. Treasury 0.125% 20165	55,013	56,865
U.S. Treasury 1.00% 2016	65,415	65,632
U.S. Treasury 1.00% 2016	15,000	15,036
U.S. Treasury 1.50% 2016	33,590	34,523
U.S. Treasury 1.75% 2016	40,000	41,630
U.S. Treasury 2.00% 2016	35,000	36,821
U.S. Treasury 2.00% 2016	15,000	15,787
U.S. Treasury 2.375% 2016	75,000	80,152
U.S. Treasury 4.625% 2016	40,000	47,292
U.S. Treasury 5.125% 2016	27,750	33,143
U.S. Treasury 7.50% 2016	75,000	99,571
U.S. Treasury 4.625% 2017	25,000	29,696
U.S. Treasury 8.75% 2017	75,000	106,528
U.S. Treasury 2.375% 2018	7,500	7,995
U.S. Treasury 3.50% 2020	12,495	14,333
U.S. Treasury 8.75% 2020	40,000	63,284
U.S. Treasury 0.625% 20215	30,071	31,456
U.S. Treasury 2.125% 2021	145,315	148,178
U.S. Treasury 3.125% 2021	108,858	121,046
U.S. Treasury 3.625% 2021	7,500	8,679
U.S. Treasury 8.00% 2021	25,000	39,131
U.S. Treasury 6.125% 2027	25,000	36,951
U.S. Treasury 4.375% 2038	2,730	3,499
U.S. Treasury 4.25% 2039	86,361	109,060
U.S. Treasury 3.875% 2040	77,750	92,691
U.S. Treasury 4.625% 2040	92,750	124,342
Freddie Mac 2.125% 2012	50,000	50,812
Freddie Mac 5.75% 2012	40,000	40,647
Freddie Mac 1.625% 2013	30,000	30,610
Freddie Mac 2.50% 2014	30,000	31,500
Freddie Mac 5.00% 2014	10,000	11,229
Federal Home Loan Bank 1.75% 2012	44,000	44,586
Federal Home Loan Bank 2.25% 2012	20,000	20,224
Federal Home Loan Bank 3.625% 2013	25,000	26,640
Federal Home Loan Bank 4.00% 2013	30,000	32,083
Fannie Mae 1.00% 2013	25,000	25,303
Fannie Mae 4.625% 2013	6,700	7,125
Fannie Mae 2.50% 2014	6,250	6,568
Fannie Mae 3.00% 2014	8,500	9,093
Fannie Mae 1.25% 2016	10,000	10,001
Fannie Mae 5.375% 2016	2,080	2,486
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 0.608% 20122	15,000	15,062
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 2.20% 2012	12,000	12,168
CoBank ACB 7.875% 20183	9,260	11,320
CoBank ACB 0.947% 20222,3	14,990	13,478
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	10,000	10,168
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.125% 2012	9,000	9,132
Tennessee Valley Authority 5.25% 2039	10,500	13,577
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.25% 2012	10,000	10,091
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.375% 2012	8,000	8,125
United States Agency for International Development, Republic of Egypt 4.45% 2015	5,000	5,614
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 2.625% 2014	5,000	5,259
		2,917,369

FINANCIALS — 7.97%
JPMorgan Chase & Co. 3.40% 2015	14,000	14,241
JPMorgan Chase & Co. 3.15% 2016	11,750	11,694
JPMorgan Chase & Co. 3.45% 2016	26,115	26,265
JPMorgan Chase & Co. 4.625% 2021	4,615	4,734
Wells Fargo & Co. 3.676% 2016	23,045	24,023
Wells Fargo & Co. 5.625% 2017	20,250	22,950
Wells Fargo & Co., Series K, junior subordinated 7.98% (undated)2	5,500	5,693
Bank of America Corp., Series L, 3.625% 2016	820	748
Bank of America Corp. 3.75% 2016	11,665	10,631
Bank of America Corp. 5.65% 2018	2,900	2,760
Bank of America Corp. 5.00% 2021	33,175	29,693
Morgan Stanley 3.80% 2016	11,280	10,416
Morgan Stanley, Series F, 5.625% 2019	11,475	10,794
Morgan Stanley, Series F, 5.75% 2021	21,230	19,593
Prologis, Inc. 7.625% 2014	14,000	15,268
Prologis, Inc. 6.125% 2016	4,485	4,638
Prologis, Inc. 6.625% 2018	13,385	13,913
Prologis, Inc. 7.375% 2019	4,615	5,006
Citigroup Inc. 4.587% 2015	8,850	9,101
Citigroup Inc. 4.75% 2015	15,750	16,161
Citigroup Inc. 3.953% 2016	1,615	1,614
Citigroup Inc. 6.125% 2018	4,550	4,892
Citigroup Inc. 8.50% 2019	5,000	6,055
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 3.625% 2012	€2,595	3,526
Westfield Group 5.40% 20123	$7,800	8,043
Westfield Group 7.50% 20143	1,265	1,413
Westfield Group 5.70% 20163	6,860	7,361
Westfield Group 7.125% 20183	8,885	10,173
WEA Finance LLC 4.625% 20213	7,620	7,301
HBOS PLC 6.75% 20183	26,715	22,827
HBOS PLC 4.375% 20192	€965	1,008
Lloyds TSB Bank PLC 6.375% 2021	$8,750	8,653
HBOS PLC 6.00% 20333	5,875	3,813
Lloyds Banking Group PLC, junior subordinated 6.657% preference shares (undated)2,3,6	2,740	1,387
Société Générale 5.75% 20163	6,450	5,865
Société Générale 5.20% 20213	34,000	29,615
Standard Chartered PLC 3.85% 20153	15,175	15,566
Standard Chartered PLC 3.20% 20163	9,165	9,104
Standard Chartered Bank 6.40% 20173	7,890	8,325
Royal Bank of Scotland Group PLC 5.00% 2014	5,465	5,094
Royal Bank of Scotland Group PLC 5.05% 2015	6,753	6,281
Royal Bank of Scotland Group PLC 4.375% 2016	11,720	11,224
Royal Bank of Scotland Group PLC 4.70% 2018	1,722	1,400
Royal Bank of Scotland PLC 6.934% 2018	€3,445	3,626
RBS Capital Trust II 6.425% noncumulative trust2,6	$6,950	3,371
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)2,3,6	400	256
Goldman Sachs Group, Inc. 3.625% 2016	9,800	9,556
Goldman Sachs Group, Inc. 7.50% 2019	15,000	16,781
Goldman Sachs Group, Inc. 6.25% 2041	2,970	2,904
UBS AG 2.25% 2014	4,400	4,291
UBS AG 5.875% 2017	6,815	7,027
UBS AG 5.75% 2018	11,470	11,827
UBS AG 4.875% 2020	5,185	5,008
Intesa Sanpaolo SpA 3.625% 20153	945	828
Intesa Sanpaolo SpA 6.50% 20213	24,740	22,044
HSBC Finance Corp. 0.756% 20162	8,900	7,944
HSBC Bank USA, NA 4.875% 2020	6,530	6,143
HSBC Bank PLC 4.75% 20213	7,490	7,778
Kimco Realty Corp. 6.00% 2012	500	522
Pan Pacific Retail Properties, Inc. 6.125% 2013	1,015	1,063
Kimco Realty Corp., Series C, 4.82% 2014	3,780	3,995
Kimco Realty Corp., Series C, 4.904% 2015	1,120	1,173
Kimco Realty Corp. 5.70% 2017	3,000	3,212
Kimco Realty Corp. 4.30% 2018	5,740	5,777
Kimco Realty Corp. 6.875% 2019	3,500	4,006
Simon Property Group, LP 4.20% 2015	2,430	2,567
Simon Property Group, LP 5.875% 2017	2,500	2,815
Simon Property Group, LP 10.35% 2019	7,580	10,164
Korea Development Bank 5.30% 2013	5,500	5,714
Korea Development Bank 8.00% 2014	8,750	9,778
Hospitality Properties Trust 5.125% 2015	765	777
Hospitality Properties Trust 6.30% 2016	300	311
Hospitality Properties Trust 5.625% 2017	3,835	3,901
Hospitality Properties Trust 6.70% 2018	7,920	8,490
UniCredito Italiano SpA 6.00% 20173	15,635	12,081
HVB Funding Trust III, junior subordinated 9.00% 20313	1,299	1,098
MetLife Capital Trust IV, junior subordinated 7.875% 20672,3	2,505	2,480
MetLife Capital Trust X, junior subordinated 9.25% 20682,3	9,300	10,509
CIT Group Inc., Series A, 7.00% 20141	306	312
CIT Group Inc., Series A, 7.00% 2015	8,452	8,399
CIT Group Inc., Series A, 7.00% 2016	4,000	3,885
Liberty Mutual Group Inc. 6.70% 20163	3,750	4,066
Liberty Mutual Group Inc. 6.50% 20353	3,435	3,332
Liberty Mutual Group Inc., Series C, 10.75% 20882,3	4,070	4,884
CNA Financial Corp. 5.85% 2014	625	661
CNA Financial Corp. 6.50% 2016	3,750	4,035
CNA Financial Corp. 7.35% 2019	1,800	1,999
CNA Financial Corp. 7.25% 2023	3,000	3,305
BNP Paribas 5.00% 2021	8,740	8,584
BNP Paribas, junior subordinated 7.195% (undated)2,3	1,300	1,014
PNC Funding Corp. 6.70% 2019	7,000	8,427
BBVA Bancomer SA 4.50% 20163	6,850	6,439
BBVA Bancomer SA 6.50% 20213	1,075	1,002
Rouse Co. 7.20% 2012	2,360	2,431
Rouse Co. 6.75% 20133	4,500	4,551
UDR, Inc. 5.00% 2012	1,000	1,007
UDR, Inc., Series A, 5.25% 2015	5,400	5,758
Commerzbank AG, Series 774, 7.75% 2021	€6,300	6,556
Developers Diversified Realty Corp. 5.50% 2015	$847	847
Developers Diversified Realty Corp. 9.625% 2016	4,020	4,559
Developers Diversified Realty Corp. 7.50% 2017	860	909
Assicurazioni Generali SpA. 6.90% 20222	€5,015	6,244
Barclays Bank PLC 5.125% 2020	$5,000	4,914
Barclays Bank PLC, junior subordinated 7.434% (undated)2,3	930	767
Catlin Insurance Ltd., junior subordinated 7.249% (undated)2,3	6,500	5,639
Realogy Corp., Letter of Credit, 4.518% 20161,2,7	410	335
Realogy Corp., Term Loan B, 4.522% 20161,2,7	3,534	2,884
Realogy Corp. 7.875% 20193	2,950	2,242
ERP Operating LP 6.625% 2012	2,000	2,047
ERP Operating LP 5.25% 2014	3,000	3,238
Zions Bancorporation 5.65% 2014	5,000	5,106
Brandywine Operating Partnership, LP 4.95% 2018	4,875	4,721
Zurich Finance (USA), Inc., Series 6, 5.75% 20232	€2,940	3,889
ACE INA Holdings Inc. 5.875% 2014	$1,080	1,196
ACE INA Holdings Inc. 2.60% 2015	2,580	2,614
Host Hotels & Resorts, LP, Series Q, 6.75% 2016	2,675	2,688
Host Hotels & Resorts LP 5.875% 20193	1,025	984
Nationwide Mutual Insurance Co. 5.81% 20242,3	3,125	3,072
Nationwide Mutual Insurance Co. 7.875% 20333	515	544
RSA Insurance Group PLC 9.375% 20392	£1,275	2,270
RSA Insurance Group PLC 8.50% (undated)2	760	1,135
Lincoln National Corp. 5.65% 2012	$3,250	3,372
Aviva PLC, junior subordinated 5.70% (undated)2	€3,260	3,221
Santander Issuances, SA Unipersonal 6.50% 20192,3	$3,400	3,188
Northern Trust Corp. 4.625% 2014	2,825	3,049
Munich Re Finance BV 6.75% 20232	€2,160	2,995
American Express Co. 6.15% 2017	$2,500	2,863
AXA SA 8.60% 2030	1,325	1,490
AXA SA, Series B, junior subordinated 6.379% (undated)2,3	1,095	761
Chubb Corp., junior subordinated 6.375% 20672	2,250	2,191
Rodamco Europe Finance BV, Series 5, 3.75% 2012	€1,600	2,180
Monumental Global Funding III 5.25% 20143	$2,000	2,120
New York Life Global Funding 4.65% 20133	1,700	1,796
UnumProvident Finance Co. PLC 6.85% 20153	1,500	1,684
Prudential Holdings, LLC, Series C, 8.695% 20231,3	1,250	1,581
ACE Cash Express, Inc. 11.00% 20193	1,550	1,383
QBE Capital Funding II LP 6.797% (undated)2,3	1,415	1,284
SLM Corp., Series A, 0.483% 20112	1,210	1,204
Community Choice Financial 10.75% 20193	850	829
HSBK (Europe) BV 7.25% 20213	935	779
Allstate Corp., Series B, junior subordinated 6.125% 20672	405	366
		820,506

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 6.25%
United Mexican States Government Global 6.375% 2013	1,260	1,336
United Mexican States Government, Series M, 7.00% 2014	MXN290,000	22,124
United Mexican States Government, Series M10, 7.75% 2017	317,000	25,466
United Mexican States Government Global 5.95% 2019	$9,090	10,363
United Mexican States Government, Series M, 8.00% 2020	MXN222,000	17,805
United Mexican States Government, Series M20, 10.00% 2024	48,400	4,459
United Mexican States Government Global 6.05% 2040	$5,000	5,675
German Government 4.25% 2014	€25,050	36,814
German Government, Series 6, 4.00% 2016	6,240	9,478
German Government, Series 8, 4.25% 2018	2,200	3,481
German Government 3.75% 2019	1,030	1,590
German Government, Series 9, 3.25% 2020	10,020	15,077
South Korean Government 4.25% 2014	KRW18,760,000	16,214
South Korean Government 4.75% 2014	26,630,000	23,212
South Korean Government 5.00% 2014	10,060,000	8,871
South Korean Government 5.75% 2014	$4,800	5,186
South Korean Government 5.25% 2015	KRW10,100,000	9,074
Malaysian Government, Series 0109, 2.509% 2012	MYR11,610	3,625
Malaysian Government, Series 509, 3.21% 2013	74,250	23,312
Malaysian Government, Series 204, 5.094% 2014	51,555	16,890
Polish Government 3.875% 2015	$5,930	6,017
Polish Government, Series 1017, 5.25% 2017	PLN36,410	10,838
Polish Government 6.375% 2019	$23,515	25,925
Hungarian Government, Series 14/C, 5.50% 2014	HUF1,634,870	7,220
Hungarian Government 6.00% 2019	€8,080	10,367
Hungarian Government 6.25% 2020	$16,815	16,395
Hungarian Government 6.375% 2021	2,110	2,064
Japanese Government, Series 310, 1.00% 2020	¥2,028,300	26,577
Japanese Government 2.40% 2038	522,350	7,504
Canadian Government 3.25% 2021	$ C29,200	30,642
Canadian Government 4.25% 20265	1,357	2,026
Australia Government Agency-Guaranteed, National Australia Bank 3.375% 20143	$28,640	29,809
Belgium (Kingdom of), Series 49, 4.00% 2017	€10,150	14,219
Belgium (Kingdom of), Series 40, 5.50% 2017	3,050	4,585
Croatian Government 6.75% 20193	$5,750	5,569
Croatian Government 6.75% 2019	2,000	1,937
Croatian Government 6.625% 20203	3,065	2,935
Croatian Government 6.625% 2020	1,195	1,144
Croatian Government 6.375% 20213	7,445	6,880
Sweden Government Agency-Guaranteed, Swedbank AB 2.80% 20123	7,750	7,807
Sweden Government Agency-Guaranteed, Swedbank AB 2.90% 20133	10,000	10,326
Kingdom of Denmark 5.00% 2013	DKr39,575	7,769
Kingdom of Denmark 4.00% 2015	41,175	8,273
Denmark Government Agency-Guaranteed, Danish Finance Co. 2.45% 20123	$14,275	14,471
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.50% 20123	5,875	6,029
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.90% 20143	7,155	7,549
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 2.50% 20123	6,500	6,597
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 20143	5,570	5,971
Province of Ontario, Series 1, 1.875% 2012	10,000	10,147
Lithuania (Republic of) 6.75% 2015	3,190	3,330
Lithuania (Republic of) 6.125% 20213	5,830	5,743
Ireland Government Agency-Guaranteed, Irish Life & Permanent 3.60% 20133	8,800	7,502
KfW 1.35% 2014	¥564,000	7,500
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	$6,000	7,470
Netherlands Government Agency-Guaranteed, ING Bank NV 3.90% 20143	7,000	7,324
Swedish Government, Series 1047, 5.00% 2020	SKr39,290	7,313
France Government Agency-Guaranteed, Société Finance 2.875% 20143	$6,870	7,216
South Africa (Republic of), Series R-206, 7.50% 2014	ZAR26,530	3,359
South Africa (Republic of), Series R-203, 8.25% 2017	21,800	2,759
Bermudan Government 5.603% 2020	$2,735	2,959
Bermudan Government 5.603% 20203	2,495	2,699
Russian Federation 7.50% 20301	4,175	4,710
European Investment Bank 4.25% 2014	€3,070	4,457
Bank Nederlandse Gemeenten 3.75% 2014	3,120	4,408
Netherlands Government Eurobond 4.50% 2017	2,610	4,026
Australia Government Agency-Guaranteed, Australia and New Zealand Banking Group Ltd. 3.25% 20123	$3,850	3,899
		644,318

CONSUMER DISCRETIONARY — 3.48%
Tele-Communications, Inc. 9.80% 2012	2,000	2,054
Comcast Corp. 5.85% 2015	4,525	5,141
Comcast Corp. 6.30% 2017	1,880	2,202
Comcast Corp. 5.875% 2018	12,645	14,685
Comcast Corp. 5.50% 2029	£1,160	1,936
Comcast Corp. 6.95% 2037	$630	759
Comcast Corp. 6.40% 2038	7,140	8,268
Comcast Corp. 6.40% 2040	5,750	6,733
Time Warner Cable Inc. 5.40% 2012	2,000	2,065
Time Warner Cable Inc. 7.50% 2014	1,185	1,342
Time Warner Cable Inc. 8.25% 2014	7,925	9,015
Time Warner Cable Inc. 6.75% 2018	2,650	3,091
Time Warner Cable Inc. 8.25% 2019	3,495	4,388
Time Warner Cable Inc. 4.00% 2021	12,390	12,161
Time Warner Cable Inc. 6.75% 2039	5,300	6,097
Daimler Finance NA LLC 2.625% 20163	17,500	17,099
DaimlerChrysler North America Holding Corp. 8.50% 2031	4,650	6,607
News America Holdings Inc. 9.25% 2013	2,500	2,732
News America Inc. 4.50% 2021	7,930	7,994
News America Inc. 6.15% 2037	1,000	1,074
News America Inc. 6.65% 2037	2,400	2,653
News America Inc. 6.15% 2041	7,250	7,715
NBCUniversal Media, LLC 5.15% 2020	15,500	17,049
NBCUniversal Media, LLC 6.40% 2040	2,800	3,284
Virgin Media Finance PLC, Series 1, 9.50% 2016	1,525	1,655
Virgin Media Secured Finance PLC 6.50% 2018	2,750	2,936
Virgin Media Finance PLC 8.375% 20193	3,825	4,083
Virgin Media Secured Finance PLC 5.25% 2021	9,125	9,851
Time Warner Inc. 4.75% 2021	6,700	7,059
AOL Time Warner Inc. 7.625% 2031	1,750	2,195
Time Warner Inc. 6.20% 2040	5,450	6,048
Macy’s Retail Holdings, Inc. 8.125% 20152	12,610	14,701
Univision Communications Inc., Term Loan, 4.489% 20171,2,7	7,739	6,532
Univision Communications Inc. 6.875% 20193	3,000	2,685
Univision Communications Inc. 8.50% 20213	2,910	2,284
Volkswagen International Finance NV 1.625% 20133	4,750	4,769
Volkswagen International Finance NV 4.00% 20203	4,200	4,245
MGM Resorts International 13.00% 2013	3,125	3,578
MGM Resorts International 5.875% 2014	3,200	2,936
MGM Resorts International 6.875% 2016	1,000	855
MGM Resorts International 7.50% 2016	1,000	872
Home Depot, Inc. 4.40% 2021	7,500	8,178
Wynn Las Vegas, LLC and Wynn Capital Corp. 7.875% 2017	2,500	2,631
Wynn Las Vegas, LLC and Wynn Capital Corp. 7.75% 2020	3,250	3,429
Walt Disney Co. 5.50% 2019	5,000	5,963
Boyd Gaming Corp. 6.75% 2014	1,000	865
Boyd Gaming Corp. 7.125% 2016	2,350	1,739
Boyd Gaming Corp. 9.125% 20183	3,600	2,979
Marks and Spencer Group PLC 6.25% 20173	5,000	5,475
Allison Transmission Holdings, Inc., Term Loan B, 2.98% 20141,2,7	4,377	4,141
Allison Transmission Holdings, Inc. 11.00% 20153	1,225	1,274
Warner Music Group 9.50% 20163	2,700	2,747
Warner Music Group 9.50% 2016	775	789
Warner Music Group 11.50% 20183	2,000	1,850
Marriott International, Inc., Series J, 5.625% 2013	5,000	5,199
Neiman Marcus Group, Inc. 10.375% 2015	550	558
Neiman Marcus Group, Inc., Term Loan B, 4.75% 20181,2,7	4,975	4,614
Limited Brands, Inc. 8.50% 2019	1,421	1,613
Limited Brands, Inc. 7.00% 2020	175	185
Limited Brands, Inc. 6.625% 2021	3,320	3,361
Michaels Stores, Inc., Term Loan B1, 2.50% 20131,2,7	1,434	1,375
Michaels Stores, Inc. 0%/13.00% 20168	1,000	1,035
Michaels Stores, Inc., Term Loan B2, 4.75% 20161,2,7	486	465
Michaels Stores, Inc. 7.75% 2018	2,400	2,256
PETCO Animal Supplies, Inc. 9.25% 20183	5,000	5,025
Cinemark USA, Inc., Term Loan, 3.48% 20161,2,7	808	794
Cinemark USA, Inc. 8.625% 2019	4,000	4,140
J.C. Penney Co., Inc., Series A, 6.875% 2015	1,040	1,084
J.C. Penney Co., Inc. 5.75% 2018	3,200	3,136
J.C. Penney Co., Inc. 5.65% 2020	460	434
Nara Cable Funding Ltd. 8.875% 2018	€3,425	3,762
ONO Finance II PLC 11.125% 2019	775	688
FCE Bank PLC 7.125% 2013	3,000	4,110
Toys “R” Us-Delaware, Inc., Term Loan B, 6.00% 20161,2,7	$1,559	1,501
Toys “R” Us Property Co. II, LLC 8.50% 2017	800	784
Toys “R” Us Property Co. I, LLC 10.75% 2017	500	531
Toys “R” Us-Delaware, Inc., Term Loan B2, 5.25% 20181,2,7	1,197	1,142
Needle Merger Sub Corp. 8.125% 20193	4,500	3,937
Cox Communications, Inc. 5.45% 2014	3,500	3,880
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.875% 2018	1,850	1,892
CCO Holdings LLC and CCO Holdings Capital Corp. 7.00% 2019	2,000	1,950
AMC Entertainment Inc. 8.75% 2019	3,750	3,703
Target Corp. 6.00% 2018	3,000	3,643
DISH DBS Corp 7.875% 2019	700	717
DISH DBS Corp 6.75% 20213	2,775	2,664
Academy, Ltd., Term Loan B, 6.00% 20181,2,7	3,500	3,358
Staples, Inc. 9.75% 2014	2,250	2,610
Clear Channel Worldwide Holdings, Inc., Series B, 9.25% 2017	2,125	2,183
Regal Cinemas Corp. 8.625% 2019	2,125	2,173
Mediacom LLC and Mediacom Capital Corp. 9.125% 2019	1,850	1,850
Seminole Tribe of Florida 5.798% 20131,3	755	756
Seminole Tribe of Florida 7.804% 20201,3	1,100	1,050
Burlington Coat Factory Warehouse Corp., Term Loan B, 6.25% 20171,2,7	1,432	1,374
Burlington Coat Factory Warehouse Corp. 10.00% 20193	475	406
Mohegan Tribal Gaming Authority 7.125% 2014	3,300	1,667
Tenneco Inc. 6.875% 2020	1,700	1,658
Kabel BW Erste Beteiligu 7.50% 2019	€1,250	1,616
CityCenter Holdings, LLC 7.625% 20163	$1,000	945
UPC Germany GmbH 8.125% 20173	900	905
Education Management LLC and Education Management Finance Corp. 8.75% 2014	650	637
		358,854

ENERGY — 2.42%
Enbridge Energy Partners, LP, Series B, 6.50% 2018	7,940	9,282
Enbridge Energy Partners, LP 9.875% 2019	10,500	13,955
Enbridge Energy Partners, LP 5.20% 2020	5,655	6,035
Enbridge Energy Partners, LP 4.20% 2021	23,500	23,322
Kinder Morgan Energy Partners LP 6.00% 2017	380	431
Kinder Morgan Energy Partners LP 6.85% 2020	15,780	18,685
Kinder Morgan Energy Partners LP 6.50% 2037	900	970
Kinder Morgan Energy Partners LP 6.95% 2038	7,000	7,846
TransCanada PipeLines Ltd. 6.50% 2018	10,900	13,375
TransCanada PipeLines Ltd., junior subordinated 6.35% 20672	13,395	13,362
StatoilHydro ASA 2.90% 2014	3,110	3,276
Statoil ASA 3.125% 2017	5,000	5,307
StatoilHydro ASA 5.25% 2019	6,130	7,251
Chevron Corp. 4.95% 2019	12,230	14,607
Shell International Finance BV 4.00% 2014	4,860	5,244
Shell International Finance BV 3.10% 2015	7,500	7,974
Anadarko Petroleum Corp. 6.375% 2017	10,000	11,241
Devon Energy Corp. 5.625% 2014	2,500	2,743
Devon Energy Corp. 6.30% 2019	5,905	7,177
Williams Partners L.P. and Williams Partners Finance Corp. 3.80% 2015	2,950	3,082
Williams Partners L.P. and Williams Partners Finance Corp. 5.25% 2020	6,035	6,511
Husky Energy Inc. 7.25% 2019	7,590	9,326
Woodside Finance Ltd. 4.60% 20213	8,675	8,992
Petrobras International 5.75% 2020	4,800	5,030
Petrobras International 6.875% 2040	2,240	2,386
El Paso Pipeline Partners Operating Co., LLC 5.00% 2021	6,020	6,070
Petroplus Finance Ltd. 6.75% 20143	5,000	4,375
Petroplus Finance Ltd. 7.00% 20173	1,000	815
Petroplus Finance Ltd. 9.375% 20193	950	817
Cenovus Energy Inc. 4.50% 2014	5,015	5,412
Laredo Petroleum, Inc. 9.50% 20193	4,500	4,747
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 20181,3	4,000	3,640
Arch Coal, Inc. 7.00% 20193	3,400	3,247
Regency Energy Partners LP and Regency Energy Finance Corp. 6.50% 2021	3,000	3,030
Ras Laffan Liquefied Natural Gas III 5.832% 20161	1,552	1,678
Ras Laffan Liquefied Natural Gas II 5.298% 20201	965	1,046
Alpha Natural Resources, Inc. 6.00% 2019	2,750	2,578
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 20211,3	2,400	2,400
Newfield Exploration Co. 5.75% 2022	1,650	1,635
Williams Companies, Inc. 8.75% 2032	370	486
		249,386

INDUSTRIALS — 2.31%
Volvo Treasury AB 5.95% 20153	31,500	34,113
Volvo Treasury AB 5.00% 2017	€1,090	1,504
Burlington Northern Santa Fe LLC 7.00% 2014	$6,480	7,331
Burlington Northern Santa Fe LLC 5.65% 2017	5,500	6,372
Burlington Northern Santa Fe LLC 5.75% 2018	1,505	1,777
Burlington Northern Santa Fe LLC 4.70% 2019	7,480	8,358
Burlington Northern Santa Fe LLC 3.45% 2021	2,240	2,289
BNSF Funding Trust I 6.613% 20552	1,680	1,695
United Air Lines, 1991 Equipment Trust Certificates, Series A, 10.11% 20061,4,6	230	—
Continental Airlines, Inc. 8.75% 2011	2,000	2,008
United Air Lines, Inc., Term Loan B, 2.25% 20141,2,7	1,537	1,467
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 20181	84	79
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 20181	580	564
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 20191	1,427	1,431
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20191	2,595	2,653
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20201	709	711
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 20211	1,325	1,290
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 20221	482	485
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 20221	2,355	2,441
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 20221	1,922	2,025
Norfolk Southern Corp. 5.75% 2016	5,270	6,058
Norfolk Southern Corp. 4.837% 20413	8,061	8,496
Waste Management, Inc. 4.60% 2021	12,860	13,842
Union Pacific Corp. 5.125% 2014	2,300	2,493
Union Pacific Corp. 4.00% 2021	7,500	7,990
Union Pacific Corp. 4.163% 20223	2,314	2,479
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 20131	8,535	8,535
AMR Corp. 9.00% 2016	1,500	1,305
AMR Corp. 10.20% 2020	1,345	1,096
AMR Corp. 10.00% 2021	1,200	966
United Technologies Corp. 4.50% 2020	10,215	11,373
Canadian National Railway Co. 4.95% 2014	1,430	1,559
Canadian National Railway Co. 5.55% 2018	5,000	5,973
Northrop Grumman Corp. 5.05% 2019	6,180	7,018
Northwest Airlines, Inc., Term Loan A, 2.12% 20181,2,7	7,544	6,941
CSX Corp. 6.25% 2015	5,000	5,777
Ashtead Capital, Inc. 9.00% 20163	5,660	5,632
Republic Services, Inc. 5.00% 2020	5,000	5,579
DAE Aviation Holdings, Inc. 11.25% 20153	5,255	5,334
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.146% 20141,2,7	399	277
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 2.369% 20141,2,7	7,117	4,940
Kansas City Southern Railway Co. 8.00% 2015	4,500	4,809
General Electric Capital Corp., Series A, 0.539% 20182	1,000	872
General Electric Capital Corp., Series A, 5.625% 2018	3,500	3,835
Koninklijke Philips Electronics NV 4.625% 2013	4,300	4,507
Esterline Technologies Corp. 6.625% 2017	1,335	1,355
Esterline Technologies Corp. 7.00% 2020	2,475	2,555
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014	1,955	2,229
Nielsen Finance LLC and Nielsen Finance Co. 11.50% 2016	462	527
Nielsen Finance LLC and Nielsen Finance Co. 7.75% 2018	1,000	1,025
Ply Gem Industries, Inc. 8.25% 2018	4,250	3,485
ARAMARK Corp. 3.754% 20152	200	186
ARAMARK Corp. 8.50% 2015	2,175	2,213
ARAMARK Corp. 8.625% 20163,9	1,000	990
US Investigations Services, Inc. 11.75% 20163	3,010	2,784
Atlas Copco AB 5.60% 20173	2,340	2,685
John Deere Capital Corp. 5.40% 2011	2,000	2,004
John Deere Capital Corp., Series D, 4.50% 2013	500	528
RailAmerica, Inc. 9.25% 2017	1,889	2,054
Caterpillar Financial Services Corp., Series F, 6.20% 2013	1,610	1,769
RBS Global, Inc. and Rexnord LLC 8.50% 2018	1,800	1,733
Euramax International, Inc. 9.50% 20163	1,775	1,424
Hutchison Whampoa International Ltd. 6.50% 20133	972	1,034
Florida East Coast Railway Corp. 8.125% 2017	800	780
Odebrecht Finance Ltd 6.00% 20233	500	470
TransDigm Inc. 7.75% 2018	210	215
		238,324

HEALTH CARE — 2.17%
Roche Holdings Inc. 6.00% 20193	25,980	31,829
Express Scripts Inc. 5.25% 2012	5,460	5,607
Express Scripts Inc. 6.25% 2014	2,020	2,226
Express Scripts Inc. 3.125% 2016	22,250	22,504
Novartis Capital Corp. 1.90% 2013	10,000	10,210
Novartis Securities Investment Ltd. 5.125% 2019	8,630	10,215
Biogen Idec Inc. 6.00% 2013	14,000	14,818
Pfizer Inc 6.20% 2019	8,930	11,221
Cardinal Health, Inc. 4.00% 2015	2,715	2,917
Cardinal Health, Inc. 5.80% 2016	1,235	1,425
Cardinal Health, Inc. 4.625% 2020	5,880	6,404
Boston Scientific Corp. 5.125% 2017	2,545	2,739
Boston Scientific Corp. 6.00% 2020	4,730	5,318
UnitedHealth Group Inc. 4.70% 2021	7,195	7,967
Sanofi-aventis SA 0.673% 20142	7,500	7,488
Grifols Inc 8.25% 20183	7,194	7,230
Quintiles, Term Loan B, 5.00% 20181,2,7	7,382	6,965
Abbott Laboratories 5.125% 2019	5,000	5,912
Schering-Plough Corp. 5.375% 2014	€3,955	5,809
McKesson Corp. 3.25% 2016	$5,456	5,762
VWR Funding, Inc., Series B, 10.25% 20152,9	5,732	5,703
PTS Acquisition Corp. 9.50% 20152,9	6,062	5,562
Patheon Inc. 8.625% 20173	5,870	5,019
Johnson & Johnson 0.376% 20142	5,000	5,010
inVentiv Health Inc. 10.00% 20183	5,650	5,000
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	1,525	1,578
Elan Finance PLC and Elan Finance Corp. 8.75% 2016	2,600	2,704
Centene Corp. 5.75% 2017	3,600	3,533
Symbion Inc 8.00% 20163	3,825	3,462
WellPoint, Inc. 5.25% 2016	3,000	3,344
HCA Inc., Term Loan B2, 3.619% 20171,2,7	1,910	1,802
HCA Inc. 7.50% 2022	1,625	1,503
Surgical Care Affiliates, Inc. 10.00% 20173	2,500	2,387
Tenet Healthcare Corp. 7.375% 2013	1,000	1,010
Tenet Healthcare Corp. 9.25% 2015	1,245	1,251
Endo Pharmaceuticals Holdings Inc. 7.00% 20193	430	434
		223,868

UTILITIES — 2.10%
Consumers Energy Co., First Mortgage Bonds, Series P, 5.50% 2016	4,000	4,574
Consumers Energy Co., First Mortgage Bonds, 5.15% 2017	9,505	10,757
Consumers Energy Co. 5.65% 2018	940	1,112
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	9,150	11,158
CMS Energy Corp. 8.75% 2019	2,000	2,344
Ohio Edison Co. 6.40% 2016	7,750	8,949
Cleveland Electric Illuminating Co. 8.875% 2018	7,475	10,134
Jersey Central Power & Light Co. 7.35% 2019	2,500	3,194
Public Service Co. of Colorado 5.80% 2018	7,860	9,525
Public Service Co. of Colorado 5.125% 2019	500	592
Public Service Co. of Colorado 3.20% 2020	9,860	10,068
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	13,750	19,804
CenterPoint Energy Resources Corp. 4.50% 2021	13,855	14,296
MidAmerican Energy Holdings Co., Series D, 5.00% 2014	2,200	2,371
MidAmerican Energy Holdings Co. 5.75% 2018	7,740	8,945
Allegheny Energy Supply Co., LLC 8.25% 20123	10,000	10,352
Veolia Environnement 5.25% 2013	2,070	2,179
Veolia Environnement 6.00% 2018	4,000	4,442
Veolia Environnement 6.125% 2033	€1,775	2,630
Midwest Generation, LLC, Series B, 8.56% 20161	$1,740	1,749
Edison Mission Energy 7.00% 2017	2,050	1,230
Edison Mission Energy 7.20% 2019	5,250	3,019
Edison Mission Energy 7.625% 2027	4,500	2,498
Israel Electric Corp. 7.25% 2019	7,750	8,265
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series Q, 5.45% 2013	2,850	3,054
Sierra Pacific Resources 6.75% 2017	2,500	2,540
NV Energy, Inc 6.25% 2020	1,500	1,575
Enel Finance International SA 3.875% 20143	5,695	5,564
ENEL SpA 5.625% 2027	€1,130	1,439
Progress Energy, Inc. 7.05% 2019	$5,190	6,471
Wisconsin Electric Power Co. 2.95% 2021	6,445	6,454
PSEG Power LLC 2.75% 2016	3,400	3,391
Public Service Electric and Gas Co., Series E, 5.30% 2018	2,460	2,919
E.ON International Finance BV 5.80% 20183	5,000	5,748
Niagara Mohawk Power 3.553% 20143	2,625	2,756
National Grid PLC 6.30% 2016	2,315	2,666
Duke Energy Indiana, Inc. 3.75% 2020	5,000	5,334
Iberdrola Finance Ireland 3.80% 20143	3,410	3,407
AES Corp. 8.00% 2020	2,000	2,010
AES Corp. 7.375% 20213	975	962
TXU, Term Loan, 4.772% 20171,2,7	3,749	2,516
PG&E Corp. 5.75% 2014	2,000	2,195
Intergen Power 9.00% 20173	1,000	1,023
		216,211

TELECOMMUNICATION SERVICES — 1.99%
Verizon Communications Inc. 7.375% 2013	5,000	5,611
Verizon Communications Inc. 5.55% 2014	2,900	3,176
Verizon Communications Inc. 5.50% 2017	3,450	3,938
Verizon Communications Inc. 8.50% 2018	1,000	1,336
Verizon Communications Inc. 8.75% 2018	3,750	5,034
Verizon Communications Inc. 4.60% 2021	11,300	12,533
France Télécom 4.375% 2014	1,530	1,634
France Télécom 2.125% 2015	6,520	6,463
France Télécom 2.75% 2016	17,500	17,397
Telecom Italia Capital SA 6.999% 2018	11,700	11,751
Telecom Italia Capital SA 7.175% 2019	1,890	1,900
Telecom Italia Capital SA 6.375% 2033	865	743
Telecom Italia SpA 7.75% 2033	€3,375	4,358
Telecom Italia Capital SA 7.20% 2036	$6,345	5,828
Deutsche Telekom International Finance BV 5.875% 2013	1,400	1,499
Deutsche Telekom International Finance BV 3.125% 20163	11,865	11,824
Deutsche Telekom International Finance BV 8.75% 20302	2,920	3,912
Deutsche Telekom International Finance BV 9.25% 2032	4,218	6,017
AT&T Inc. 7.30% 20112	1,850	1,863
AT&T Inc. 6.70% 2013	2,000	2,223
SBC Communications Inc. 5.10% 2014	2,700	2,969
AT&T Inc. 6.55% 2039	5,958	7,098
AT&T Inc. 5.35% 2040	3,042	3,200
Koninklijke KPN NV 8.375% 2030	12,500	16,163
Telefónica Emisiones, SAU 4.375% 2016	€3,900	5,192
Telefónica Emisiones, SAU 5.134% 2020	$2,800	2,616
Telefónica Emisiones, SAU 5.462% 2021	4,200	4,001
Nextel Communications, Inc., Series E, 6.875% 2013	6,400	6,256
Nextel Communications, Inc., Series F, 5.95% 2014	195	184
Nextel Communications, Inc., Series D, 7.375% 2015	5,580	5,315
American Tower Corp. 4.625% 2015	6,475	6,874
Wind Acquisition SA 11.75% 20173	4,550	3,890
Wind Acquisition SA 7.25% 20183	3,000	2,569
Level 3 Financing, Inc. 10.00% 2018	1,000	965
Level 3 Escrow Inc. 8.125% 20193	3,650	3,235
Level 3 Communications, Inc. 11.875% 20193	2,000	1,910
Singapore Telecommunications Ltd. 6.375% 20113	5,000	5,052
Frontier Communications Corp. 7.875% 2015	1,175	1,184
Frontier Communications Corp. 8.25% 2017	3,250	3,169
Clearwire Communications and Clearwire Finance, Inc., Series A, 12.00% 20153	3,100	2,643
Clearwire Communications and Clearwire Finance, Inc., Series B, 12.00% 20153	1,000	852
Vodafone Group PLC, Term Loan B, 6.25% 20161,4,7,9	3,050	3,050
Cricket Communications, Inc. 7.75% 2016	3,000	3,026
Crown Castle International Corp. 9.00% 2015	1,450	1,559
Crown Castle International Corp. 7.125% 2019	1,000	1,035
LightSquared, Term Loan B, 12.00% 20141,7,9	3,157	1,554
Sorenson Communications 10.50% 20153	1,025	600
		205,201

CONSUMER STAPLES — 1.30%
Anheuser-Busch InBev NV 3.625% 2015	5,050	5,414
Anheuser-Busch InBev NV 4.125% 2015	10,000	10,850
Anheuser-Busch InBev NV 6.875% 2019	3,320	4,236
Anheuser-Busch InBev NV 7.75% 2019	10,315	13,430
Kroger Co. 5.00% 2013	4,500	4,732
Kroger Co. 7.50% 2014	5,650	6,397
Kroger Co. 3.90% 2015	7,500	8,026
Kroger Co. 6.40% 2017	1,880	2,234
Coca-Cola Co. 1.50% 2015	8,110	8,198
Coca-Cola Co. 3.15% 2020	6,285	6,510
British American Tobacco International Finance PLC 9.50% 20183	10,137	13,795
Tesco PLC 5.50% 20173	10,035	11,726
Tesco PLC 5.50% 2033	£330	561
Altria Group, Inc. 9.95% 2038	$3,200	4,583
Altria Group, Inc. 10.20% 2039	3,100	4,516
Wal-Mart Stores, Inc. 5.80% 2018	7,395	8,999
PepsiCo, Inc. 2.50% 2016	5,000	5,186
SUPERVALU INC. 7.50% 2012	585	598
Albertson’s, Inc. 7.25% 2013	1,790	1,781
SUPERVALU INC. 8.00% 2016	1,950	1,853
Constellation Brands, Inc. 7.25% 2017	4,000	4,220
Kraft Foods Inc. 2.625% 2013	2,555	2,609
Stater Bros. Holdings Inc. 7.75% 2015	1,425	1,461
Stater Bros. Holdings Inc. 7.375% 2018	500	513
BFF International Ltd. 7.25% 20203	1,400	1,474
		133,902

INFORMATION TECHNOLOGY — 1.00%
International Business Machines Corp. 1.95% 2016	18,965	19,166
International Business Machines Corp. 2.00% 2016	7,500	7,620
First Data Corp., Term Loan B2, 2.985% 20141,2,7	3,855	3,360
First Data Corp. 9.875% 2015	245	205
First Data Corp. 10.55% 20159	12	10
First Data Corp. 11.25% 2016	1,500	1,020
First Data Corp. 7.375% 20193	3,500	3,124
First Data Corp. 8.25% 20213	1,138	905
First Data Corp. 12.625% 20213	2,781	2,072
First Data Corp. 8.75% 20222,3,9	4,641	3,690
NXP BV and NXP Funding LLC 10.00% 201310	8,398	9,311
Cisco Systems, Inc. 4.45% 2020	7,500	8,318
Jabil Circuit, Inc. 8.25% 2018	5,300	6,029
Freescale Semiconductor, Inc., Term Loan, 4.472% 20161,2,7	995	914
Freescale Semiconductor, Inc. 10.125% 2016	774	791
Freescale Semiconductor, Inc. 10.125% 20183	3,868	4,042
National Semiconductor Corp. 6.15% 2012	4,500	4,629
SunGard Data Systems Inc. 7.375% 2018	1,800	1,683
SunGard Data Systems Inc. 7.625% 2020	3,100	2,898
SRA International, Inc., Term Loan B, 6.50% 20181,2,7	3,000	2,780
Sterling Merger Inc. 11.00% 20193	1,625	1,552
KLA-Tencor Corp. 6.90% 2018	3,750	4,295
Sanmina-SCI Corp. 3.097% 20142,3	3,275	3,144
Sanmina-SCI Corp. 8.125% 2016	1,010	1,023
Advanced Micro Devices, Inc. 8.125% 2017	3,775	3,794
EH Holding Corp. 6.50% 20193	1,300	1,258
EH Holding Corp. 7.625% 20213	1,300	1,258
Blackboard Inc., Term Loan B, 7.50% 20181,2,7	2,150	2,004
Electronic Data Systems Corp., Series B, 6.00% 20132	1,500	1,609
		102,504

MATERIALS — 0.77%
ArcelorMittal 3.75% 2016	4,865	4,480
ArcelorMittal 5.50% 2021	10,095	9,074
ArcelorMittal 6.75% 2041	1,500	1,303
Rio Tinto Finance (USA) Ltd. 2.25% 2016	3,300	3,299
Rio Tinto Finance (USA) Ltd. 2.50% 2016	5,000	5,064
Rio Tinto Finance (USA) Ltd. 9.00% 2019	3,780	5,100
E.I. du Pont de Nemours and Co. 2.75% 2016	7,840	8,244
Teck Resources Ltd. 3.15% 2017	2,880	2,903
Teck Resources Ltd. 6.25% 2041	5,000	5,275
Ardagh Packaging Finance 7.375% 2017	€4,035	5,061
Ardagh Packaging Finance 7.375% 20173	$1,265	1,214
Ardagh Packaging Finance 9.125% 20203	275	249
Ardagh Packaging Finance 9.25% 2020	€510	536
Reynolds Group 8.75% 20163	$4,155	4,186
Reynolds Group 7.875% 20193	2,150	2,085
Nalco Co. 8.25% 2017	1,150	1,259
Nalco Co. 6.625% 20193	2,000	2,200
Georgia Gulf Corp. 9.00% 20173	3,200	3,248
Consolidated Minerals Ltd. 8.875% 20163	3,665	3,143
Ball Corp. 7.125% 2016	1,705	1,799
Ball Corp. 5.75% 2021	835	816
Packaging Dynamics Corp. 8.75% 20163	2,595	2,556
Graphic Packaging International, Inc. 7.875% 2018	2,000	2,060
Rockwood Specialties Group, Inc. 7.625% 2014	€1,500	1,967
POSCO 4.25% 20203	$1,870	1,746
Fibria Overseas Finance Ltd. 6.75% 20213	800	724
		79,591

MUNICIPALS — 0.41%
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.60% 2040	13,450	16,877
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.625% 2040	1,930	2,424
State of Texas, Board of Regents of the University of Texas System, Revenue Financing System Taxable Bonds
(Build America Bonds-Direct Payment), Series 2010-D, 3.076% 2016	10,450	11,263
State of New Jersey, General Obligation Refunding Bonds, Series H, Assured Guaranty Municipal insured, 5.25% 2015	8,000	9,265
State of North Carolina, Eastern Municipal Power Agency, Power System Revenue Refunding Bonds (Federally Taxable),
Series 2003-E, 5.55% 2014	1,625	1,729
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	836	772
		42,330

ASSET-BACKED OBLIGATIONS1 — 0.05%
MBNA Credit Card Master Note Trust, Series 2004-1, Class B, 4.45% 2016	2,750	2,947
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-2, 5.234% 2023	1,500	1,795
Home Equity Mortgage Trust, Series 2006-6, Class 2A-1, 0.335% 20372	1,636	145
		4,887

Total bonds, notes & other debt instruments (cost: $9,582,754,000)		9,941,102

Preferred securities — 0.01%

MISCELLANEOUS — 0.01%
Other preferred securities in initial period of acquisition		1,000

Total preferred securities (cost: $785,000)		1,000

Common stocks — 0.01%	Shares

CONSUMER DISCRETIONARY — 0.01%
American Media, Inc.4,10,11	50,013	640
Adelphia Recovery Trust, Series ACC-111	2,409,545	48
Adelphia Recovery Trust, Series ACC-6B4,11	500,000	3

Total common stocks (cost: $1,032,000)		691

Rights & warrants — 0.00%

TELECOMMUNICATION SERVICES — 0.00%
Hawaiian Telcom Holdco, Inc., warrants, expire 20154,11	21,430	75

Total rights & warrants (cost: $5,038,000)		75

	Principal amount
Short-term securities — 11.15%	(000)

U.S. Treasury Bill 0.06%–0.088% due 8/23/2012	$266,500	266,265
Jupiter Securitization Co., LLC 0.15% due 10/21–10/24/20113	85,000	84,992
JPMorgan Chase & Co. 0.03% due 10/24/2011	50,000	49,999
Freddie Mac 0.035%–0.14% due 10/24–12/15/2011	78,900	78,899
Wal-Mart Stores, Inc. 0.05%–0.06% due 10/14–10/24/20113	78,800	78,797
General Electric Capital Corp. 0.17% due 10/25/2011	72,800	72,792
Hewlett-Packard Co. 0.13% due 10/4/20113	50,000	49,999
Chevron Corp. 0.04% due 10/24/2011	50,000	49,999
CAFCO, LLC 0.19% due 10/7/2011	50,000	49,998
Variable Funding Capital Company LLC 0.13% due 10/24/20113	50,000	49,996
Fannie Mae 0.15%–0.20% due 10/3–10/12/2011	38,680	38,680
Private Export Funding Corp. 0.10%–0.11% due 10/24–11/15/20113	35,750	35,746
Procter & Gamble International Funding S.C.A. 0.054%–0.06% due 10/17–10/18/20113	35,500	35,499
IBM Corp. 0.05% due 10/21/20113	33,000	32,999
John Deere Credit Ltd. 0.04%–0.10% due 10/7–10/24/20113	28,400	28,399
Federal Home Loan Bank 0.034%–0.062% due 10/21/2011	25,600	25,600
State Street Bank & Trust 0.15% due 10/21/2011	25,000	25,000
Emerson Electric Co. 0.06% due 10/24/20113	25,000	24,999
Coca-Cola Co. 0.19% due 10/11/20113	20,600	20,599
Straight-A Funding LLC 0.11% due 10/24/20113	15,000	14,999
Paccar Financial Corp. 0.08% due 10/7/2011	14,700	14,700
Federal Farm Credit Banks 0.01% due 10/24/2011	10,000	10,000
Johnson & Johnson 0.25% due 10/31/20113	9,600	9,599

Total short-term securities (cost: $1,148,620,000)		1,148,555

Total investment securities (cost: $10,738,229,000)		11,091,423
Other assets less liabilities		(788,976)

Net assets		$10,302,447

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
2Coupon rate may change periodically.

3Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,290,318,000, which represented 12.52% of the net assets of the fund.

4Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $5,775,000, which represented .06% of the net assets of the fund.

5Index-linked bond whose principal amount moves with a government price index.
6Scheduled interest and/or principal payment was not received.

7Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $67,085,000, which represented .65% of the net assets of the fund.

8Step bond; coupon rate will increase at a later date.
9Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

10Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date	(000)	(000)	assets
NXP BV and NXP Funding LLC 10.00% 2013	7/17/2009	$7,417	$9,311	.09%
American Media, Inc.	11/17/2010	838	640	.01
Total restricted securities		$8,255	$9,951	.10%

11Security did not produce income during the last 12 months.

Forward currency contracts

The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

As of September 30, 2011, the fund had open forward currency contracts to sell currencies, as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

				(amounts in thousands)
					Unrealized
					appreciation
			Contract amount		(depreciation) at
	Settlement date	Counterparty	Receive	Deliver	9/30/2011

Sales:
Canadian dollars	10/21/2011	UBS AG	$31,909	$ C31,690	$1,684
Danish kroner	10/31/2011	Citibank	$7,830	DKr42,750	135
Euros	10/5/2011	UBS AG	$19,392	€13,380	1,467
Euros	10/11/2011	Barclays Bank PLC	$32,342	€22,970	1,571
Euros	10/20/2011	UBS AG	$13,071	€9,500	346
Euros	10/20/2011	HSBC Bank	$10,927	€7,930	304
Euros	10/20/2011	Barclays Bank PLC	$36,677	€26,610	1,031
Euros	10/21/2011	Barclays Bank PLC	$2,906	€2,130	53
Euros	10/21/2011	Bank of New York Mellon	$8,179	€6,000	142
Euros	10/26/2011	JPMorgan Chase	$29,256	€21,410	578
Euros	11/3/2011	UBS AG	$32,804	€24,050	591
South Korean won	10/26/2011	JPMorgan Chase	$26,734	KRW31,680,000	(108)
South Korean won	10/26/2011	JPMorgan Chase	$2,079	KRW2,525,817	(61)
Swedish kronor	10/7/2011	Barclays Bank PLC	$9,405	SKr59,368	755
					$8,488

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and asked prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the series’ board of trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of September 30, 2011 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$3,701,844	$2,007	$3,703,851
Bonds & notes of U.S. government & government agencies	—	2,917,369	—	2,917,369
Corporate bonds & notes	—	2,625,297	3,050	2,628,347
Bonds & notes of governments & government
agencies outside the U.S.	—	644,318	—	644,318
Municipals	—	42,330	—	42,330
Asset-backed obligations	—	4,887	—	4,887
Preferred securities	1,000	—	—	1,000
Common stocks	48	—	643	691
Rights & warrants	—	75	—	75
Short-term securities	—	1,148,555	—	1,148,555
Total	$1,048	$11,084,675	$5,700	$11,091,423

Forward currency contracts*:	Level 1	Level 2	Level 3	Total
Unrealized appreciation on open forward currency contracts	$—	$8,657	$—	$8,657
Unrealized depreciation on open forward currency contracts	—	(169)	—	(169)
Total	$—	$8,488	$—	$8,488

*Forward currency contracts are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended September 30, 2011 (dollars in thousands):

	Beginning	Transfers					Transfers	Ending
	value at	into			Net realized	Unrealized	out of	value at
	1/1/2011	Level 3†	Purchases	Sales	loss	depreciation	Level 3†	9/30/2011
Investment securities	$2,934	$1,781	$3,050	$(1,671)	$(30)	$(278)	$(86)	$5,700

Net unrealized depreciation during the period on Level 3 investment securities held at September 30, 2011 (dollars in thousands):								$(198)

†Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$441,823
Gross unrealized depreciation on investment securities	(93,894)
Net unrealized appreciation on investment securities	347,929
Cost of investment securities for federal income tax purposes	10,743,494

Key to abbreviations and symbols

C$ = Canadian dollars
DKr = Danish kroner
€ = Euros
£ = British pounds
HUF = Hungarian forints
¥ = Japanese yen
KRW = South Korean won
MXN = Mexican pesos
MYR = Malaysian ringgits
PLN = Polish zloty
SKr = Swedish kronor
ZAR = South African rand

Global Bond FundSM
Investment portfolio

September 30, 2011
unaudited

Bonds, notes & other debt instruments — 95.08%	Principal amount (000)	Value (000)

EUROS — 20.79%
German Government, Series 3, 3.75% 2013	€3,525	US$ 4,990
German Government, Series 157, 2.25% 2015	6,675	9,387
German Government, Series 5, 3.25% 2015	3,990	5,815
German Government, Series 6, 4.00% 2016	17,825	27,074
German Government, Series 6, 3.75% 2017	11,160	16,891
German Government 4.25% 2017	6,900	10,749
German Government, Series 7, 4.00% 2018	8,820	13,672
German Government, Series 8, 4.25% 2018	15,225	24,088
German Government 3.75% 2019	8,240	12,722
German Government, Series 9, 3.25% 2020	26,680	40,145
German Government 6.25% 2030	7,200	14,785
German Government, Series 00, 5.50% 2031	1,000	1,913
German Government, Series 03, 4.75% 2034	660	1,197
German Government 4.00% 2037	3,075	5,118
German Government, Series 8, 4.75% 2040	1,890	3,582
Belgium (Kingdom of), Series 49, 4.00% 2017	26,015	36,444
Belgium (Kingdom of), Series 40, 5.50% 2017	3,250	4,886
Belgium (Kingdom of), Series 61, 4.25% 2021	4,720	6,636
Italian Government 3.75% 2013	6,000	7,944
Italian Government 4.25% 2014	8,500	11,335
Italian Government 3.75% 2016	10,475	13,425
Italian Government 4.75% 2021	3,500	4,461
Netherlands Government Eurobond 5.00% 2012	1,750	2,426
Netherlands Government Eurobond 4.50% 2017	9,595	14,800
Netherlands Government Eurobond 3.75% 2042	2,125	3,452
Spanish Government 3.25% 2016	10,375	13,385
Spanish Government 5.50% 2021	4,550	6,276
French Government B.T.A.N. Eurobond 4.50% 2013	13,750	19,576
Irish Government 5.00% 2013	5,000	6,577
Irish Government 4.00% 2014	1,300	1,655
Irish Government 5.90% 2019	1,500	1,804
Irish Government 5.00% 2020	5,500	6,216
Kingdom of Denmark 1.75% 2015	9,900	13,366
Deutsche Genossenschaftsbank-Hypothekenbank AG, Series 944, 4.50% 20131	2,000	2,781
Deutsche Genossenschaftsbank-Hypothekenbank AG, Series 1043, 4.00% 20161	6,950	10,094
Barclays Bank PLC 4.00% 20191	3,450	4,832
Barclays Bank PLC 6.00% 2021	3,150	3,503
Canadian Government 3.50% 2020	4,000	5,942
Dexia Municipal Agency 4.50% 20171	4,250	5,514
Royal Bank of Scotland PLC 6.934% 2018	4,950	5,210
Koninklijke KPN NV 3.75% 2020	3,750	4,844
Commerzbank AG, Series 774, 7.75% 2021	3,200	3,330
HBOS PLC 4.375% 20192	155	162
Lloyds TSB Bank PLC 6.50% 2020	2,875	3,053
AT&T Inc. 6.125% 2015	2,100	3,161
KfW 4.375% 2013	2,050	2,924
Merrill Lynch & Co., Inc. 4.625% 2018	2,525	2,522
Zurich Finance (USA), Inc., Series 6, 5.75% 20232	1,800	2,381
Wal-Mart Stores, Inc. 4.875% 2029	1,500	2,296
Iberdrola Finanzas, SAU 7.50% 2015	1,500	2,242
Northern Rock PLC, Series 7, 4.125% 20171	1,650	2,214
Munich Re Finance BV 6.75% 20232	1,435	1,990
DaimlerChrysler North America Holding Corp. 4.25% 2011	190	255
Daimler AG, Series 6, 4.125% 2017	1,150	1,619
Bank Nederlandse Gemeenten 3.75% 2014	1,320	1,865
Telecom Italia SpA 7.75% 2033	1,390	1,795
Hungarian Government 6.00% 2019	1,325	1,700
Assicurazioni Generali SpA. 6.90% 20222	1,300	1,619
HSBC Holdings PLC 6.00% 2019	1,150	1,544
Telefónica Emisiones, SAU 4.375% 2016	1,145	1,524
Deutsche Telekom International Finance BV 7.50% 2033	875	1,468
Roche Holdings, Inc. 5.625% 2016	925	1,415
E.ON International Finance BV 5.25% 2015	950	1,409
Imperial Tobacco Finance PLC 8.375% 2016	850	1,350
Anheuser-Busch InBev NV 8.625% 2017	750	1,288
Novartis Finance SA, 4.25% 2016	750	1,099
National Grid Transco PLC 5.00% 2018	725	1,075
Prudential PLC 5.75% 20212	800	1,064
FCE Bank PLC 7.125% 2013	700	959
Schering-Plough Corp. 5.375% 2014	645	947
Aviva PLC, junior subordinated 5.70% (undated)2	890	879
Société Générale 6.125% 2018	700	878
Standard Chartered Bank 5.875% 2017	650	865
France Télécom 5.625% 2018	500	761
NXP BV and NXP Funding LLC 8.625% 2015	450	621
GlaxoSmithKline Capital PLC 5.125% 2012	400	557
CRH Finance BV 7.375% 20142	375	547
ENEL SpA 5.625% 2027	320	408
Ardagh Packaging Finance 7.375% 2017	240	301
Ardagh Packaging Finance 9.25% 2020	100	105
Veolia Environnement 6.125% 2033	250	370
Nara Cable Funding Ltd. 8.875% 2018	300	330
Wind Acquisition SA 7.375% 2018	200	228
Volvo Treasury AB 5.00% 2017	105	145
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 3.625% 2012	70	95
		466,872

JAPANESE YEN — 11.84%
Japanese Government, Series 238, 1.40% 2012	¥295,000	3,847
Japanese Government, Series 248, 0.70% 2013	1,120,000	14,642
Japanese Government, Series 264, 1.50% 2014	131,300	1,767
Japanese Government, Series 269, 1.30% 2015	3,655,300	49,086
Japanese Government, Series 284, 1.70% 2016	3,412,650	47,192
Japanese Government, Series 288, 1.70% 2017	215,000	2,987
Japanese Government, Series 296, 1.50% 2018	475,000	6,536
Japanese Government, Series 299, 1.30% 2019	5,198,550	70,589
Japanese Government, Series 310, 1.00% 2020	3,740,450	49,011
Japanese Government, Series 21, 2.30% 2035	1,111,400	15,657
Japanese Government 2.40% 2038	313,200	4,499
		265,813

MEXICAN PESOS — 3.25%
United Mexican States Government, Series M, 7.00% 2014	MXN 80,000	US$ 6,103
United Mexican States Government, Series MI10, 9.50% 2014	17,500	1,431
United Mexican States Government, Series M10, 8.00% 2015	200,000	15,941
United Mexican States Government, Series M10, 7.25% 2016	77,500	6,056
United Mexican States Government, Series M10, 7.75% 2017	331,400	26,623
United Mexican States Government, Series M, 8.00% 2020	129,000	10,346
United Mexican States Government, Series M20, 10.00% 2024	6,800	627
United Mexican States Government, Series M30, 10.00% 2036	65,000	5,853
		72,980

SOUTH KOREAN WON — 3.24%
South Korean Government, Series 1303, 5.25% 2013	KRW13,550,190	11,774
South Korean Government, Series 1309, 5.75% 2013	13,550,000	11,962
South Korean Government 4.25% 2014	8,260,000	7,139
South Korean Government 4.75% 2014	10,360,000	9,030
South Korean Government 5.00% 2014	9,280,000	8,184
South Korean Government 4.00% 2015	1,680,000	1,446
South Korean Government 5.25% 2015	2,820,000	2,533
South Korean Government 5.50% 2017	9,934,300	9,241
South Korean Government 5.75% 2018	12,150,000	11,534
		72,843

MALAYSIAN RINGGITS — 2.99%
Malaysian Government, Series 509, 3.21% 2013	MYR61,375	19,269
Malaysian Government, Series 204, 5.094% 2014	48,310	15,827
Malaysian Government, Series 0207, 3.814% 2017	38,435	12,243
Malaysian Government, Series 0210, 4.012% 2017	56,905	18,279
Malaysian Government, Series 2/03, 4.24% 2018	5,000	1,623
		67,241

BRITISH POUNDS — 2.90%
United Kingdom 3.25% 2011	£820	1,285
United Kingdom 2.75% 2015	3,000	4,954
United Kingdom 2.00% 2016	3,830	6,165
United Kingdom 4.00% 2016	2,070	3,632
United Kingdom 3.75% 2019	7,840	13,745
United Kingdom 3.75% 2020	5,050	8,826
United Kingdom 5.00% 2025	2,500	4,865
United Kingdom 4.75% 2030	1,000	1,898
United Kingdom 4.25% 2040	7,010	12,346
United Kingdom 4.25% 2046	370	654
RSA Insurance Group PLC 9.375% 20392	569	1,013
RSA Insurance Group PLC 8.50% (undated)2	900	1,344
Virgin Media Secured Finance PLC 5.50% 2021	1,000	1,540
Time Warner Cable Inc. 5.75% 2031	625	1,022
France Télécom 5.00% 2016	500	841
Telecom Italia SpA and Telecom Italia Finance SA, Series 9, 5.625% 2015	500	751
Wal-Mart Stores, Inc. 5.625% 2034	100	185
Tesco PLC 5.50% 2033	100	170
		65,236

POLISH ZLOTY — 2.87%
Polish Government, Series 0414, 5.75% 2014	PLN 90,450	28,001
Polish Government, Series 1017, 5.25% 2017	122,435	36,446
		64,447

CANADIAN DOLLARS — 1.72%
Canadian Government 2.00% 2014	$ C3,375	3,315
Canadian Government 2.00% 2014	3,000	2,938
Canadian Government 4.50% 2015	4,340	4,638
Canadian Government 4.25% 2018	500	555
Canadian Government 3.25% 2021	8,720	9,151
Canada Housing Trust 4.10% 2018	250	270
Canada Housing Trust 3.35% 2020	4,750	4,843
Province of Ontario, Series HC, 9.50% 2022	250	374
Province of Ontario 4.60% 2039	3,125	3,394
Province of Manitoba 4.25% 2018	2,750	2,918
Province de Québec 5.25% 2013	625	644
Province de Québec 9.375% 2023	250	372
Canadian Imperial Bank 5.00% 2012	1,000	986
Hydro One Inc. 5.49% 2040	750	847
Rogers Communications Inc. 5.80% 2016	625	667
Province of New Brunswick 6.75% 2017	500	592
Interprovincial Pipe Line Inc., Series K, 8.20% 2024	375	508
Bank of Nova Scotia 5.04% 2013	250	251
Toronto-Dominion Bank 4.854% 2013	250	250
Wells Fargo & Co. 6.05% 2012	250	248
GE Capital Canada Funding Co., Series A, 5.29% 2012	250	246
Thomson Reuters Corp. 5.70% 2015	150	161
Bank of Montreal 5.18% 2015	150	157
Royal Bank of Canada 5.20% 2012	150	148
TransCanada PipeLines Ltd. 5.05% 2014	125	128
		38,601

SWEDISH KRONOR — 1.50%
Swedish Government, Series 124, 4.00% 20121	SKr 18,000	2,640
Swedish Government, Series 1041, 6.75% 2014	41,010	6,820
Swedish Government, Series 1049, 4.50% 2015	148,900	24,288
		33,748

SINGAPORE DOLLARS — 1.33%
Singapore (Republic of) 3.75% 2016	$ S33,885	29,780

DANISH KRONER — 1.25%
Kingdom of Denmark 5.00% 2013	DKr 6,505	1,277
Kingdom of Denmark 4.00% 2015	124,000	24,914
Nykredit 4.00% 20411	9,926	1,771
		27,962

ISRAELI SHEKELS — 0.70%
Israeli Government 4.50% 2015	ILS16,535	4,561
Israeli Government 5.50% 2017	38,610	11,112
		15,673

AUSTRALIAN DOLLARS — 0.69%
Queensland Treasury Corp., Series 15, 6.00% 2015	$ A12,000	12,354
Queensland Treasury Corp., Series 17, 6.00% 2017	2,040	2,126
European Investment Bank 6.125% 2017	1,000	1,018
		15,498

HUNGARIAN FORINTS — 0.57%
Hungarian Government, Series 14/C, 5.50% 2014	HUF1,194,910	5,277
Hungarian Government, Series 15/A, 8.00% 2015	467,930	2,191
Hungarian Government, Series 17/B, 6.75% 2017	1,194,510	5,252
		12,720

NORWEGIAN KRONER — 0.55%
Norwegian Government 5.00% 2015	NKr65,000	US$12,362

COLOMBIAN PESOS — 0.30%
Colombia (Republic of) Global 12.00% 2015	COP10,710,000	6,756

PHILIPPINE PESOS — 0.18%
Philippines (Republic of), Series 5-67, 6.25% 2014	PHP136,500	3,331
Philippines (Republic of) 6.25% 2036	35,000	758
		4,089

SOUTH AFRICAN RAND — 0.16%
South Africa (Republic of), Series R-206, 7.50% 2014	ZAR14,170	1,795
South Africa (Republic of), Series R-203, 8.25% 2017	13,970	1,768
		3,563

TURKISH LIRA — 0.15%
Turkey (Republic of) 10.00% 2013	TRY6,000	3,322

BRAZILIAN REAIS — 0.07%
Brazil (Federal Republic of) 6.00% 20153	BRL2,043	1,137
Brazil (Federal Republic of) 10.00% 2017	1,000	501
		1,638

ARGENTINE PESOS — 0.00%
Argentina (Republic of) 5.83% 20331,3,4	ARS344	38

U.S. DOLLARS — 38.03%
U.S. Treasury 0.75% 2011	US$ 5,515	5,522
U.S. Treasury 1.00% 2012	31,000	31,160
U.S. Treasury 1.00% 2012	15,828	15,898
U.S. Treasury 0.625% 2013	2,250	2,263
U.S. Treasury 1.125% 2013	9,270	9,406
U.S. Treasury 1.375% 2013	5,250	5,332
U.S. Treasury 2.00% 2013	4,760	4,934
U.S. Treasury 1.875% 20133	6,150	6,442
U.S. Treasury 2.75% 2013	13,000	13,661
U.S. Treasury 2.75% 2013	8,500	8,800
U.S. Treasury 3.875% 2013	4,780	5,018
U.S. Treasury 0.50% 2014	480	481
U.S. Treasury 1.25% 2014	12,990	13,269
U.S. Treasury 1.75% 2014	1,330	1,374
U.S. Treasury 2.125% 2015	6,719	7,108
U.S. Treasury 1.875% 20153	1,452	1,596
U.S. Treasury 1.00% 2016	12,575	12,617
U.S. Treasury 1.50% 2016	10,380	10,668
U.S. Treasury 2.00% 2016	14,720	15,486
U.S. Treasury 2.625% 2016	21,250	22,937
U.S. Treasury 3.00% 2016	205	225
U.S. Treasury 5.125% 2016	16,500	19,706
U.S. Treasury 3.00% 2017	3,250	3,584
U.S. Treasury 2.375% 2018	2,500	2,665
U.S. Treasury 2.625% 2018	1,000	1,083
U.S. Treasury 2.125% 2021	15,285	15,586
U.S. Treasury 4.25% 2039	2,230	2,816
U.S. Treasury 4.375% 2039	2,000	2,580
U.S. Treasury 3.875% 2040	12,750	15,200
U.S. Treasury 4.375% 2040	4,000	5,166
U.S. Treasury 4.625% 2040	2,500	3,352
U.S. Treasury 4.75% 2041	1,500	2,057
Fannie Mae 4.00% 20241	1,778	1,878
Fannie Mae 3.50% 20251	7,458	7,804
Fannie Mae 3.50% 20251	4,685	4,902
Fannie Mae 3.50% 20251	2,830	2,961
Fannie Mae 4.00% 20251	1,572	1,661
Fannie Mae 3.00% 20261	6,900	7,084
Fannie Mae 3.50% 20261	949	993
Fannie Mae 3.50% 20261	135	141
Fannie Mae 5.00% 20351	1,209	1,304
Fannie Mae 6.00% 20361	333	367
Fannie Mae 6.00% 20361	112	123
Fannie Mae 6.50% 20361	954	1,055
Fannie Mae 5.76% 20371,2	1,125	1,215
Fannie Mae 6.00% 20371	195	214
Fannie Mae 6.00% 20371	194	213
Fannie Mae 6.00% 20371	115	127
Fannie Mae 6.00% 20371	86	95
Fannie Mae 6.00% 20371	78	86
Fannie Mae 5.35% 20381,2	373	396
Fannie Mae 6.00% 20381	10,088	11,089
Fannie Mae 6.00% 20381	7,204	7,915
Fannie Mae 6.00% 20381	5,716	6,284
Fannie Mae 6.00% 20381	1,484	1,635
Fannie Mae 6.00% 20381	729	806
Fannie Mae 6.00% 20381	584	641
Fannie Mae 6.00% 20381	457	502
Fannie Mae 6.00% 20381	185	203
Fannie Mae 3.549% 20391,2	35	36
Fannie Mae 3.747% 20391,2	353	370
Fannie Mae 3.823% 20391,2	9	10
Fannie Mae 3.861% 20391,2	9	10
Fannie Mae 3.90% 20391,2	177	186
Fannie Mae 3.944% 20391,2	287	304
Fannie Mae 3.958% 20391,2	10	10
Fannie Mae 6.00% 20391	126	138
Fannie Mae 3.50% 20401	1,471	1,514
Fannie Mae 3.50% 20401	971	999
Fannie Mae 4.00% 20401	10,030	10,535
Fannie Mae 4.00% 20401	4,847	5,107
Fannie Mae 4.00% 20401	3,150	3,309
Fannie Mae 4.00% 20401	2,506	2,632
Fannie Mae 4.00% 20401	2,143	2,258
Fannie Mae 4.00% 20401	289	305
Fannie Mae 4.50% 20401	3,409	3,623
Fannie Mae 4.50% 20401	1,810	1,924
Fannie Mae 4.50% 20401	1,779	1,890
Fannie Mae 3.50% 20411	6,690	6,879
Fannie Mae 3.50% 20411	3,927	4,042
Fannie Mae 3.50% 20411	985	1,014
Fannie Mae 4.00% 20411	11,273	11,841
Fannie Mae 4.00% 20411	9,003	9,457
Fannie Mae 4.00% 20411	4,650	4,884
Fannie Mae 4.00% 20411	2,674	2,809
Fannie Mae 4.00% 20411	1,259	1,327
Fannie Mae 4.00% 20411	783	825
Fannie Mae 4.00% 20411	296	311
Fannie Mae 4.50% 20411	15,250	16,186
Fannie Mae 4.50% 20411	5,878	6,248
Fannie Mae 5.00% 20411	702	755
Fannie Mae 5.50% 20411	4,000	4,341
Freddie Mac, Series 3213, Class OG, principal only, 0% 20361	55	51
Freddie Mac, Series 3292, Class BO, principal only, 0% 20371	393	374
Freddie Mac 6.00% 20371	961	1,055
Freddie Mac 6.00% 20371	110	121
Freddie Mac 4.731% 20381,2	217	229
Freddie Mac 5.50% 20381	2,475	2,682
Freddie Mac 5.50% 20381	547	595
Freddie Mac 6.00% 20381	86	94
Freddie Mac 3.717% 20391,2	11	12
Freddie Mac 6.50% 20391	2,726	3,033
Freddie Mac 4.00% 20411	1,950	2,046
France Government Agency-Guaranteed, Société Finance 2.875% 20145	1,150	1,208
Société Générale 5.75% 20165	960	873
Société Générale 5.20% 20215	6,700	5,836
Deutsche Telekom International Finance BV 5.875% 2013	810	867
Deutsche Telekom International Finance BV 3.125% 20165	1,995	1,988
Deutsche Telekom International Finance BV 8.75% 20302	1,455	1,949
Deutsche Telekom International Finance BV 9.25% 2032	1,240	1,769
JPMorgan Chase & Co. 2.60% 2016	1,500	1,470
JPMorgan Chase & Co. 3.15% 2016	1,500	1,493
JPMorgan Chase & Co. 3.45% 2016	2,835	2,851
JPMorgan Chase & Co. 4.625% 2021	670	687
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 20371	610	619
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 6.074% 20381,2	900	973
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 20391	4,500	4,688
UBS AG 2.25% 2014	800	780
UBS AG 5.875% 2017	2,195	2,263
UBS AG 5.75% 2018	2,250	2,320
UBS AG 4.875% 2020	885	855
Comcast Corp. 5.30% 2014	750	814
Comcast Corp. 6.30% 2017	320	375
Comcast Corp. 5.875% 2018	1,760	2,044
Comcast Corp. 6.45% 2037	250	289
Comcast Corp. 6.95% 2037	820	989
Comcast Corp. 6.40% 2040	1,250	1,464
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.477% 20371,2	122	124
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.072% 20451,2	1,435	1,583
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 20461,5	1,125	1,140
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 20461,5	2,500	2,557
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.932% 20491,2	285	304
Anheuser-Busch InBev NV 3.625% 2015	980	1,051
Anheuser-Busch InBev NV 6.875% 2019	290	370
Anheuser-Busch InBev NV 7.75% 2019	2,195	2,858
Anheuser-Busch InBev NV 5.375% 2020	1,000	1,169
Wells Fargo & Co. 3.676% 2016	1,435	1,496
Wells Fargo & Co. 5.625% 2017	2,740	3,105
Wells Fargo & Co. 4.60% 2021	750	804
Standard Chartered PLC 3.85% 20155	1,670	1,713
Standard Chartered PLC 3.20% 20165	1,370	1,361
Standard Chartered Bank 6.40% 20175	2,000	2,110
Morgan Stanley 3.80% 2016	590	545
Morgan Stanley, Series F, 5.625% 2019	800	753
Morgan Stanley, Series F, 5.75% 2021	4,190	3,867
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp., Series L, 3.125% 2012	500	510
Bank of America Corp. 3.75% 2016	1,500	1,367
Bank of America Corp. 5.75% 2017	405	381
Bank of America Corp. 5.00% 2021	3,110	2,784
HBOS PLC 6.75% 20185	4,150	3,546
Lloyds TSB Bank PLC 6.375% 2021	600	593
HBOS PLC 6.00% 20335	1,350	876
Express Scripts Inc. 5.25% 2012	480	493
Express Scripts Inc. 3.125% 2016	4,455	4,506
Goldman Sachs Group, Inc. 3.625% 2016	1,500	1,463
Goldman Sachs Group, Inc. 7.50% 2019	2,500	2,797
Goldman Sachs Group, Inc. 6.25% 2041	270	264
Westfield Group 5.40% 20125	465	479
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20145	170	179
Westfield Group 7.50% 20145	175	195
Westfield Group 5.70% 20165	640	687
Westfield Group 7.125% 20185	1,745	1,998
WEA Finance LLC 4.625% 20215	910	872
Burlington Northern Santa Fe LLC 5.75% 2018	40	47
Burlington Northern Santa Fe LLC 4.70% 2019	370	413
Burlington Northern Santa Fe LLC 3.45% 2021	2,730	2,790
Burlington Northern Santa Fe LLC 4.10% 2021	1,000	1,068
Verizon Communications Inc. 5.50% 2017	500	571
Verizon Communications Inc. 4.60% 2021	1,720	1,908
Verizon Communications Inc. 6.00% 2041	1,500	1,835
Prologis, Inc. 7.625% 2014	600	654
Prologis, Inc. 6.125% 2016	690	714
Prologis, Inc. 6.625% 2018	830	863
Prologis, Inc. 7.375% 2019	1,835	1,990
Citigroup Inc. 4.587% 2015	1,075	1,105
Citigroup Inc. 4.75% 2015	2,250	2,309
Citigroup Inc. 6.125% 2018	695	747
Polish Government 6.375% 2019	2,175	2,398
Polish Government 5.125% 2021	1,560	1,560
Hungarian Government 6.25% 2020	3,300	3,217
Hungarian Government 6.375% 2021	750	733
Intesa Sanpaolo SpA 6.50% 20215	4,365	3,889
Enbridge Energy Partners, LP, Series B, 6.50% 2018	1,895	2,215
Enbridge Energy Partners, LP 9.875% 2019	750	997
Enbridge Energy Partners, LP 5.20% 2020	460	491
Telecom Italia Capital SA 6.999% 2018	1,227	1,232
Telecom Italia Capital SA 7.175% 2019	273	274
Telecom Italia Capital SA 6.375% 2033	475	408
Telecom Italia Capital SA 7.20% 2036	1,670	1,534
Croatian Government 6.75% 20195	2,000	1,937
Croatian Government 6.625% 20205	580	555
Croatian Government 6.375% 20215	1,025	947
CIT Group Inc., Series A, 7.00% 20141	88	90
CIT Group Inc., Series A, 7.00% 2015	1,615	1,605
CIT Group Inc., Series A, 7.00% 2016	1,500	1,457
Volvo Treasury AB 5.95% 20155	2,920	3,162
Korea Development Bank 5.30% 2013	1,350	1,402
Korea Development Bank 8.00% 2014	1,550	1,732
British American Tobacco International Finance PLC 9.50% 20185	2,253	3,066
American Tower Corp. 7.00% 2017	2,700	3,059
Hospitality Properties Trust 6.30% 2016	2,000	2,076
Hospitality Properties Trust 6.70% 2018	905	970
Telefónica Emisiones, SAU 5.134% 2020	2,225	2,078
Telefónica Emisiones, SAU 5.462% 2021	900	857
Pan Pacific Retail Properties, Inc. 6.125% 2013	215	225
Kimco Realty Corp., Series C, 4.904% 2015	235	246
Kimco Realty Corp. 4.30% 2018	985	991
Kimco Realty Corp. 6.875% 2019	1,250	1,431
First Data Corp., Term Loan B2, 2.985% 20141,2,6	1,258	1,096
First Data Corp. 9.875% 2015	38	32
First Data Corp. 9.875% 2015	19	16
First Data Corp. 10.55% 20154	18	15
First Data Corp. 11.25% 2016	500	340
First Data Corp. 8.25% 20215	322	256
First Data Corp. 12.625% 20215	1,148	855
First Data Corp. 8.75% 20222,4,5	323	257
Lithuania (Republic of) 6.75% 2015	990	1,033
Lithuania (Republic of) 6.125% 20215	1,765	1,739
CenterPoint Energy Resources Corp. 4.50% 2021	2,630	2,714
BNP Paribas 5.00% 2021	2,700	2,652
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.60% 2040	1,800	2,259
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.625% 2040	285	358
Developers Diversified Realty Corp. 5.50% 2015	735	735
Developers Diversified Realty Corp. 9.625% 2016	315	357
Developers Diversified Realty Corp. 7.50% 2017	1,000	1,057
Developers Diversified Realty Corp. 7.875% 2020	395	420
HSBC Finance Corp. 0.756% 20162	2,800	2,499
Roche Holdings Inc. 6.00% 20195	1,280	1,568
Roche Holdings Inc. 7.00% 20395	630	904
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.398% 20441,2	1,150	1,252
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 20481	1,030	1,096
Ford Motor Credit Co. 8.70% 2014	250	271
Ford Motor Credit Co. 8.00% 2016	850	930
Ford Motor Credit Co. 6.625% 2017	1,100	1,148
Woodside Finance Ltd. 4.60% 20215	2,225	2,306
Veolia Environnement 5.25% 2013	1,980	2,084
Veolia Environnement 6.00% 2018	200	222
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 20461,5	1,161	1,196
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3, 5.002% 20461,5	1,000	1,077
Tennessee Valley Authority 5.25% 2039	1,750	2,263
South Africa (Republic of) 5.50% 2020	2,030	2,230
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 20361	11	11
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 20371	100	100
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 20391	1,405	1,476
CS First Boston Mortgage Securities Corp., Series 2006-C2, Class A-3, 5.824% 20391,2	600	631
United States Government Agency-Guaranteed (FDIC insured), Regions Bank 3.25% 2011	625	628
Regions Financial Corp. 7.75% 2014	1,122	1,130
Regions Financial Corp. 5.20% 2015	400	376
Regions Financial Corp. 5.75% 2015	78	76
Canadian National Railway Co. 4.95% 2014	2,005	2,185
UniCredito Italiano SpA 6.00% 20175	1,525	1,178
HVB Funding Trust I, junior subordinated 8.741% 20315	850	718
HVB Funding Trust III, junior subordinated 9.00% 20315	300	253
Jackson National Life Global 5.375% 20135	1,990	2,103
Mandalay Resort Group 6.375% 2011	25	25
MGM Resorts International 6.75% 2013	25	24
MGM Resorts International 13.00% 2013	325	372
MGM Resorts International 5.875% 2014	1,250	1,147
MGM Resorts International 9.00% 2020	500	522
Nextel Communications, Inc., Series E, 6.875% 2013	175	171
Nextel Communications, Inc., Series F, 5.95% 2014	1,625	1,532
Nextel Communications, Inc., Series D, 7.375% 2015	175	167
Sprint Capital Corp. 8.75% 2032	250	218
Academy, Ltd., Term Loan B, 6.00% 20181,2,6	2,175	2,087
HCA Inc. 6.375% 2015	1,290	1,261
HCA Inc. 6.50% 2020	800	784
Virgin Media Finance PLC 8.375% 20195	800	854
Virgin Media Secured Finance PLC 5.25% 2021	1,100	1,188
PTT Exploration & Production Ltd 5.692% 20215	2,000	2,027
Time Warner Cable Inc. 6.75% 2018	815	951
Time Warner Cable Inc. 5.00% 2020	1,000	1,065
SBC Communications Inc. 5.10% 2014	100	110
AT&T Inc. 5.35% 2040	1,000	1,052
AT&T Inc. 5.55% 2041	750	813
Norfolk Southern Corp. 5.75% 2016	985	1,132
Norfolk Southern Corp. 5.90% 2019	670	809
Williams Partners L.P. and Williams Partners Finance Corp. 3.80% 2015	525	548
Williams Partners L.P. 4.125% 2020	375	373
Williams Partners L.P. and Williams Partners Finance Corp. 5.25% 2020	925	998
United Mexican States Government Global 5.95% 2019	1,660	1,892
Volkswagen International Finance NV 1.625% 20135	1,850	1,857
AES Corp. 7.75% 2015	850	867
AES Corp. 8.00% 2020	975	980
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A-3, 5.855% 20391,2	80	86
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 20411,2	1,165	1,239
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class AM, 4.805% 20431,2	520	520
Edison Mission Energy 7.50% 2013	800	748
Midwest Generation, LLC, Series B, 8.56% 20161	54	54
Edison Mission Energy 7.00% 2017	350	210
Edison Mission Energy 7.20% 2019	1,325	762
Edison Mission Energy 7.625% 2027	125	69
Realogy Corp., Letter of Credit, 4.518% 20161,2,6	2	2
Realogy Corp., Term Loan B, 4.522% 20161,2,6	13	11
Realogy Corp., Second Lien Term Loan A, 13.50% 20171,6	1,275	1,237
Realogy Corp. 7.875% 20195	750	570
Public Service Electric and Gas Co., Series E, 5.30% 2018	1,520	1,803
Progress Energy, Inc. 6.05% 2014	1,000	1,102
Progress Energy, Inc. 7.05% 2019	520	648
Univision Communications Inc., Term Loan, 4.489% 20171,2,6	676	571
Univision Communications Inc. 6.875% 20195	385	345
Univision Communications Inc. 8.50% 20215	1,040	816
Simon Property Group, LP 4.20% 2015	625	660
Simon Property Group, LP 10.35% 2019	750	1,006
Esterline Technologies Corp. 6.625% 2017	865	878
Esterline Technologies Corp. 7.00% 2020	760	785
Michaels Stores, Inc. 0%/13.00% 20167	675	699
Michaels Stores, Inc. 7.75% 2018	1,000	940
US Investigations Services, Inc., Term Loan B, 2.981% 20151,2,6	193	176
US Investigations Services, Inc., Term Loan B, 7.75% 20151,2,6	781	766
US Investigations Services, Inc. 10.50% 20155	700	654
US Investigations Services, Inc. 11.75% 20165	45	42
Frontier Communications Corp. 8.25% 2017	300	292
Frontier Communications Corp. 8.50% 2020	1,350	1,316
Santander Issuances, SA Unipersonal 6.50% 20192,5	1,700	1,594
NCL Corp. Ltd. 11.75% 2016	1,300	1,469
NCL Corp. Ltd. 9.50% 20185	100	101
Royal Bank of Scotland Group PLC 4.375% 2016	565	541
Royal Bank of Scotland Group PLC 4.70% 2018	300	244
RBS Capital Trust II 6.425% noncumulative trust2,8	1,330	645
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)2,5,8	200	128
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	1,250	1,556
Koninklijke KPN NV 8.375% 2030	1,200	1,552
TXU, Term Loan, 3.726% 20141,2,6	215	153
TXU, Term Loan, 4.772% 20171,2,6	859	577
Texas Competitive Electric Holdings Co. LLC, 11.50% 20205	1,000	805
TransDigm Inc. 7.75% 2018	1,480	1,513
JMC Steel Group Inc. 8.25% 20185	1,600	1,512
Cinemark USA, Inc. 8.625% 2019	1,450	1,501
ARAMARK Corp. 8.50% 2015	955	972
ARAMARK Corp. 8.625% 20164,5	500	495
CEVA Group PLC 11.625% 20165	625	614
CEVA Group PLC 8.375% 20175	825	767
CEVA Group PLC 11.50% 20185	75	69
Banc of America Commercial Mortgage Inc., Series 2006-4, Class A-4, 5.634% 20461	785	853
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.801% (undated)1,2	545	576
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 20145	25	27
Charter Communications, Inc. 13.50% 2016	513	588
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.25% 2017	500	502
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.875% 2018	175	179
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.125% 2020	125	131
MacDermid 9.50% 20175	1,525	1,418
Revel Entertainment, Term Loan B, 9.00% 20181,2,6	1,700	1,415
Petroplus Finance Ltd. 6.75% 20145	675	591
Petroplus Finance Ltd. 7.00% 20175	900	733
Petroplus Finance Ltd. 9.375% 20195	100	86
Boston Scientific Corp. 6.00% 2020	1,250	1,405
Clearwire Communications and Clearwire Finance, Inc., Series A, 12.00% 20155	1,100	938
Clearwire Communications and Clearwire Finance, Inc., Series B, 12.00% 20155	475	405
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20175	75	45
Hanesbrands Inc., Series B, 3.77% 20142	640	629
Hanesbrands Inc. 8.00% 2016	700	744
Wynn Las Vegas, LLC and Wynn Capital Corp. 7.75% 2020	1,300	1,371
Limited Brands, Inc. 7.00% 2020	1,290	1,361
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	250	270
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	750	1,080
Level 3 Financing, Inc. 8.75% 2017	500	463
Level 3 Financing, Inc. 10.00% 2018	150	145
Level 3 Escrow Inc. 8.125% 20195	650	576
Level 3 Communications, Inc. 11.875% 20195	150	143
Teekay Corp. 8.50% 2020	1,375	1,323
Pfizer Inc 4.45% 2012	250	254
Pfizer Inc 6.20% 2019	840	1,055
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.90% 20145	1,240	1,308
Boyd Gaming Corp. 6.75% 2014	525	454
Boyd Gaming Corp. 7.125% 2016	350	259
Boyd Gaming Corp. 9.125% 20185	700	579
Vodafone Group PLC, Term Loan, 6.875% 20151,4,6,9	910	914
Vodafone Group PLC, Term Loan B, 6.25% 20161,4,6,9	375	375
Crown Castle International Corp. 9.00% 2015	1,050	1,129
Crown Castle International Corp. 7.75% 20175	150	160
J.C. Penney Co., Inc. 5.75% 2018	545	534
J.C. Penney Co., Inc. 5.65% 2020	800	754
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	250	305
CMS Energy Corp. 8.75% 2019	350	410
CMS Energy Corp. 6.25% 2020	550	570
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	100	103
Elan Finance PLC and Elan Finance Corp. 8.75% 2016	830	863
Elan Finance PLC and Elan Finance Corp. 8.75% 2016	300	316
Georgia Gulf Corp. 9.00% 20175	1,260	1,279
Husky Energy Inc. 7.25% 2019	1,040	1,278
Rite Aid Corp. 9.75% 2016	535	567
Rite Aid Corp. 8.00% 2020	675	707
Cricket Communications, Inc. 7.75% 2016	1,250	1,261
Petrobras International 5.75% 2020	810	849
Petrobras International 6.875% 2040	380	405
Time Warner Inc. 4.75% 2021	740	780
Time Warner Inc. 6.50% 2036	240	274
Time Warner Inc. 6.25% 2041	170	195
Government National Mortgage Assn. 3.50% 20251	1,179	1,248
General Electric Co. 5.00% 2013	150	157
General Electric Co. 5.25% 2017	975	1,086
RBS Global, Inc. and Rexnord LLC 11.75% 2016	200	205
RBS Global, Inc. and Rexnord LLC 8.50% 2018	1,075	1,035
FMG Resources 7.00% 20155	1,325	1,239
Kinder Morgan Energy Partners LP 6.00% 2017	140	159
Kinder Morgan Energy Partners LP 6.85% 2020	910	1,078
Albertson’s, Inc. 7.25% 2013	400	398
SUPERVALU INC. 8.00% 2016	705	670
Albertson’s, Inc. 8.00% 2031	190	151
Overseas Shipholding Group, Inc. 8.125% 2018	1,450	1,211
Ply Gem Industries, Inc. 8.25% 2018	1,450	1,189
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 20431,2	805	882
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 20451	280	304
BBVA Bancomer SA 4.50% 20165	1,250	1,175
Jaguar Land Rover PLC 7.75% 20185	1,300	1,163
AMC Entertainment Inc. 8.00% 2014	25	24
AMC Entertainment Inc. 8.75% 2019	1,150	1,136
Cardinal Health, Inc. 4.625% 2020	1,050	1,144
Host Marriott, LP, Series O, 6.375% 2015	300	300
Host Hotels & Resorts LP 9.00% 2017	325	353
Host Hotels & Resorts LP 6.00% 2020	500	489
Energy Transfer Partners, LP 7.50% 2020	1,100	1,136
QBE Capital Funding III LP 7.25% 20412,5	1,250	1,133
Kroger Co. 7.50% 2014	1,000	1,132
Quintiles, Term Loan B, 5.00% 20181,2,6	1,197	1,129
SRA International, Inc., Term Loan B, 6.50% 20181,2,6	700	649
Sterling Merger Inc. 11.00% 20195	500	478
NBCUniversal Media, LLC 5.15% 2020	1,000	1,100
Wind Acquisition SA 11.75% 20175	825	705
Wind Acquisition SA 7.25% 20185	450	385
Shell International Finance BV 4.00% 2014	1,010	1,090
Ardagh Packaging Finance 7.375% 20175	660	634
Ardagh Packaging Finance 9.125% 20205	500	453
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.146% 20141,2,6	30	20
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 2.369% 20141,2,6	477	331
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 10.50% 20141,2,6	409	357
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015	525	226
Hawker Beechcraft Acquisition Co., LLC 8.875% 20152,4	351	148
France Télécom 4.375% 2014	275	294
France Télécom 2.125% 2015	795	788
Arch Coal, Inc. 7.00% 20195	1,125	1,074
Intergen Power 9.00% 20175	1,050	1,074
EchoStar DBS Corp 7.125% 2016	300	305
DISH DBS Corp 6.75% 20215	800	768
News America Inc. 6.15% 2041	1,000	1,064
NV Energy, Inc 6.25% 2020	1,000	1,050
Needle Merger Sub Corp. 8.125% 20195	1,200	1,050
Unum Group 5.625% 2020	945	1,044
United States Government Agency-Guaranteed (FDIC insured), PNC Funding Corp. 2.30% 2012	125	127
PNC Funding Corp. 6.70% 2019	750	903
Union Pacific Corp. 5.70% 2018	200	234
Union Pacific Corp. 6.15% 2037	650	794
Bon-Ton Department Stores, Inc. 10.25% 2014	1,275	1,026
Local T.V. Finance LLC, Term Loan B, 2.24% 20131,2,6	1,087	1,021
NXP BV and NXP Funding LLC 2.999% 20132	174	169
NXP BV and NXP Funding LLC 9.75% 20185	800	840
Toys “R” Us Property Co. II, LLC 8.50% 2017	225	221
Toys “R” Us Property Co. I, LLC 10.75% 2017	75	80
Toys “R” Us-Delaware, Inc., Term Loan B2, 5.25% 20181,2,6	424	404
Toys “R” Us, Inc. 7.375% 2018	350	299
PETCO Animal Supplies, Inc. 9.25% 20185	995	1,000
Barclays Bank PLC 5.125% 2020	1,000	983
Advanced Micro Devices, Inc. 8.125% 2017	975	980
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	1,200	978
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	625	641
Sally Holdings LLC and Sally Capital Inc. 10.50% 2016	300	311
CONSOL Energy Inc. 8.00% 2017	750	788
CONSOL Energy Inc. 8.25% 2020	150	159
United Air Lines, Inc., Term Loan B, 2.25% 20141,2,6	731	697
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20201	34	34
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 20221	65	68
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 20221	137	145
Associated Banc-Corp 5.125% 2016	900	938
Allison Transmission Holdings, Inc. 11.00% 20155	900	936
Smithfield Foods, Inc., Series B, 7.75% 2013	54	56
Smithfield Foods, Inc. 10.00% 2014	500	570
Smithfield Foods, Inc. 7.75% 2017	300	310
Stater Bros. Holdings Inc. 7.75% 2015	900	923
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 20145	855	917
Denmark Government Agency-Guaranteed, Danish Finance Co. 2.45% 20125	900	912
Australia Government Agency-Guaranteed, Australia and New Zealand Banking Group Ltd. 3.25% 20125	900	912
Royal Caribbean Cruises Ltd. 11.875% 2015	775	903
C&S Group Enterprises LLC 8.375% 20175	890	899
Bausch & Lomb Inc. 9.875% 2015	875	882
PTS Acquisition Corp. 9.50% 20152,4	958	879
DAE Aviation Holdings, Inc. 11.25% 20155	861	874
Kansas City Southern Railway Co. 13.00% 2013	292	335
Kansas City Southern Railway Co. 8.00% 2015	500	534
Brandywine Operating Partnership, LP 7.50% 2015	800	868
Bermudan Government 5.603% 20205	800	866
SunGard Data Systems Inc. 10.625% 2015	200	210
SunGard Data Systems Inc. 7.375% 2018	700	655
Tenet Healthcare Corp. 7.375% 2013	690	697
Tenet Healthcare Corp. 9.25% 2015	145	146
Navios Maritime Acquisition Corporation and Navios Acquisition Finance (US) Inc. 8.625% 2017	700	586
Navios Maritime Holdings Inc. 8.125% 20195	300	252
Public Service Co. of Colorado 3.20% 2020	815	832
Continental Resources Inc. 8.25% 2019	225	242
Continental Resources Inc. 7.375% 2020	75	78
Continental Resources Inc. 7.125% 2021	500	508
Concho Resources Inc. 8.625% 2017	400	426
Concho Resources Inc. 7.00% 2021	400	400
VWR Funding, Inc., Series B, 10.25% 20152,4	819	815
Chevron Corp. 4.95% 2019	680	812
MBNA Credit Card Master Note Trust, Series 2004-1, Class B, 4.45% 20161	750	804
Mohegan Tribal Gaming Authority 8.00% 2012	300	200
Mohegan Tribal Gaming Authority 7.125% 2014	1,175	593
Devon Energy Corp. 6.30% 2019	650	790
Egypt (Arab Republic of) 5.75% 20205	325	326
Egypt (Arab Republic of) 6.875% 20405	500	460
Electricité de France SA 6.95% 20395	625	783
Synovus Financial Corp. 5.125% 2017	912	775
Accellent Inc. 8.375% 2017	800	766
CSC Holdings, Inc. 8.50% 2014	700	759
South Korean Government 5.75% 2014	700	756
Clear Channel Worldwide Holdings, Inc., Series B, 9.25% 2017	725	745
Alkermes, Inc., Term Loan B, 6.75% 20171,2,6	450	441
Alkermes, Inc., Term Loan B, 9.50% 20181,2,6	285	282
Warner Music Group 9.50% 20165	550	560
Warner Music Group 9.50% 2016	150	153
Radio One, Inc., Term Loan B, 7.50% 20161,2,6	736	709
Rio Tinto Finance (USA) Ltd. 8.95% 2014	230	272
Rio Tinto Finance (USA) Ltd. 2.25% 2016	435	435
ConvaTec Healthcare 10.50% 20185	790	699
Staples, Inc. 9.75% 2014	600	696
Tower Automotive Holdings 10.625% 20175	697	694
Nielsen Finance LLC and Nielsen Finance Co. 11.50% 2016	608	693
Ingles Markets, Inc. 8.875% 2017	650	684
International Paper Co. 7.30% 2039	600	678
H&E Equipment Services, Inc. 8.375% 2016	700	676
Burlington Coat Factory Warehouse Corp., Term Loan B, 6.25% 20171,2,6	691	663
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-3, 5.922% (undated)1,2	600	656
Nortek Inc. 10.00% 20185	700	651
Ashtead Capital, Inc. 9.00% 20165	650	647
Serena Software, Inc. 10.375% 2016	625	641
GlaxoSmithKline Capital Inc. 4.85% 2013	600	640
Biogen Idec Inc. 6.00% 2013	600	635
Tops Holding Corp. and Tops Markets, LLC. 10.125% 2015	625	628
Enel Finance International SA 3.875% 20145	640	625
Rockwood Specialties Group, Inc. 7.50% 2014	610	618
Digicel Group Ltd. 12.00% 20145	100	113
Digicel Group Ltd. 12.00% 2014	100	113
Digicel Group Ltd. 8.875% 20155	400	382
ArcelorMittal 5.50% 2021	665	598
Forest Oil Corp. 7.25% 2019	600	594
StatoilHydro ASA 5.25% 2019	500	591
LBI Escrow Corp 8.00% 20175	545	590
Australia Government Agency-Guaranteed, National Australia Bank 3.375% 20145	560	583
Symbion Inc 8.00% 20165	630	570
Denbury Resources Inc. 9.75% 2016	500	543
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.51% 20441,2	500	538
RailAmerica, Inc. 9.25% 2017	480	522
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	500	504
Rouse Co. 5.375% 2013	500	498
Dominican Republic 7.50% 20211,5	500	492
Centene Corp. 5.75% 2017	500	491
EH Holding Corp. 6.50% 20195	500	484
Fox Acquisition LLC 13.375% 20165	455	481
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-2, 5.234% 20231	400	479
LightSquared, Term Loan B, 12.00% 20141,4,6	969	477
Alpha Natural Resources, Inc. 6.00% 2019	500	469
NRG Energy, Inc. 7.375% 2017	450	466
Atlas Copco AB 5.60% 20175	400	459
AstraZeneca PLC 5.40% 2012	380	398
Seneca Gaming Corp. 8.25% 20185	400	387
El Paso Pipeline Partners Operating Co., LLC 5.00% 2021	370	373
ACE INA Holdings Inc. 2.60% 2015	365	370
POSCO 4.25% 20205	380	355
TransCanada PipeLines Ltd. 7.625% 2039	250	342
Neiman Marcus Group, Inc. 10.375% 2015	300	305
National Grid PLC 6.30% 2016	250	288
Thomson Reuters Corp. 5.95% 2013	250	270
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20371,5	250	269
Gymboree Corp., Term Loan 1L, 5.00% 20181,2,6	298	266
CNA Financial Corp. 7.35% 2019	230	255
AXA SA 8.60% 2030	220	247
State of New Jersey, Economic Development Authority, Energy Facility Revenue Bonds (ACR Energy Partners, LLC Project),
Series 2011-B, 12.00% 20305	240	245
SLM Corp., Series A, 0.483% 20112	240	239
International Lease Finance Corp. 5.00% 2012	195	192
McKesson Corp. 3.25% 2016	180	190
E.ON International Finance BV 6.65% 20385	150	189
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 20381	150	154
Delhaize Group 6.50% 2017	100	117
Canadian Natural Resources Ltd. 5.70% 2017	100	114
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013	75	75
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-2, 4.98% 20151	54	56
Tyson Foods, Inc. 6.85% 20162	40	44
Liberty Mutual Group Inc. 6.50% 20355	30	29
Scottish Power PLC 5.375% 2015	25	26
Northwest Airlines, Inc., Term Loan B, 3.87% 20131,2,6	4	4
Northwest Airlines, Inc., Term Loan A, 2.12% 20181,2,6	8	7
Hawaiian Telcom, Inc., Term Loan, 9.00% 20151,2,4,6	7	7
		854,117

Total bonds, notes & other debt instruments (cost: $2,088,314,000)		2,135,299

Preferred securities — 0.02%	Shares

U.S. DOLLARS — 0.02%
Citigroup Inc. 6.95% preferred	22,000	517

Total preferred securities (cost: $534,000)		517

		Value
Common stocks — 0.01%	Shares	(000)

U.S. DOLLARS — 0.01%
Cooper-Standard Holdings Inc.5,10	4,134	US$ 174
Hawaiian Telcom Holdco, Inc.10	139	2
Atrium Corp.9,10,11	2	—

Total common stocks (cost: $124,000)		176

Rights & warrants — 0.00%

U.S. DOLLARS — 0.00%
Cooper-Standard Holdings Inc., warrants, expire 20175,9,10	289	7
Hawaiian Telcom Holdco, Inc., warrants, expire 20159,10	106	1

Total rights & warrants (cost: $30,000)		8

	Principal amount
Short-term securities — 4.82%	(000)

Hewlett-Packard Co. 0.14% due 10/5/20115	US$25,000	24,999
General Electric Capital Services, Inc. 0.18% due 11/8/2011	22,700	22,697
Falcon Asset Securitization Co., LLC 0.15% due 10/20/20115	15,400	15,399
Canadian Wheat Board 0.05% due 11/14/2011	10,600	10,597
U.S. Treasury Bill 0.223% due 1/12/2012	10,450	10,450
Québec (Province of) 0.09% due 11/21/20115	10,000	9,996
Old Line Funding, LLC 0.17% due 10/20/20115	7,500	7,499
KFW 0.20% due 12/22/20115	3,400	3,399
Barclays U.S. Funding Corp. 0.08% due 10/3/2011	2,000	2,000
Province of Ontario 0.07% due 11/7/2011	1,300	1,300

Total short-term securities (cost: $108,333,000)		108,336

Total investment securities (cost: $2,197,335,000)		2,244,336
Other assets less liabilities		1,506

Net assets		US$2,245,842

1Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
2Coupon rate may change periodically.
3Index-linked bond whose principal amount moves with a government price index.
4Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

5Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $169,407,000, which represented 7.54% of the net assets of the fund.

6Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $16,844,000, which represented .75% of the net assets of the fund.

7Step bond; coupon rate will increase at a later date.
8Scheduled interest and/or principal payment was not received.
9Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,297,000, which represented .06% of the net assets of the fund.
10Security did not produce income during the last 12 months.

11Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired 4/30/2010 at a cost of less than $1,000) may be subject to legal or contractual restrictions on resale.

Forward currency contracts

The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

As of September 30, 2011, the fund had open forward currency contracts to purchase or sell currencies, as shown in the following table. The average notional amount of open forward currency contracts was $288,798,000 over the prior 12-month period.

					(amounts in thousands)
						Unrealized
						(depreciation)
			Contract amount			appreciation at
	Settlement date	Counterparty	Receive		Deliver	9/30/2011

Purchases:
Japanese yen	10/5/2011	UBS AG		¥1,381,743	$17,975	$(59)
Japanese yen	10/7/2011	Citibank		¥1,001,752	$13,026	(37)
Japanese yen	10/7/2011	Barclays Bank PLC		¥1,049,507	$13,648	(40)
Japanese yen	10/12/2011	UBS AG		¥518,609	$6,709	16
Japanese yen	10/13/2011	UBS AG		¥341,432	$4,411	16
Japanese yen	10/17/2011	JPMorgan Chase		¥518,501	$6,750	(26)
Japanese yen	10/27/2011	JPMorgan Chase		¥340,723	$4,456	(37)
Japanese yen	10/27/2011	HSBC Bank		¥470,554	$6,162	(59)
Japanese yen	10/27/2011	UBS AG		¥526,342	$6,904	(78)
Japanese yen	11/4/2011	Bank of New York Mellon		¥2,444,871	$31,905	(191)
Singapore dollars	10/27/2011	Citibank	$	S9,872	$7,818	(269)
						(764)

Sales:
British pounds	10/5/2011	UBS AG		€7,534	£6,660	(292)
British pounds	10/28/2011	Barclays Bank PLC		€7,031	£6,180	(217)
Canadian dollars	10/13/2011	UBS AG		$9,021	$ C9,000	436
Canadian dollars	10/21/2011	UBS AG		$13,845	$ C13,750	730
Danish kroner	10/31/2011	Citibank		$12,364	DKr67,500	213
Euros	10/5/2011	UBS AG		$6,522	€4,500	493
Euros	10/5/2011	UBS AG		$6,275	€4,330	475
Euros	10/11/2011	Barclays Bank PLC		$5,379	€3,820	261
Euros	10/13/2011	HSBC Bank		$684	€500	14
Euros	10/13/2011	JPMorgan Chase		$34,365	€25,000	875
Euros	10/14/2011	Citibank		¥382,420	€3,550	203
Euros	10/14/2011	Barclays Bank PLC		¥538,368	€5,070	190
Euros	10/14/2011	Citibank		¥469,677	€4,360	250
Euros	10/14/2011	JPMorgan Chase		$4,380	€3,230	53
Euros	10/14/2011	UBS AG		$13,935	€10,270	177
Euros	10/17/2011	Citibank		$6,497	€4,720	174
Euros	10/20/2011	JPMorgan Chase		$13,041	€9,470	355
Euros	10/20/2011	UBS AG		$8,562	€6,310	110
Euros	10/20/2011	Barclays Bank PLC		$6,516	€4,830	46
Euros	10/20/2011	JPMorgan Chase		$2,766	€2,030	47
Euros	10/20/2011	Barclays Bank PLC		$17,628	€12,790	496
Euros	10/21/2011	Barclays Bank PLC		$2,361	€1,730	43
Euros	10/25/2011	HSBC Bank		$1,096	€800	22
Euros	10/26/2011	JPMorgan Chase		$16,813	€12,500	70
Euros	10/26/2011	JPMorgan Chase		$3,635	€2,660	72
Euros	10/27/2011	Barclays Bank PLC		£9,369	€10,725	240
Euros	10/28/2011	Citibank		$538	€400	3
Euros	10/28/2011	JPMorgan Chase		$25,355	€18,400	709
Euros	10/28/2011	JPMorgan Chase		$16,667	€12,400	58
Euros	10/31/2011	JPMorgan Chase		$32,736	€24,000	590
Euros	10/31/2011	JPMorgan Chase		$15,004	€11,000	270
Euros	11/2/2011	Barclays Bank PLC		$13,494	€10,000	99
Euros	11/3/2011	JPMorgan Chase		£9,624	€11,075	169
Euros	11/3/2011	Barclays Bank PLC		$2,406	€1,775	28
Euros	11/3/2011	HSBC Bank		$8,161	€6,025	91
Polish zloty	11/2/20011	Barclays Bank PLC		$13,380	PLN44,000	143
South Korean won	10/26/2011	JPMorgan Chase		$930	KRW1,129,875	(27)
South Korean won	10/26/2011	JPMorgan Chase		$6,692	KRW7,930,000	(27)
						7,642

Forward currency contracts — net						$6,878

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and asked prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the series’ board of trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of September 30, 2011 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Bonds, notes & other debt instruments:
Euros	$—	$466,872	$—	$466,872
Japanese yen	—	265,813	—	265,813
Mexican pesos	—	72,980	—	72,980
South Korean won	—	72,843	—	72,843
Malaysian ringgits	—	67,241	—	67,241
British pounds	—	65,236	—	65,236
Polish zloty	—	64,447	—	64,447
Canadian dollars	—	38,601	—	38,601
Swedish kronor	—	33,748	—	33,748
U.S. dollars	—	852,828	1,289	854,117
Other currencies	—	133,401	—	133,401
Preferred securities	517	—	—	517
Common stocks	176	—	—	176
Rights & warrants	—	8	—	8
Short-term securities	—	108,336	—	108,336
Total	$693	$2,242,354	$1,289	$2,244,336

Forward currency contracts*:	Level 1	Level 2	Level 3	Total
Unrealized appreciation on open forward currency contracts	$—	$8,237	$—	$8,237
Unrealized depreciation on open forward currency contracts	—	(1,359)	—	(1,359)
Total	$—	$6,878	$—	$6,878

*Forward currency contracts are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended September 30, 2011 (dollars in thousands):

	Beginning			Transfers	Ending
	value at		Unrealized	out of	value at
	1/1/2011	Purchases	depreciation	Level 3†	9/30/2011
Investment securities	$872	$437	$(19)	$(1)	$1,289

Net unrealized depreciation during the period on Level 3 investment securities held at September 30, 2011 (dollars in thousands):					$(19)

†Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$90,423
Gross unrealized depreciation on investment securities	(44,533)
Net unrealized appreciation on investment securities	45,890
Cost of investment securities for federal income tax purposes	2,198,446

High-Income Bond FundSM
Investment portfolio

September 30, 2011
unaudited

Bonds, notes & other debt instruments — 93.57%	Principal amount (000)	Value (000)

CONSUMER DISCRETIONARY — 22.05%
MGM Resorts International 6.75% 2012	$5,985	$5,895
MGM Resorts International 6.75% 2013	10,820	10,549
MGM Resorts International 13.00% 2013	3,075	3,521
MGM Resorts International 5.875% 2014	11,330	10,395
MGM Resorts International 10.375% 2014	1,550	1,699
MGM Resorts International 6.625% 2015	3,050	2,600
MGM Resorts International 6.875% 2016	1,000	855
MGM Resorts International 7.50% 2016	4,450	3,883
MGM Resorts International 11.125% 2017	1,625	1,792
MGM Resorts International 9.00% 2020	2,300	2,401
Univision Communications Inc., Term Loan, 4.489% 20171,2,3	15,374	12,977
Univision Communications Inc. 6.875% 20194	3,245	2,904
Univision Communications Inc. 8.50% 20214	7,995	6,276
Revel Entertainment, Term Loan B, 9.00% 20181,2,3	13,025	10,844
Revel Entertainment 12.00% 20185,6,7	11,228	7,919
Michaels Stores, Inc., Term Loan B1, 2.50% 20131,2,3	956	917
Michaels Stores, Inc. 0%/13.00% 20168	7,750	8,021
Michaels Stores, Inc., Term Loan B2, 4.75% 20161,2,3	324	311
Michaels Stores, Inc. 11.375% 2016	2,500	2,544
Michaels Stores, Inc. 7.75% 2018	5,250	4,935
Charter Communications, Inc. 13.50% 2016	2,006	2,297
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.25% 2017	600	603
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.875% 2018	7,925	8,104
CCO Holdings LLC and CCO Holdings Capital Corp. 7.00% 2019	2,000	1,950
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.125% 2020	2,250	2,351
Neiman Marcus Group, Inc. 10.375% 2015	3,300	3,349
Neiman Marcus Group, Inc., Term Loan B, 4.75% 20181,2,3	11,540	10,702
Boyd Gaming Corp. 6.75% 2014	1,820	1,574
Boyd Gaming Corp. 7.125% 2016	6,630	4,906
Boyd Gaming Corp. 9.125% 20184	8,685	7,187
Allison Transmission Holdings, Inc., Term Loan B, 2.98% 20141,2,3	3,016	2,854
Allison Transmission Holdings, Inc. 11.00% 20154	7,810	8,123
Needle Merger Sub Corp. 8.125% 20194	12,455	10,898
Warner Music Group 9.50% 20164	2,200	2,238
Warner Music Group 9.50% 2016	850	865
Warner Music Group 11.50% 20184	5,450	5,041
Warner Music Group 13.75% 20194	2,025	1,792
EchoStar DBS Corp 7.125% 2016	1,000	1,017
DISH DBS Corp 7.875% 2019	700	717
DISH DBS Corp 6.75% 20214	7,950	7,632
Royal Caribbean Cruises Ltd. 6.875% 2013	500	506
Royal Caribbean Cruises Ltd. 11.875% 2015	7,550	8,796
AMC Entertainment Inc. 8.00% 2014	550	533
AMC Entertainment Inc. 8.75% 2019	7,400	7,307
AMC Entertainment Inc. 9.75% 2020	1,375	1,251
Toys “R” Us-Delaware, Inc., Term Loan B, 6.00% 20161,2,3	223	215
Toys “R” Us-Delaware, Inc. 7.375% 20164	1,875	1,800
Toys “R” Us Property Co. II, LLC 8.50% 2017	2,900	2,842
Toys “R” Us Property Co. I, LLC 10.75% 2017	125	133
Toys “R” Us-Delaware, Inc., Term Loan B2, 5.25% 20181,2,3	4,165	3,973
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 2015	4,675	4,675
Mediacom LLC and Mediacom Capital Corp. 9.125% 2019	4,000	4,000
Virgin Media Finance PLC, Series 1, 9.50% 2016	4,300	4,665
Virgin Media Secured Finance PLC 6.50% 2018	1,425	1,521
Virgin Media Finance PLC 8.375% 20194	2,175	2,322
Nara Cable Funding Ltd. 8.875% 2018	€6,880	7,558
ONO Finance II PLC 10.875% 20194	$150	106
ONO Finance II PLC 11.125% 2019	€700	622
Regal Entertainment Group 9.125% 2018	$3,550	3,532
Regal Cinemas Corp. 8.625% 2019	4,625	4,729
Limited Brands, Inc. 5.25% 2014	220	230
Limited Brands, Inc. 8.50% 2019	1,905	2,162
Limited Brands, Inc. 7.00% 2020	2,048	2,161
Limited Brands, Inc. 6.625% 2021	3,560	3,604
Clear Channel Worldwide Holdings, Inc., Series B, 9.25% 2017	7,900	8,117
J.C. Penney Co., Inc., Series A, 6.875% 2015	2,809	2,929
J.C. Penney Co., Inc. 5.75% 2018	5,098	4,996
J.C. Penney Co., Inc. 5.65% 2020	155	146
Jaguar Land Rover PLC 7.75% 20184	4,035	3,612
Jaguar Land Rover PLC 8.125% 20214	4,000	3,540
Burger King Corp. 9.875% 2018	3,750	3,881
Burger King Corp 0%/11.00% 20194,8	4,800	2,652
Wynn Las Vegas, LLC and Wynn Capital Corp. 7.75% 2020	5,670	5,982
Tower Automotive Holdings 10.625% 20174	6,001	5,971
CityCenter Holdings, LLC 7.625% 20164	2,800	2,646
CityCenter Holdings, LLC 11.50% 20174,5	3,695	3,285
Burlington Coat Factory Warehouse Corp., Term Loan B, 6.25% 20171,2,3	4,891	4,692
Burlington Coat Factory Warehouse Corp. 10.00% 20194	1,250	1,069
Bon-Ton Department Stores, Inc. 10.25% 2014	6,975	5,615
PETCO Animal Supplies, Inc. 9.25% 20184	5,225	5,251
Radio One, Inc., Term Loan B, 7.50% 20161,2,3	5,227	5,035
Hanesbrands Inc., Series B, 3.77% 20141	2,470	2,427
Hanesbrands Inc. 8.00% 2016	1,025	1,089
Hanesbrands Inc. 6.375% 2020	1,500	1,462
DineEquity, Inc. 9.50% 2018	4,950	4,938
Mohegan Tribal Gaming Authority 8.00% 2012	1,675	1,114
Mohegan Tribal Gaming Authority 6.125% 2013	250	169
Mohegan Tribal Gaming Authority 7.125% 2014	5,125	2,588
Mohegan Tribal Gaming Authority 6.875% 2015	1,200	582
CSC Holdings, Inc. 8.50% 2014	2,200	2,384
CSC Holdings, Inc. 8.50% 2015	1,500	1,586
Cinemark USA, Inc., Term Loan, 3.48% 20161,2,3	404	397
Cinemark USA, Inc. 8.625% 2019	3,300	3,415
Academy, Ltd., Term Loan B, 6.00% 20181,2,3	2,500	2,399
Academy, Ltd. 9.25% 20194	1,200	1,122
Gray Television, Inc. 10.50% 2015	2,175	1,979
Gray Television, Inc., Series D, 17.00%1,6,7,9	1,791	1,540
Local T.V. Finance LLC, Term Loan B, 2.24% 20131,2,3	1,502	1,412
Local T.V. Finance LLC 9.25% 20151,4,5	2,267	2,097
NCL Corp. Ltd. 11.75% 2016	2,650	2,994
NCL Corp. Ltd. 9.50% 20184	375	381
LBI Media, Inc. 8.50% 20174	4,920	3,124
Vidéotron Ltée 6.875% 2014	681	685
Vidéotron Ltée 6.375% 2015	380	384
Quebecor Media Inc. 7.75% 2016	1,700	1,704
Marina District Finance Co., Inc. 9.50% 2015	1,000	907
Marina District Finance Co., Inc. 9.875% 2018	2,000	1,680
Cumulus Media Inc. 7.75% 20194	3,000	2,542
Fox Acquisition LLC 13.375% 20164	2,370	2,506
Allbritton Communications Co. 8.00% 2018	2,500	2,362
Education Management LLC and Education Management Finance Corp. 8.75% 2014	2,345	2,298
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	2,750	2,138
Chrysler Group LLC, Term Loan B, 6.00% 20171,2,3	998	872
Chrysler Group LLC 8.00% 20194	1,450	1,138
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	1,300	1,332
Sally Holdings LLC and Sally Capital Inc. 10.50% 2016	600	622
Kabel BW Erste Beteiligu 7.50% 2019	€1,250	1,616
UPC Germany GmbH 8.125% 20174	$500	502
UPC Germany GmbH 9.625% 2019	€800	1,044
FCE Bank PLC 7.125% 2013	1,000	1,370
Meritage Corp. 7.731% 20174	$1,500	1,327
Tenneco Inc. 6.875% 2020	1,200	1,170
Jarden Corp. 8.00% 2016	1,100	1,168
Seneca Gaming Corp. 8.25% 20184	900	871
Lamar Media Corp. 7.875% 2018	750	754
Macy’s Retail Holdings, Inc. 8.125% 20151	550	641
Gymboree Corp., Term Loan 1L, 5.00% 20181,2,3	596	533
KAC Acquisition Corp. 8.00% 20262,4,5,6	106	—
		395,465

FINANCIALS — 12.89%
Realogy Corp., Letter of Credit, 4.518% 20161,2,3	1,547	1,263
Realogy Corp., Term Loan B, 4.522% 20161,2,3	17,061	13,923
Realogy Corp., Second Lien Term Loan A, 13.50% 20172,3	18,315	17,766
Realogy Corp. 7.875% 20194	11,800	8,968
CIT Group Inc., Series A, 7.00% 20142	2,061	2,104
CIT Group Inc., Series A, 7.00% 2015	22,075	21,937
CIT Group Inc., Series A, 7.00% 2016	15,104	14,670
Liberty Mutual Group Inc. 6.50% 20354	2,289	2,220
Liberty Mutual Group Inc., Series B, 7.00% 20671,4	1,815	1,552
Liberty Mutual Group Inc., Series A, 7.80% 20871,4	4,800	4,248
Liberty Mutual Group Inc., Series C, 10.75% 20881,4	6,695	8,034
Regions Financial Corp. 6.375% 2012	2,271	2,316
Regions Financial Corp. 7.75% 2014	7,844	7,903
Regions Financial Corp. 5.20% 2015	1,625	1,527
Regions Financial Corp. 5.75% 2015	1,233	1,196
Ford Motor Credit Co. 7.50% 2012	2,000	2,041
Ford Motor Credit Co. 8.70% 2014	850	921
Ford Motor Credit Co. 7.00% 2015	500	526
Ford Motor Credit Co. 8.00% 2016	6,900	7,551
HBOS PLC 6.75% 20184	3,940	3,367
LBG Capital No.1 PLC, Series 2, 7.875% 20204	3,865	2,841
Lloyds TSB Bank PLC 6.375% 2021	625	618
HBOS PLC 6.00% 20334	4,460	2,895
Lloyds Banking Group PLC, junior subordinated 6.657% preference shares (undated)1,4,9	2,000	1,012
Springleaf Finance Corp., Series I, 5.40% 2015	1,700	1,249
Springleaf Finance Corp., Term Loan B, 5.50% 20171,2,3	7,730	6,725
Springleaf Finance Corp., Series J, 6.90% 2017	2,000	1,450
Developers Diversified Realty Corp. 5.50% 2015	2,645	2,644
Developers Diversified Realty Corp. 9.625% 2016	3,870	4,389
Developers Diversified Realty Corp. 7.50% 2017	870	920
Developers Diversified Realty Corp. 7.875% 2020	1,375	1,461
MetLife Capital Trust IV, junior subordinated 7.875% 20671,4	2,005	1,985
MetLife Capital Trust X, junior subordinated 9.25% 20681,4	5,300	5,989
MetLife Inc., junior subordinated 10.75% 20691	500	627
Host Hotels & Resorts, LP, Series S, 6.875% 2014	1,000	993
Host Marriott, LP, Series O, 6.375% 2015	900	900
Host Hotels & Resorts, LP, Series Q, 6.75% 2016	2,200	2,211
Host Hotels & Resorts LP 9.00% 2017	4,050	4,394
Host Hotels & Resorts LP 5.875% 20194	25	24
Royal Bank of Scotland Group PLC 5.05% 2015	507	472
Royal Bank of Scotland Group PLC 4.70% 2018	3,048	2,478
RBS Capital Trust II 6.425% noncumulative trust1,9	7,400	3,589
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)1,4,9	1,350	864
Zions Bancorporation 5.65% 2014	370	378
Zions Bancorporation 7.75% 2014	875	923
Zions Bancorporation 6.00% 2015	3,500	3,537
International Lease Finance Corp. 5.00% 2012	490	481
International Lease Finance Corp. 8.625% 2015	3,420	3,407
International Lease Finance Corp. 5.75% 2016	1,000	890
Prologis, Inc. 7.625% 2014	1,000	1,091
Prologis, Inc. 6.625% 2018	1,570	1,632
Prologis, Inc. 7.375% 2019	1,125	1,220
Prologis, Inc. 6.875% 2020	625	654
Rouse Co. 7.20% 2012	1,495	1,540
Rouse Co. 5.375% 2013	1,250	1,244
Rouse Co. 6.75% 20134	1,575	1,593
Synovus Financial Corp. 4.875% 2013	605	566
Synovus Financial Corp. 5.125% 2017	4,036	3,431
Associated Banc-Corp 5.125% 2016	3,400	3,543
Wells Fargo & Co., Series K, junior subordinated 7.98% (undated)1	2,930	3,032
Catlin Insurance Ltd., junior subordinated 7.249% (undated)1,4	3,225	2,798
UnumProvident Finance Co. PLC 6.85% 20154	800	898
Unum Group 7.125% 2016	1,225	1,414
Unum Group 5.625% 2020	330	365
NASDAQ OMX Group, Inc. 5.25% 2018	2,350	2,494
Barclays Bank PLC, junior subordinated 7.434% (undated)1,4	2,860	2,359
Genworth Financial, Inc. 7.625% 2021	1,865	1,612
Genworth Financial, Inc., junior subordinated 6.15% 20661	1,000	505
Hospitality Properties Trust 7.875% 2014	320	348
Hospitality Properties Trust 5.125% 2015	155	157
Hospitality Properties Trust 6.30% 2016	295	306
Hospitality Properties Trust 5.625% 2017	905	921
Hospitality Properties Trust 6.70% 2018	325	348
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)1	1,985	2,051
Nationwide Mutual Insurance Co. 9.375% 20394	1,500	1,756
XL Capital Ltd., Series E, junior subordinated 6.50% (undated)1	1,750	1,391
Community Choice Financial 10.75% 20194	1,425	1,389
ACE Cash Express, Inc. 11.00% 20194	1,550	1,383
Brandywine Operating Partnership, LP 7.50% 2015	1,200	1,302
BBVA Bancomer SA 6.50% 20214	1,075	1,002
HSBK (Europe) BV 7.25% 20214	935	779
QBE Capital Funding III LP 7.25% 20411,4	850	771
Ally Financial Inc. 6.625% 2012	316	320
Ally Financial Inc. 6.875% 2012	189	193
Allstate Corp., Series B, junior subordinated 6.125% 20671	405	366
		231,153

INDUSTRIALS — 11.51%
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.146% 20141,2,3	1,506	1,045
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 2.369% 20141,2,3	24,657	17,115
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 10.50% 20141,2,3	1,502	1,311
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015	1,385	596
Hawker Beechcraft Acquisition Co., LLC 8.875% 20151,5	8,998	3,802
Hawker Beechcraft Acquisition Co., LLC 9.75% 2017	650	215
Ply Gem Industries, Inc. 13.125% 2014	3,605	3,438
Ply Gem Industries, Inc. 8.25% 2018	17,075	14,002
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	19,720	16,072
US Investigations Services, Inc., Term Loan B, 2.981% 20151,2,3	1,156	1,052
US Investigations Services, Inc., Term Loan B, 7.75% 20151,2,3	6,929	6,802
US Investigations Services, Inc. 10.50% 20154	4,420	4,133
US Investigations Services, Inc. 11.75% 20164	2,831	2,619
Nortek Inc. 10.00% 20184	9,710	9,030
Nortek Inc. 8.50% 20214	5,535	4,483
United Air Lines, Inc., Term Loan B, 2.25% 20141,2,3	3,887	3,708
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 20172	249	246
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 20182	169	159
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 20182	59	58
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20192	558	571
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 20192	868	856
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20202	432	433
Continental Airlines, Inc., Series 2003-ERJ3, Class A, 7.875% 20202	1,976	1,907
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 20212,4	831	763
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 20222	2,122	2,132
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 20222	863	895
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 20222	1,186	1,164
CEVA Group PLC, Bridge Loan, 9.75% 20151,2,3,6	2,355	1,531
CEVA Group PLC 11.625% 20164	6,090	5,983
CEVA Group PLC 8.375% 20174	1,200	1,116
CEVA Group PLC 11.50% 20184	4,405	4,075
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B1, 5.26% 20141,2,3	863	815
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B2, 5.26% 20141,2,3	827	781
DAE Aviation Holdings, Inc. 11.25% 20154	10,871	11,034
ARAMARK Corp. 3.754% 20151	950	883
ARAMARK Corp. 8.50% 2015	8,600	8,750
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014	1,287	1,467
Nielsen Finance LLC and Nielsen Finance Co. 11.50% 2016	3,159	3,601
Nielsen Finance LLC and Nielsen Finance Co. 7.75% 2018	3,000	3,075
Esterline Technologies Corp. 6.625% 2017	2,670	2,710
Esterline Technologies Corp. 7.00% 2020	5,136	5,303
Navios Maritime Acquisition Corporation and Navios Acquisition Finance (US) Inc. 8.625% 2017	4,245	3,555
Navios Maritime Holdings Inc. 8.875% 2017	500	490
Navios Maritime Holdings Inc. 8.125% 20194	4,125	3,465
Northwest Airlines, Inc., Term Loan B, 3.87% 20131,2,3	1,132	1,104
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 20142	190	192
Delta Air Lines, Inc., Series 2010-B, Class 2-B, 6.75% 20152,4	850	795
Northwest Airlines, Inc., Term Loan A, 2.12% 20181,2,3	2,822	2,596
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 20242	2,771	2,730
RBS Global, Inc. and Rexnord LLC 11.75% 2016	425	436
RBS Global, Inc. and Rexnord LLC 8.50% 2018	6,800	6,545
JELD-WEN Escrow Corp. 12.25% 20174	6,625	6,526
Euramax International, Inc. 9.50% 20164	7,665	6,151
TransDigm Inc. 7.75% 2018	5,030	5,143
Ashtead Capital, Inc. 9.00% 20164	4,900	4,875
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 20132	1,440	1,440
AMR Corp. 9.00% 2016	633	551
American Airlines, Inc., Series 2001-1, Class B, 7.377% 20192	1,323	893
AMR Corp. 10.00% 2021	1,000	805
RailAmerica, Inc. 9.25% 2017	2,187	2,378
Manitowoc Company, Inc. 8.50% 2020	1,925	1,752
H&E Equipment Services, Inc. 8.375% 2016	1,400	1,351
Kansas City Southern Railway Co. 8.00% 2015	1,075	1,149
Florida East Coast Railway Corp. 8.125% 2017	800	780
RSC Equipment Rental, Inc. and RSC Holdings III, LLC 8.25% 2021	750	652
Odebrecht Finance Ltd 6.00% 20234	500	470
		206,555

HEALTH CARE — 11.46%
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	16,770	17,357
Elan Finance PLC and Elan Finance Corp. 8.75% 2016	10,180	10,587
Elan Finance PLC and Elan Finance Corp. 8.75% 2016	2,500	2,631
Quintiles, Term Loan B, 5.00% 20181,2,3	19,676	18,565
PTS Acquisition Corp. 9.50% 20151,5	14,540	13,341
PTS Acquisition Corp. 9.75% 2017	4,365	4,415
VWR Funding, Inc., Series B, 10.25% 20151,5	15,402	15,325
Tenet Healthcare Corp. 7.375% 2013	10,335	10,438
Tenet Healthcare Corp. 9.25% 2015	3,675	3,693
Bausch & Lomb Inc. 9.875% 2015	13,105	13,203
inVentiv Health Inc. 10.00% 20184	11,750	10,399
inVentiv Health Inc. 10.00% 20184	2,360	2,089
HCA Inc. 6.375% 2015	5,205	5,088
HCA Inc., Term Loan B2, 3.619% 20171,2,3	1,451	1,369
HCA Inc. 6.50% 2020	2,000	1,960
HCA Inc. 7.50% 2022	3,250	3,006
DJO Finance LLC and DJO Finance Corp. 7.75% 20184	10,800	9,288
Symbion Inc 8.00% 20164	9,725	8,801
Alkermes, Inc., Term Loan B, 6.75% 20171,2,3	5,525	5,415
Alkermes, Inc., Term Loan B, 9.50% 20181,2,3	2,800	2,772
Grifols Inc 8.25% 20184	7,655	7,693
Centene Corp. 5.75% 2017	6,385	6,265
Patheon Inc. 8.625% 20174	6,775	5,793
Surgical Care Affiliates, Inc. 8.875% 20151,4,5	3,703	3,592
Surgical Care Affiliates, Inc. 10.00% 20174	1,825	1,743
Rotech Healthcare Inc. 10.50% 2018	5,830	4,737
Multiplan Inc. 9.875% 20184	4,500	4,478
Merge Healthcare Inc 11.75% 2015	2,115	2,157
Merge Healthcare Inc. 11.75% 20154	800	816
Boston Scientific Corp. 6.00% 2020	2,250	2,530
ConvaTec Healthcare 10.50% 20184	2,715	2,403
Accellent Inc. 8.375% 2017	2,000	1,915
Coventry Health Care, Inc. 6.125% 2015	1,000	1,108
Endo Pharmaceuticals Holdings Inc. 7.00% 20194	430	434
Vanguard Health Systems Inc. 0% 2016	340	223
		205,629

TELECOMMUNICATION SERVICES — 10.59%
Nextel Communications, Inc., Series E, 6.875% 2013	3,565	3,485
Nextel Communications, Inc., Series F, 5.95% 2014	8,370	7,889
Nextel Communications, Inc., Series D, 7.375% 2015	20,955	19,960
Sprint Nextel Corp. 6.00% 2016	2,250	1,946
Clearwire Communications and Clearwire Finance, Inc., Series A, 12.00% 20154	16,490	14,058
Clearwire Communications and Clearwire Finance, Inc., Series B, 12.00% 20154	13,205	11,257
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20174	8,135	4,922
Wind Acquisition SA 11.75% 20174	19,628	16,782
Wind Acquisition SA 7.25% 20184	4,400	3,768
Wind Acquisition SA 7.375% 2018	€4,075	4,641
Cricket Communications, Inc. 10.00% 2015	$3,500	3,491
Cricket Communications, Inc. 7.75% 2016	14,710	14,839
Cricket Communications, Inc. 7.75% 2020	2,125	1,854
Digicel Group Ltd. 12.00% 20144	4,650	5,231
Digicel Group Ltd. 8.875% 20154	9,350	8,929
Digicel Group Ltd. 10.50% 20184	1,000	995
Vodafone Group PLC, Term Loan, 6.875% 20152,3,5,6	6,748	6,782
Vodafone Group PLC, Term Loan B, 6.25% 20162,3,5,6	7,000	7,000
Frontier Communications Corp. 7.875% 2015	1,325	1,335
Frontier Communications Corp. 8.25% 2017	6,675	6,508
Frontier Communications Corp. 8.50% 2020	4,025	3,924
Level 3 Financing, Inc. 8.75% 2017	1,225	1,135
Level 3 Financing, Inc. 10.00% 2018	1,725	1,665
Level 3 Escrow Inc. 8.125% 20194	8,250	7,312
Level 3 Communications, Inc. 11.875% 20194	900	859
LightSquared, Term Loan B, 12.00% 20142,3,5	17,965	8,842
Trilogy International Partners, LLC, 10.25% 20164	5,100	5,023
American Tower Corp. 7.00% 2017	1,500	1,700
American Tower Corp. 7.25% 2019	1,825	2,103
Crown Castle International Corp. 9.00% 2015	2,175	2,338
Crown Castle International Corp. 7.75% 20174	1,250	1,337
Intelsat Jackson Holding Co. 9.50% 2016	875	889
Intelsat Jackson Holding Co. 8.50% 2019	1,500	1,470
SBA Telecommunications, Inc. 8.00% 2016	1,650	1,737
Sorenson Communications 10.50% 20154	2,375	1,389
Hawaiian Telcom, Inc., Term Loan, 9.00% 20151,2,3,5	1,140	1,142
Portugal Telecom International Finance BV 5.625% 2016	€1,000	1,135
Telecom Italia Capital SA 6.999% 2018	$335	336
		190,008

INFORMATION TECHNOLOGY — 8.36%
First Data Corp., Term Loan B2, 2.985% 20141,2,3	6,259	5,455
First Data Corp. 9.875% 2015	3,830	3,208
First Data Corp. 9.875% 2015	84	71
First Data Corp. 10.55% 20155	1,825	1,529
First Data Corp. 11.25% 2016	5,550	3,774
First Data Corp. 7.375% 20194	3,925	3,503
First Data Corp. 8.25% 20214	9,740	7,743
First Data Corp. 12.625% 20214	17,425	12,982
First Data Corp. 8.75% 20221,4,5	14,342	11,402
Freescale Semiconductor, Inc., Term Loan, 4.472% 20161,2,3	402	369
Freescale Semiconductor, Inc. 10.125% 2016	11,072	11,321
Freescale Semiconductor, Inc. 9.25% 20184	5,350	5,524
Freescale Semiconductor, Inc. 10.125% 20184	5,570	5,821
NXP BV and NXP Funding LLC 2.999% 20131	304	295
NXP BV and NXP Funding LLC 10.00% 20137	1,312	1,455
NXP BV and NXP Funding LLC 8.625% 2015	€3,250	4,485
NXP BV and NXP Funding LLC 9.75% 20184	$11,620	12,201
SRA International, Inc., Term Loan B, 6.50% 20181,2,3	12,035	11,153
Sterling Merger Inc. 11.00% 20194	6,760	6,456
Blackboard Inc., Term Loan B, 7.50% 20181,2,3	9,275	8,644
Serena Software, Inc. 10.375% 2016	5,975	6,124
SunGard Data Systems Inc. 10.625% 2015	1,100	1,152
SunGard Data Systems Inc. 7.375% 2018	3,200	2,992
SunGard Data Systems Inc. 7.625% 2020	1,600	1,496
Advanced Micro Devices, Inc. 8.125% 2017	5,475	5,502
Sanmina-SCI Corp. 3.097% 20141,4	4,075	3,912
Sanmina-SCI Corp. 8.125% 2016	1,450	1,468
EH Holding Corp. 6.50% 20194	2,000	1,935
EH Holding Corp. 7.625% 20214	2,050	1,983
Jabil Circuit, Inc. 8.25% 2018	2,270	2,582
Jabil Circuit, Inc. 5.625% 2020	1,000	980
Ceridian Corp. 11.25% 2015	3,000	2,490
		150,007

MATERIALS — 4.87%
Reynolds Group 8.75% 20164	4,105	4,136
Reynolds Group 8.75% 20184	3,115	2,648
Reynolds Group 7.125% 20194	740	692
Reynolds Group 7.875% 20194	1,445	1,402
Reynolds Group 9.00% 20194	2,760	2,360
Reynolds Group 9.875% 20194	7,580	6,708
Georgia Gulf Corp. 10.75% 2016	1,500	1,568
Georgia Gulf Corp. 9.00% 20174	13,305	13,505
Ardagh Packaging Finance 7.375% 20174	3,380	3,245
Ardagh Packaging Finance 7.375% 2017	€1,225	1,537
Ardagh Packaging Finance 11.125% 20184,5	$1,000	780
Ardagh Packaging Finance 9.125% 20204	1,500	1,357
Ardagh Packaging Finance 9.25% 2020	€2,260	2,373
Packaging Dynamics Corp. 8.75% 20164	$6,770	6,668
Newpage Corp. 11.375% 2014	6,720	5,023
FMG Resources 7.00% 20154	4,600	4,301
Mirabela Nickel Ltd. 8.75% 20184	4,225	3,443
MacDermid 9.50% 20174	3,675	3,418
CEMEX Finance LLC 9.50% 20164	3,800	2,793
Rockwood Specialties Group, Inc. 7.50% 2014	1,700	1,721
Rockwood Specialties Group, Inc. 7.625% 2014	€750	984
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	$2,240	2,405
JMC Steel Group Inc. 8.25% 20184	2,500	2,362
Consolidated Minerals Ltd. 8.875% 20164	2,740	2,350
Ball Corp. 7.125% 2016	1,350	1,424
Ball Corp. 5.75% 2021	835	816
Graphic Packaging International, Inc. 9.50% 2017	1,125	1,209
Graphic Packaging International, Inc. 7.875% 2018	800	824
Nalco Co. 8.25% 2017	1,550	1,697
ArcelorMittal 6.75% 2041	1,000	869
Berry Plastics Corp. 9.50% 2018	905	774
Fibria Overseas Finance Ltd. 6.75% 20214	800	724
LBI Escrow Corp 8.00% 20174	619	670
Smurfit Capital Funding PLC 7.50% 2025	665	608
		87,394

ENERGY — 4.02%
Petroplus Finance Ltd. 6.75% 20144	14,255	12,473
Petroplus Finance Ltd. 7.00% 20174	8,718	7,105
Petroplus Finance Ltd. 9.375% 20194	2,500	2,150
Energy Transfer Partners, LP 7.50% 2020	7,025	7,253
Laredo Petroleum, Inc. 9.50% 20194	5,775	6,093
Arch Coal, Inc. 7.00% 20194	5,400	5,157
Teekay Corp. 8.50% 2020	4,025	3,874
Denbury Resources Inc. 9.75% 2016	2,400	2,604
Denbury Resources Inc. 8.25% 2020	1,096	1,156
Concho Resources Inc. 7.00% 2021	3,700	3,700
Overseas Shipholding Group, Inc. 8.125% 2018	4,100	3,424
CONSOL Energy Inc. 8.00% 2017	2,500	2,625
CONSOL Energy Inc. 8.25% 2020	500	529
Alpha Natural Resources, Inc. 6.00% 2019	3,300	3,094
TransCanada PipeLines Ltd., junior subordinated 6.35% 20671	2,410	2,404
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 20182,4	2,000	1,820
Continental Resources Inc. 7.375% 2020	275	286
Continental Resources Inc. 7.125% 2021	1,500	1,523
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 20212,4	1,800	1,800
Forest Oil Corp. 8.50% 2014	500	531
Forest Oil Corp. 7.25% 2019	1,000	990
Transcontinental Gas Pipe Line Corp. 7.25% 2026	975	1,173
El Paso Pipeline Partners Operating Co., LLC 5.00% 2021	265	267
		72,031

CONSUMER STAPLES — 3.91%
Rite Aid Corp. 9.75% 2016	3,325	3,524
Rite Aid Corp. 10.375% 2016	380	390
Rite Aid Corp. 10.25% 2019	9,995	10,470
Rite Aid Corp. 8.00% 2020	2,495	2,614
SUPERVALU INC. 7.50% 2012	340	348
Albertson’s, Inc. 7.25% 2013	460	458
SUPERVALU INC. 7.50% 2014	1,000	985
SUPERVALU INC. 8.00% 2016	9,030	8,578
Albertson’s, Inc. 7.45% 2029	1,000	755
Albertson’s, Inc. 8.00% 2031	1,445	1,149
Smithfield Foods, Inc. 10.00% 2014	5,425	6,184
Smithfield Foods, Inc. 7.75% 2017	3,525	3,640
Stater Bros. Holdings Inc. 7.75% 2015	3,980	4,079
Stater Bros. Holdings Inc. 7.375% 2018	2,475	2,537
Tops Holding Corp. and Tops Markets, LLC. 10.125% 2015	6,190	6,221
C&S Group Enterprises LLC 8.375% 20174	3,905	3,944
Ingles Markets, Inc. 8.875% 2017	3,075	3,236
Spectrum Brands Inc. 9.50% 2018	2,825	3,023
Cott Beverages Inc. 8.125% 2018	2,675	2,742
Tyson Foods, Inc. 10.50% 2014	2,075	2,407
BFF International Ltd. 7.25% 20204	2,000	2,105
Del Monte Foods Co. 7.625% 20194	900	765
		70,154

UTILITIES — 3.36%
Edison Mission Energy 7.50% 2013	3,150	2,945
Edison Mission Energy 7.75% 2016	3,700	2,498
Midwest Generation, LLC, Series B, 8.56% 20162	1,426	1,433
Edison Mission Energy 7.00% 2017	5,525	3,315
Edison Mission Energy 7.20% 2019	5,725	3,292
Edison Mission Energy 7.625% 2027	3,425	1,901
AES Corp. 7.75% 2015	500	510
AES Corp. 8.00% 2017	5,500	5,555
AES Corp. 8.00% 2020	3,000	3,015
AES Corp. 7.375% 20214	850	839
TXU, Term Loan, 3.726% 20141,2,3	264	187
TXU, Term Loan, 4.772% 20171,2,3	7,221	4,846
Texas Competitive Electric Holdings Co. LLC, 11.50% 20204	5,915	4,762
Intergen Power 9.00% 20174	8,775	8,972
Sierra Pacific Resources 6.75% 2017	4,000	4,064
NV Energy, Inc 6.25% 2020	3,200	3,361
NRG Energy, Inc. 7.375% 2017	5,975	6,192
CMS Energy Corp. 8.75% 2019	2,150	2,519
		60,206

MUNICIPALS — 0.16%
State of Illinois, General Obligation Bonds, Taxable Build America Bonds, Series 2010-5, 7.35% 2035	1,250	1,429
State of New Jersey, Economic Development Authority, Energy Facility Revenue Bonds (ACR Energy Partners, LLC Project),
Series 2011-B, 12.00% 20304	875	893
State of Texas, Sabine River Authority, Pollution Control Revenue Refunding Bonds (TXU Electric Co. Project),
Series 2001-B, AMT, 5.75% 2030 (put 2011)	615	608
		2,930

MORTGAGE-BACKED OBLIGATIONS2 — 0.15%
American Tower Trust I, Series 2007-1A, Class F, 6.639% 20374	2,500	2,689

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 0.13%
Brazil (Federal Republic of) 6.00% 204510	BRL4,086	2,293

BONDS & NOTES OF U.S. GOVERNMENT — 0.11%
U.S. Treasury 1.375% 2013	$2,000	2,031

Total bonds, notes & other debt instruments (cost: $1,763,640,000)		1,678,545

	Shares or
Convertible securities — 0.54%	principal amount

INFORMATION TECHNOLOGY — 0.34%
Liberty Media Corp. 3.50% convertible notes 2031	$4,500,000	2,453
Linear Technology Corp., Series A, 3.00% convertible notes 2027	$2,000,000	2,050
Suntech Power Holdings Co., Ltd. 3.00% convertible notes 2013	$4,000,000	1,600
		6,103

TELECOMMUNICATION SERVICES — 0.15%
Portugal Telecom, SGPS, SA convertible notes 2014	€2,000,000	2,225
Clearwire Corp. 8.25% convertible notes 20404	$891,000	439
		2,664

CONSUMER DISCRETIONARY — 0.05%
Cooper-Standard Holdings Inc. 7.00% convertible preferred4,6	4,984	953

Total convertible securities (cost: $11,395,000)		9,720

Preferred securities — 0.66%	Shares

FINANCIALS — 0.54%
Ally Financial Inc., Series G, 7.00%4	4,300	2,880
Ally Financial Inc., Series 2, 8.125% preferred	100,000	1,806
Swire Pacific Ltd. 8.84% cumulative guaranteed perpetual capital securities4	85,000	2,348
Zions Bancorporation, Series C, 9.50% noncumulative depositary shares	58,400	1,475
Citigroup Inc. 6.95% preferred	48,000	1,129
		9,638

CONSUMER DISCRETIONARY — 0.12%
Las Vegas Sands Corp., Series A, 10.00%	19,400	2,177

Total preferred securities (cost: $12,441,000)		11,815

		Value
Common stocks — 0.54%	Shares	(000)

CONSUMER DISCRETIONARY — 0.30%
Cooper-Standard Holdings Inc.4,11	62,139	$2,610
Ford Motor Co.11	171,877	1,662
American Media, Inc.6,7,11	87,470	1,119
Adelphia Recovery Trust, Series Arahova11	388,601	16
Adelphia Recovery Trust, Series ACC-111	449,306	9
Adelphia Recovery Trust, Series ACC-6B6,11	1,000,000	5
Five Star Travel Corp.6,7,11	7,285	1
		5,422

FINANCIALS — 0.19%
Citigroup Inc.	120,772	3,094
Bank of America Corp.	60,000	367
		3,461

MATERIALS — 0.02%
Georgia Gulf Corp.11	26,855	372

TELECOMMUNICATION SERVICES — 0.02%
Hawaiian Telcom Holdco, Inc.11	21,868	305

INDUSTRIALS — 0.01%
Nortek, Inc.11	3,850	83
Delta Air Lines, Inc.11	3,992	30
Atrium Corp.6,7,11	361	21
ACF Industries Holding Corp.6,11	651	—
		134

INFORMATION TECHNOLOGY — 0.00%
HSW International, Inc.6,7,11	2,236	5

Total common stocks (cost: $9,805,000)		9,699

Rights & warrants — 0.02%

CONSUMER DISCRETIONARY — 0.02%
Cooper-Standard Holdings Inc., warrants, expire 20174,6,11	11,422	280
Revel Holdings, Inc., warrants, expire 20216,7,11	5,250	10
		290

TELECOMMUNICATION SERVICES — 0.00%
Hawaiian Telcom Holdco, Inc., warrants, expire 20156,11	20,572	73

Total rights & warrants (cost: $4,982,000)		363

	Principal amount
Short-term securities — 3.44%	(000)

Coca-Cola Co. 0.12%–0.17% due 10/28/2011–2/2/20124	$22,750	22,745
Federal Home Loan Bank 0.08% due 3/23/2012	11,800	11,797
Falcon Asset Securitization Co., LLC 0.17% due 10/3/20114	10,600	10,600
Wal-Mart Stores, Inc. 0.08% due 10/25/20114	9,100	9,099
Medtronic Inc. 0.11% due 10/5/20114	3,500	3,500
Hewlett-Packard Co. 0.18% due 12/12/20114	2,700	2,699
Johnson & Johnson 0.25% due 10/31/20114	700	700
U.S. Treasury Bill 0.21% due 1/12/2012	500	500

Total short-term securities (cost: $61,637,000)		61,640

Total investment securities (cost: $1,863,900,000)		1,771,782
Other assets less liabilities		22,132

Net assets		$1,793,914

1Coupon rate may change periodically.
2Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

3Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $218,211,000, which represented 12.16% of the net assets of the fund.

4Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $621,035,000, which represented 34.62% of the net assets of the fund.

5Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
6Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $27,239,000, which represented 1.52% of the net assets of the fund.

7Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date(s)	(000)	(000)	assets
Revel Entertainment 12.00% 2018	2/15/2011–9/16/2011	$10,818	$7,919	.44%
Revel Holdings, Inc., warrants, expire 2021	2/15/2011	—	10	.00
Gray Television, Inc., Series D, 17.00%	6/26/2008	1,701	1,540	.09
NXP BV and NXP Funding LLC 10.00% 2013	7/17/2009	1,159	1,455	.08
American Media, Inc.	11/17/2010	1,465	1,119	.06
Atrium Corp.	4/30/2010	33	21	.00
HSW International, Inc.	12/17/2007	69	5	.00
Five Star Travel Corp.	12/17/2007	2	1	.00
Total restricted securities		$15,247	$12,070	.67%

8Step bond; coupon rate will increase at a later date.
9Scheduled interest and/or principal payment was not received.
10Index-linked bond whose principal amount moves with a government price index.
11Security did not produce income during the last 12 months.

Forward currency contracts

The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

As of September 30, 2011, the fund had open forward currency contracts to sell currencies, as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

				(amounts in thousands)
					Unrealized
			Contract amount		appreciation at
	Settlement date	Counterparty	Receive	Deliver	9/30/2011

Sales:
Euros	10/13/2011	HSBC Bank	$684	€500	$14
Euros	10/21/2011	Bank of New York Mellon	$5,453	€4,000	95
Euros	10/27/2011	Barclays Bank PLC	$874	€640	17
Euros	10/27/2011	Barclays Bank PLC	$1,209	€885	23
Euros	10/28/2011	Citibank	$1,615	€1,200	8
Euros	10/31/2011	JPMorgan Chase	$10,912	€8,000	197
Euros	11/3/2011	UBS AG	$1,910	€1,400	34
Euros	11/3/2011	HSBC Bank	$1,526	€1,135	5
					$393

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and asked prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the series’ board of trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of September 30, 2011 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$1,643,830	$24,772	$1,668,602
Municipals	—	2,930	—	2,930
Mortgage-backed obligations	—	2,689	—	2,689
Bonds & notes of governments outside the U.S.	—	2,293	—	2,293
Bonds & notes of U.S. government	—	2,031	—	2,031
Convertible securities	—	9,720	—	9,720
Preferred securities	2,604	9,211	—	11,815
Common stocks	8,548	—	1,151	9,699
Rights & warrants	—	353	10	363
Short-term securities	—	61,640	—	61,640
Total	$11,152	$1,734,697	$25,933	$1,771,782

Forward currency contracts*:	Level 1	Level 2	Level 3	Total
Unrealized appreciation on open forward currency contracts	$—	$393	$—	$393

*Forward currency contracts are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended September 30, 2011 (dollars in thousands):

	Beginning	Transfers					Transfers	Ending
	value at	into			Net realized	Unrealized	out of	value at
	1/1/2011	Level 3†	Purchases	Sales	loss	depreciation	Level 3†	9/30/2011
Investment securities	$15,440	$39	$28,754	$(14,000)	$(6)	$(4,192)	$(102)	$25,933

Net unrealized depreciation during the period on Level 3 investment securities held at September 30, 2011 (dollars in thousands):								$(4,200)

†Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$37,621
Gross unrealized depreciation on investment securities	(134,623)
Net unrealized depreciation on investment securities	(97,002)
Cost of investment securities for federal income tax purposes	1,868,784

Key to abbreviation and symbol

BRL = Brazilian reais
€ = Euros

Mortgage FundSM
Investment portfolio

September 30, 2011
 unaudited

Bonds, notes & other debt instruments — 82.46%	Principal amount (000)	Value (000)

FEDERAL AGENCY MORTGAGE-BACKED OBLIGATIONS1 — 71.65%
Fannie Mae 3.50% 2026	$2,500	$2,612
Fannie Mae 6.00% 2038	342	375
Fannie Mae 4.00% 2041	150	157
Fannie Mae 4.50% 2041	1,175	1,247
Fannie Mae 5.00% 2041	1,100	1,183
Fannie Mae 5.50% 2041	675	732
Fannie Mae 6.00% 2041	9,400	10,312
Freddie Mac 5.50% 2038	1,225	1,328
Freddie Mac 5.50% 2038	485	526
Freddie Mac 5.00% 2039	680	730
Freddie Mac 5.50% 2039	5,853	6,354
Freddie Mac 6.00% 2039	487	536
Freddie Mac 4.00% 2041	1,250	1,309
Freddie Mac 4.50% 2041	2,750	2,911
Freddie Mac 4.50% 2041	350	373
Government National Mortgage Assn. 3.50% 2041	1,789	1,875
Government National Mortgage Assn. 3.50% 2041	399	418
Government National Mortgage Assn. 3.50% 2041	299	313
Government National Mortgage Assn. 4.00% 2041	2,400	2,569
		35,860

FEDERAL AGENCY BONDS & NOTES — 8.89%
Federal Home Loan Bank 1.125% 2012	700	704
Federal Home Loan Bank 1.875% 2013	3,650	3,745
		4,449

U.S. TREASURY BONDS & NOTES — 1.92%
U.S. Treasury 1.00% 2016	100	100
U.S. Treasury 8.00% 2021	550	861
		961

Total bonds, notes & other debt instruments (cost: $41,150,000)		41,270

Short-term securities — 62.79%

Federal Farm Credit Banks 0.025%–0.14% due 11/30/2011–5/15/2012	2,925	2,925
Medtronic Inc. 0.10%–0.11% due 10/27/2011–1/10/20122	1,800	1,800
Pfizer Inc 0.04% due 10/4/20112	1,700	1,700
Cisco Systems, Inc. 0.08% due 10/11/20112	1,600	1,600
KfW 0.20% due 12/22/20112	1,600	1,599
Coca-Cola Co. 0.10%–0.17% due 10/19/2011–2/2/20122	1,600	1,599
Thunder Bay Funding, LLC 0.16% due 10/28/20112	1,400	1,400
Harvard University 0.12% due 12/5/2011	1,203	1,203
Wal-Mart Stores, Inc. 0.025%–0.06% due 10/14/20112	1,200	1,200
Google Inc. 0.06% due 10/17/20112	1,200	1,200
John Deere Credit Ltd. 0.088% due 11/7/20112	1,200	1,200
Procter & Gamble International Funding S.C.A. 0.06% due 10/18/20112	700	700
Procter & Gamble Co. 0.17% due 1/5/20122	500	500
Private Export Funding Corp. 0.12%–0.155% due 10/4–12/19/20112	1,200	1,199
Becton, Dickinson and Co. 0.09% due 10/28/2011	1,100	1,100
U.S. Treasury Bill 0.038% due 10/20/2011	1,000	1,000
BASF AG 0.09% due 10/3/20112	1,000	1,000
PepsiCo Inc. 0.10% due 10/17/20112	1,000	1,000
eBay Inc. 0.13% due 10/11/20112	1,000	1,000
Hewlett-Packard Co. 0.13% due 10/3/20112	900	900
Johnson & Johnson 0.05% due 10/24/20112	900	900
Paccar Financial Corp. 0.09% due 10/3/2011	800	800
Abbott Laboratories 0.07% due 10/26/20112	800	800
Merck & Co. Inc. 0.08% due 10/12/20112	700	700
Straight-A Funding LLC 0.16% due 10/4/20112	700	700
CAFCO, LLC 0.18% due 10/6/2011	600	600
Emerson Electric Co. 0.05% due 10/7/20112	400	400
Walt Disney Co. 0.11% due 10/26/20112	400	400
Falcon Asset Securitization Co., LLC 0.17% due 10/3/20112	300	300

Total short-term securities (cost: $31,424,000)		31,425

Total investment securities (cost: $72,574,000)		72,695
Other assets less liabilities		(22,644)

Net assets		$50,051

1Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

2Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $23,797,000, which represented 47.55% of the net assets of the fund.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the series’ board of trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At September 30, 2011, all of the fund’s investment securities were classified as Level 2.

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$233
Gross unrealized depreciation on investment securities	(112)
Net unrealized appreciation on investment securities	121
Cost of investment securities for federal income tax purposes	72,574

U.S. Government/AAA-Rated Securities FundSM
Investment portfolio

September 30, 2011
 unaudited

Bonds, notes & other debt instruments — 92.85%	Principal amount (000)	Value (000)

MORTGAGE-BACKED OBLIGATIONS — 51.99%
Federal agency mortgage-backed obligations1 — 51.91%
Fannie Mae 3.308% 2017	$2,083	$2,196
Fannie Mae 6.00% 2021	1,694	1,835
Fannie Mae 3.50% 2025	17,053	17,844
Fannie Mae 3.50% 2025	14,834	15,521
Fannie Mae 4.00% 2025	4,333	4,580
Fannie Mae 3.00% 2026	40,000	41,069
Fannie Mae 3.00% 2026	28,563	29,438
Fannie Mae 3.50% 2026	25,631	26,820
Fannie Mae 3.50% 2026	543	568
Fannie Mae 3.50% 2026	50	52
Fannie Mae 6.00% 2026	2,810	3,047
Fannie Mae 6.50% 2028	2,492	2,759
Fannie Mae 4.00% 2029	14,285	15,130
Fannie Mae 5.50% 2033	7,010	7,649
Fannie Mae 5.542% 20362	1,232	1,307
Fannie Mae 6.00% 2036	2,321	2,557
Fannie Mae 5.345% 20372	1,364	1,457
Fannie Mae 5.481% 20372	392	419
Fannie Mae 6.00% 2037	2,166	2,382
Fannie Mae 6.00% 2037	1,355	1,489
Fannie Mae 6.00% 2037	424	467
Fannie Mae 6.00% 2037	318	349
Fannie Mae 6.00% 2037	288	317
Fannie Mae 6.50% 2037	2,772	3,075
Fannie Mae 6.50% 2037	634	690
Fannie Mae 6.50% 2037	281	306
Fannie Mae 7.00% 2037	1,512	1,680
Fannie Mae 7.00% 2037	1,363	1,514
Fannie Mae 7.00% 2037	241	268
Fannie Mae 5.487% 20382	2,020	2,142
Fannie Mae 5.50% 2038	2,456	2,669
Fannie Mae 6.00% 2038	113,571	124,846
Fannie Mae 6.00% 2038	60,337	66,472
Fannie Mae 6.00% 2038	29,056	31,941
Fannie Mae 6.00% 2038	2,152	2,365
Fannie Mae 6.00% 2038	1,274	1,401
Fannie Mae 6.00% 2038	917	998
Fannie Mae 6.00% 2038	683	750
Fannie Mae 6.00% 2038	408	448
Fannie Mae 6.50% 2038	5,207	5,737
Fannie Mae 3.567% 20392	5,018	5,240
Fannie Mae 3.747% 20392	415	435
Fannie Mae 6.00% 2039	8,953	9,830
Fannie Mae 6.00% 2039	5,752	6,316
Fannie Mae 2.617% 20402	28,276	29,258
Fannie Mae 3.50% 2040	4,923	5,083
Fannie Mae 4.00% 2040	15,336	16,157
Fannie Mae 4.00% 2040	7,840	8,235
Fannie Mae 4.00% 2040	5,331	5,600
Fannie Mae 4.50% 2040	4,384	4,660
Fannie Mae 4.50% 2040	3,733	3,967
Fannie Mae 4.50% 2040	2,793	2,986
Fannie Mae 4.50% 2040	2,625	2,806
Fannie Mae 4.50% 2040	2,134	2,282
Fannie Mae 4.50% 2040	780	833
Fannie Mae 4.50% 2040	749	801
Fannie Mae 4.50% 2040	245	262
Fannie Mae 4.50% 2040	153	163
Fannie Mae 6.00% 2040	59,109	65,028
Fannie Mae 3.50% 2041	30,000	30,848
Fannie Mae 3.50% 2041	21,957	22,673
Fannie Mae 4.00% 2041	30,191	31,713
Fannie Mae 4.00% 2041	25,358	26,629
Fannie Mae 4.00% 2041	24,581	25,820
Fannie Mae 4.00% 2041	22,531	23,659
Fannie Mae 4.00% 2041	18,625	19,564
Fannie Mae 4.00% 2041	14,821	15,564
Fannie Mae 4.00% 2041	8,893	9,341
Fannie Mae 4.00% 2041	7,457	7,857
Fannie Mae 4.00% 2041	5,418	5,691
Fannie Mae 4.00% 2041	4,271	4,487
Fannie Mae 4.00% 2041	3,296	3,462
Fannie Mae 4.50% 2041	110,770	117,572
Fannie Mae 4.50% 2041	53,576	57,278
Fannie Mae 4.50% 2041	21,783	23,153
Fannie Mae 4.50% 2041	21,377	22,855
Fannie Mae 4.50% 2041	18,989	20,301
Fannie Mae 4.50% 2041	14,466	15,466
Fannie Mae 4.50% 2041	12,236	13,005
Fannie Mae 4.50% 2041	9,873	10,493
Fannie Mae 4.50% 2041	9,649	10,255
Fannie Mae 4.50% 2041	5,639	5,994
Fannie Mae 4.50% 2041	5,494	5,881
Fannie Mae 4.50% 2041	5,320	5,705
Fannie Mae 4.50% 2041	4,643	4,935
Fannie Mae 4.50% 2041	4,074	4,356
Fannie Mae 4.50% 2041	3,150	3,368
Fannie Mae 4.50% 2041	2,990	3,196
Fannie Mae 4.50% 2041	2,664	2,831
Fannie Mae 4.50% 2041	2,197	2,349
Fannie Mae 4.50% 2041	563	602
Fannie Mae 4.50% 2041	395	422
Fannie Mae 5.00% 2041	69,525	74,794
Fannie Mae 6.00% 2041	24,790	27,195
Fannie Mae 6.50% 2041	2,860	3,153
Fannie Mae 6.39% 20472	329	355
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	6,750	7,031
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	398	411
Fannie Mae, Series 2001-4, Class GA, 9.828% 20252	11	13
Fannie Mae, Series 2001-4, Class NA, 11.568% 20252	90	100
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	1,039	983
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	1,745	1,936
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	1,239	1,380
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	181	206
Freddie Mac 4.50% 2023	4,164	4,431
Freddie Mac 5.00% 2023	268	288
Freddie Mac 5.50% 2024	10,375	11,232
Freddie Mac 4.00% 2025	8,671	9,145
Freddie Mac 4.00% 2025	2,883	3,040
Freddie Mac 3.50% 2026	19,418	20,267
Freddie Mac 6.00% 2026	2,004	2,200
Freddie Mac 6.00% 2027	4,282	4,702
Freddie Mac 2.476% 20352	600	631
Freddie Mac 5.852% 20362	5,387	5,781
Freddie Mac 5.928% 20372	262	275
Freddie Mac 4.807% 20382	2,583	2,757
Freddie Mac 5.00% 2038	4,868	5,227
Freddie Mac 5.00% 2038	3,001	3,223
Freddie Mac 5.417% 20382	870	924
Freddie Mac 5.50% 2038	98,248	106,482
Freddie Mac 5.50% 2038	31,547	34,191
Freddie Mac 5.50% 2038	11,627	12,601
Freddie Mac 5.50% 2038	3,153	3,429
Freddie Mac 6.00% 2038	6,030	6,657
Freddie Mac 5.50% 2039	36,527	39,651
Freddie Mac 3.162% 20402	3,269	3,409
Freddie Mac 4.00% 2040	8,409	8,823
Freddie Mac 5.00% 2040	10,666	11,464
Freddie Mac 5.00% 2040	2,291	2,460
Freddie Mac 3.258% 20412	16,973	17,704
Freddie Mac 3.40% 20412	4,594	4,800
Freddie Mac 4.00% 2041	60,560	63,543
Freddie Mac 4.00% 2041	7,286	7,645
Freddie Mac 4.50% 2041	9,757	10,337
Freddie Mac 4.50% 2041	3,772	4,023
Freddie Mac 4.50% 2041	2,525	2,693
Freddie Mac 4.50% 2041	1,428	1,523
Freddie Mac 5.00% 2041	2,726	2,930
Freddie Mac 5.00% 2041	2,521	2,744
Freddie Mac, Series K003, Class A2, 3.607% 2014	3,500	3,661
Freddie Mac, Series 2356, Class GD, 6.00% 2016	614	661
Freddie Mac, Series K701, Class A2, 3.882% 20172	1,650	1,796
Freddie Mac, Series K702, Class A2, 3.154% 2018	2,019	2,114
Freddie Mac, Series K009, Class A1, 2.757% 2020	1,408	1,468
Freddie Mac, Series K014, Class A1, 2.788% 2020	2,338	2,431
Freddie Mac, Series K013, Class A1, 2.902% 2020	2,273	2,372
Freddie Mac, Series K010, Class A1, 3.32% 20202	1,752	1,866
Freddie Mac, Series K011, Class A2, 4.084% 2020	2,200	2,393
Freddie Mac, Series 1567, Class A, 0.65% 20232	214	214
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036	1,107	1,027
Freddie Mac, Series 3233, Class PA, 6.00% 2036	1,082	1,214
Government National Mortgage Assn. 4.00% 2024	6,372	6,805
Government National Mortgage Assn. 4.00% 2024	721	770
Government National Mortgage Assn. 3.50% 2025	4,488	4,771
Government National Mortgage Assn. 3.50% 2025	2,137	2,263
Government National Mortgage Assn. 3.50% 2025	1,886	1,997
Government National Mortgage Assn. 4.00% 2025	12,826	13,697
Government National Mortgage Assn. 3.50% 2026	17,073	18,079
Government National Mortgage Assn. 5.50% 2034	7,343	8,185
Government National Mortgage Assn. 5.50% 2036	9,092	10,126
Government National Mortgage Assn. 5.00% 2038	18,627	20,485
Government National Mortgage Assn. 5.50% 2038	3,186	3,528
Government National Mortgage Assn. 5.50% 2038	2,880	3,184
Government National Mortgage Assn. 5.50% 2038	2,700	2,994
Government National Mortgage Assn. 5.50% 2038	2,456	2,720
Government National Mortgage Assn. 5.50% 2038	2,045	2,269
Government National Mortgage Assn. 5.50% 2038	1,654	1,834
Government National Mortgage Assn. 5.50% 2038	1,294	1,433
Government National Mortgage Assn. 5.50% 2038	1,129	1,248
Government National Mortgage Assn. 6.00% 2038	2,233	2,499
Government National Mortgage Assn. 6.50% 2038	6,112	6,822
Government National Mortgage Assn. 6.50% 2038	871	972
Government National Mortgage Assn. 3.50% 20392	1,584	1,666
Government National Mortgage Assn. 4.50% 2039	6,996	7,606
Government National Mortgage Assn. 4.50% 2039	5,743	6,248
Government National Mortgage Assn. 5.00% 2039	5,883	6,467
Government National Mortgage Assn. 5.50% 2039	7,084	7,832
Government National Mortgage Assn. 5.50% 2039	1,303	1,441
Government National Mortgage Assn. 5.50% 2039	806	895
Government National Mortgage Assn. 4.50% 2040	8,253	8,968
Government National Mortgage Assn. 4.50% 2040	868	944
Government National Mortgage Assn. 4.50% 2040	517	562
Government National Mortgage Assn. 5.00% 2040	4,915	5,408
Government National Mortgage Assn. 5.00% 2040	2,447	2,692
Government National Mortgage Assn. 5.00% 2040	2,356	2,595
Government National Mortgage Assn. 5.00% 2040	1,488	1,637
Government National Mortgage Assn. 5.00% 2040	904	995
Government National Mortgage Assn. 5.00% 2040	30	33
Government National Mortgage Assn. 3.50% 2041	9,837	10,309
Government National Mortgage Assn. 3.50% 2041	8,352	8,752
Government National Mortgage Assn. 3.50% 2041	4,174	4,377
Government National Mortgage Assn. 4.00% 2041	31,525	33,742
Government National Mortgage Assn. 4.00% 2041	3,989	4,277
Government National Mortgage Assn. 4.00% 2041	1,989	2,133
Government National Mortgage Assn. 4.00% 2041	1,135	1,217
Government National Mortgage Assn. 4.50% 2041	6,560	7,133
Government National Mortgage Assn. 5.00% 2041	4,410	4,843
Government National Mortgage Assn. 5.50% 2041	17,850	19,719
Government National Mortgage Assn. 6.172% 2058	248	267
Government National Mortgage Assn. 6.22% 2058	3,293	3,573
Government National Mortgage Assn., Series 2003, 6.116% 2058	1,679	1,853
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035	14,992	15,944
FDIC Structured Sale Guaranteed Notes, Series 2010-L1A, Class A-1, 0% 20113	950	950
FDIC Structured Sale Guaranteed Notes, Series 2010-L2A, Class A, 3.00% 20193	6,233	6,282
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 0.789% 20482,3	633	635
National Credit Union Administration, Series 2011-M1, Class A1, 0.245% 20132	1,352	1,349
National Credit Union Administration, Series 2011-M1, Class A2, 1.40% 2015	760	759
National Credit Union Administration, Series 2010-R2, Class 1A, 0.594% 20172	613	614
National Credit Union Administration, Series 2011-R3, Class 1A, 0.625% 20202	1,226	1,227
National Credit Union Administration, Series 2011-R1, Class 1A, 0.674% 20202	627	628
		2,017,080

Other mortgage-backed securities1 — 0.08%
Compagnie de Financement Foncier 2.25% 20143	3,000	3,018

Commercial mortgage-backed securities1 — 0.00%
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	54	54

Total mortgage-backed obligations		2,020,152

U.S. TREASURY BONDS & NOTES — 25.56%
U.S. Treasury 0.625% 2012	23,075	23,156
U.S. Treasury 1.00% 2012	46,000	46,237
U.S. Treasury 1.375% 2012	25,830	26,177
U.S. Treasury 4.875% 2012	37,440	38,101
U.S. Treasury 1.125% 2013	27,483	27,885
U.S. Treasury 1.375% 2013	37,550	38,137
U.S. Treasury 1.25% 2014	3,720	3,800
U.S. Treasury 2.375% 2014	18,500	19,580
U.S. Treasury 2.00% 20144	8,828	9,383
U.S. Treasury 1.375% 2015	11,550	11,858
U.S. Treasury 1.875% 2015	22,620	23,685
U.S. Treasury 2.125% 2015	28,750	30,416
U.S. Treasury 11.25% 2015	41,690	56,650
U.S. Treasury 0.125% 20164	9,774	10,103
U.S. Treasury 1.00% 2016	9,600	9,623
U.S. Treasury 1.75% 2016	27,475	28,595
U.S. Treasury 2.125% 2016	22,725	24,040
U.S. Treasury 2.375% 2016	30,400	32,488
U.S. Treasury 5.125% 2016	1,500	1,792
U.S. Treasury 7.50% 2016	3,500	4,647
U.S. Treasury 2.50% 2017	36,250	39,022
U.S. Treasury 3.00% 2017	8,750	9,650
U.S. Treasury 4.625% 2017	16,000	19,005
U.S. Treasury 3.50% 2018	30,710	34,926
U.S. Treasury 2.125% 20194	11,974	13,979
U.S. Treasury 3.125% 2019	29,810	33,264
U.S. Treasury 3.50% 2020	17,600	20,189
U.S. Treasury 8.75% 2020	5,025	7,950
U.S. Treasury 0.625% 20214	13,572	14,197
U.S. Treasury 2.125% 2021	18,825	19,196
U.S. Treasury 6.00% 2026	7,250	10,411
U.S. Treasury 5.25% 2028	8,540	11,682
U.S. Treasury 6.25% 2030	5,000	7,676
U.S. Treasury 4.50% 2036	7,000	9,093
U.S. Treasury 4.25% 2039	9,325	11,776
U.S. Treasury 3.875% 2040	72,700	86,671
U.S. Treasury 4.25% 2040	9,000	11,421
U.S. Treasury 4.375% 2040	5,100	6,587
U.S. Treasury 4.625% 2040	117,560	157,602
U.S. Treasury 3.75% 2041	2,250	2,630
		993,280

FEDERAL AGENCY BONDS & NOTES — 15.04%
Federal Home Loan Bank 0.875% 2012	59,850	60,179
Federal Home Loan Bank 1.125% 2012	10,250	10,312
Federal Home Loan Bank 1.75% 2012	29,300	29,690
Federal Home Loan Bank 2.25% 2012	4,500	4,550
Federal Home Loan Bank 1.00% 2013	14,140	14,283
Federal Home Loan Bank 1.875% 2013	22,780	23,371
Federal Home Loan Bank 3.625% 2013	68,220	72,696
Federal Home Loan Bank 2.375% 2014	4,250	4,444
Federal Home Loan Bank 5.50% 2014	46,910	53,517
Freddie Mac 2.125% 2012	50,000	50,812
Freddie Mac 2.50% 2014	4,000	4,200
Freddie Mac 1.75% 2015	23,425	24,176
Fannie Mae 6.125% 2012	10,000	10,274
Fannie Mae 0.75% 2013	37,750	38,029
Fannie Mae 1.00% 2013	26,550	26,872
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 3.125% 2011	2,750	2,763
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 2.125% 2012	20,800	21,266
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 2.20% 2012	6,000	6,084
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 1.625% 2014	18,500	19,037
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 2.625% 2014	5,000	5,259
Tennessee Valley Authority, Series A, 3.875% 2021	2,075	2,343
Tennessee Valley Authority 5.25% 2039	8,900	11,508
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.25% 2011	3,000	3,004
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.125% 2012	3,400	3,438
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.125% 2012	3,000	3,044
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.25% 2012	3,250	3,324
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.10% 2012	2,500	2,528
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.375% 2012	6,750	6,856
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp., Series L, 3.125% 2012	2,750	2,806
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 3.00% 2011	2,750	2,764
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.20% 2012	5,000	5,069
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.25% 2012	3,750	3,784
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc. 3.25% 2012	7,750	7,908
United States Government Agency-Guaranteed (FDIC insured), Ally Financial Inc. 1.75% 2012	2,500	2,539
United States Government Agency-Guaranteed (FDIC insured), Ally Financial Inc. 2.20% 2012	5,000	5,114
United States Government Agency-Guaranteed (FDIC insured), Morgan Stanley 1.95% 2012	3,300	3,341
United States Government Agency-Guaranteed (FDIC insured), Morgan Stanley 2.25% 2012	3,000	3,028
United States Government Agency-Guaranteed (FDIC insured), John Deere Capital Corp. 2.875% 2012	6,000	6,115
United States Government Agency-Guaranteed (FDIC insured), KeyBank NA 3.20% 2012	5,750	5,871
United States Government Agency-Guaranteed (FDIC insured), PNC Funding Corp. 2.30% 2012	5,500	5,583
Small Business Administration, Series SBIC-PS 2006-10A, Participating Securities, 5.408% 20161	1,474	1,607
Small Business Administration, Series 2001-20K, 5.34% 20211	439	478
Small Business Administration, Series 2001-20J, 5.76% 20211	335	367
Small Business Administration, Series 2001-20F, 6.44% 20211	833	922
Small Business Administration, Series 2003-20B, 4.84% 20231	1,533	1,665
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	4,100	4,131
United States Government Agency-Guaranteed (FDIC insured), State Street Corp. 2.15% 2012	3,300	3,338
		584,289

BONDS & NOTES OF GOVERNMENT AGENCIES OUTSIDE THE U.S. — 0.20%
United Kingdom Government Agency-Guaranteed, Network Rail Infrastructure Ltd 1.50% 20143	4,000	4,091
France Government Agency-Guaranteed, Société Finance 2.875% 20143	1,810	1,901
Kommunalbanken 1.00% 20143	1,626	1,635
		7,627

ASSET-BACKED OBLIGATIONS1 — 0.06%
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	834	846
Ford Credit Auto Owner Trust, Series 2008-A, Class A-4, 4.37% 2012	773	777
Nissan Auto Receivables Owner Trust, Series 2008-A, Class A-4, 4.28% 2014	511	515
PSE&G Transition Funding II LLC, Series 2005-1, Class A-2, 4.34% 2014	435	440
		2,578

Total bonds, notes & other debt instruments (cost: $3,449,971,000)		3,607,926

Short-term securities — 16.94%

Coca-Cola Co. 0.06%–0.16% due 10/18–12/5/20113	101,600	101,592
Falcon Asset Securitization Co., LLC 0.14%–0.15% due 10/11–10/21/20113	85,000	84,995
Procter & Gamble International Funding S.C.A. 0.04%–0.06% due 10/17–11/2/20113	70,100	70,098
CAFCO, LLC 0.18%–0.21% due 10/14–10/19/2011	56,150	56,146
Freddie Mac 0.09%–0.14% due 12/15/2011–1/17/2012	50,800	50,794
Pfizer Inc 0.04% due 10/4/20113	40,000	40,000
Wal-Mart Stores, Inc. 0.06% due 10/13/20113	38,000	37,999
Johnson & Johnson 0.25% due 10/31/20113	26,200	26,198
Straight-A Funding LLC 0.19% due 12/20/20113	25,054	25,049
PepsiCo Inc. 0.05% due 11/4/20113	25,000	24,999
Hewlett-Packard Co. 0.18% due 12/12/20113	25,000	24,987
Fannie Mae 0.11% due 11/14–12/21/2011	24,425	24,424
Abbott Laboratories 0.06% due 11/1/20113	24,100	24,099
John Deere Credit Ltd. 0.12% due 10/4/20113	18,000	18,000
Federal Home Loan Bank 0.09% due 12/2/2011	17,900	17,899
Federal Farm Credit Banks 0.25% due 11/30/2011	16,000	15,999
McDonald’s Corp. 0.06% due 11/7/20113	6,300	6,300
eBay Inc. 0.09% due 12/1/20113	4,800	4,797
Private Export Funding Corp. 0.12% due 12/19/20113	3,700	3,698

Total short-term securities (cost: $658,053,000)		658,073

Total investment securities (cost: $4,108,024,000)		4,265,999
Other assets less liabilities		(380,243)

Net assets		$3,885,756

1Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
2Coupon rate may change periodically.

3Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $511,323,000, which represented 13.16% of the net assets of the fund.

4Index-linked bond whose principal amount moves with a government price index.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the series’ board of trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At September 30, 2011, all of the fund’s investment securities were classified as Level 2.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$160,955
Gross unrealized depreciation on investment securities	(3,786)
Net unrealized appreciation on investment securities	157,169
Cost of investment securities for federal income tax purposes	4,108,830

Cash Management FundSM
Investment portfolio

September 30, 2011
unaudited

Short-term securities — 100.11%	Principal amount (000)	Value (000)

FEDERAL AGENCY DISCOUNT NOTES — 50.58%
Fannie Mae 0.02%–0.10% due 10/3/2011–1/4/2012	$225,750	$225,743
Federal Home Loan Bank 0.015%–0.07% due 10/19–12/16/2011	65,000	64,999
Freddie Mac 0.14% due 10/17–12/15/2011	47,200	47,198
Federal Farm Credit Banks 0.05% due 10/12/2011	18,800	18,800
		356,740

U.S. TREASURIES — 27.74%
U.S. Treasury Bills 0.005%–0.18% due 10/13/2011–3/15/2012	195,600	195,593

COMMERCIAL PAPER — 21.24%
KfW 0.20% due 12/22/20111	18,000	17,996
Google Inc. 0.05% due 10/28/20111	17,700	17,699
Merck & Co. Inc. 0.08% due 10/12/20111	17,300	17,300
Straight-A Funding LLC 0.16% due 11/9/20111	12,800	12,798
eBay Inc. 0.09% due 12/1/20111	11,600	11,594
American Honda Finance Corp. 0.17% due 10/18/2011	11,400	11,399
NetJets Inc. 0.11% due 11/16/20111	10,600	10,596
Falcon Asset Securitization Co., LLC 0.15% due 10/20/20111	10,500	10,499
Pfizer Inc 0.04% due 10/4/20111	10,000	10,000
Becton, Dickinson and Co. 0.09% due 10/28/2011	9,900	9,899
Coca-Cola Co. 0.11% due 10/26/20111	8,700	8,699
McDonald’s Corp. 0.06% due 11/7/20111	8,300	8,299
Wal-Mart Stores, Inc. 0.07% due 11/29/20111	3,000	3,000
		149,778

DISCOUNT NOTES — 0.55%
International Bank for Reconstruction and Development 0.04% due 12/19/2011	3,900	3,900

Total investment securities (cost: $705,991,000)		706,011
Other assets less liabilities		(745)

Net assets		$705,266

1Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $128,480,000, which represented 18.22% of the net assets of the fund.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the series’ board of trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At September 30, 2011, all of the fund’s investment securities were classified as Level 2.

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$27
Gross unrealized depreciation on investment securities	(7)
Net unrealized appreciation on investment securities	20
Cost of investment securities for federal income tax purposes	705,991

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of American Funds Insurance Series. This and other important information is contained in the series’ prospectus and summary prospectuses, which can be obtained from a financial professional and should be read carefully before investing.

American Funds Insurance Series serves as an underlying investment option for multiple insurance products, including variable annuity contracts and variable life insurance policies. The funds can be purchased only through insurance products. This material is not an offer of the funds.

MFGEFP-995-1111O-S29413

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS INSURANCE SERIES

By /s/ Michael J. Downer
Michael J. Downer, Executive Vice President and Principal Executive Officer

Date: November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Downer
Michael J. Downer, Executive Vice President and Principal Executive Officer

Date: November 28, 2011

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: November 28, 2011